UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard Windsor II Fund Investor Shares	71,489,419	2,203,304
Vanguard Windsor Fund Investor Shares	74,559,267	1,201,895
Vanguard PRIMECAP Fund Investor Shares	12,860,373	954,497
Vanguard U.S. Growth Fund Investor Shares	41,991,232	941,024
Vanguard Morgan Growth Fund Investor Shares	45,123,585	938,119
Vanguard Explorer Fund Investor Shares	6,998,681	594,048
		6,832,887
International Stock Funds (18.8%)
Vanguard International Value Fund	45,152,861	1,462,953
Vanguard International Growth Fund Investor Shares	72,612,943	1,460,972
		2,923,925
Bond Funds (37.2%)
Vanguard Short-Term Investment Grade Fund Investor Shares	177,970,371	1,925,639
Vanguard GNMA Fund Investor Shares	177,676,682	1,924,239
Vanguard Long-Term Investment-Grade Fund Investor Shares	179,975,310	1,916,737
		5,766,615
Total Investment Companies (Cost $11,205,063)		15,523,427
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.143% (Cost $2,142)	2,141,626	2,142

Total Investments (100.0%) (Cost $11,207,205)		15,525,569
Other Assets and Liabilities-Net (0.0%)		(1,784)
Net Assets (100%)		15,523,785

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2013, the cost of investment securities for tax purposes was $11,207,205,000. Net unrealized appreciation of investment securities for tax purposes was $4,318,364,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

STAR Fund

Vanguard Total International Stock Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (6.1%)
BHP Billiton Ltd.	14,587,308	573,752
Commonwealth Bank of Australia	7,202,782	484,567
Westpac Banking Corp.	13,934,085	407,642
Australia & New Zealand Banking Group Ltd.	12,287,054	341,261
National Australia Bank Ltd.	10,283,587	293,853
Woolworths Ltd.	5,574,982	181,621
Wesfarmers Ltd.	4,553,701	178,704
Rio Tinto Ltd.	1,971,506	136,925
CSL Ltd.	2,287,738	130,958
Westfield Group	9,704,787	113,255
Woodside Petroleum Ltd.	2,978,700	110,339
Telstra Corp. Ltd.	19,687,678	94,502
Newcrest Mining Ltd.	3,353,173	82,133
AMP Ltd.	13,076,374	72,589
QBE Insurance Group Ltd.	5,347,534	66,601
Origin Energy Ltd.	4,932,823	64,804
Suncorp Group Ltd.	5,814,434	64,442
Brambles Ltd.	7,038,925	59,455
Macquarie Group Ltd.	1,460,314	58,734
Santos Ltd.	4,316,596	53,924
Insurance Australia Group Ltd.	9,398,691	49,176
Amcor Ltd.	5,466,125	47,884
Orica Ltd.	1,652,692	44,195
Westfield Retail Trust	13,138,912	44,002
AGL Energy Ltd.	2,469,999	39,718
Transurban Group	5,940,142	37,807
Coca-Cola Amatil Ltd.	2,585,181	37,311
Goodman Group	7,672,360	35,988
Stockland	9,934,796	35,723
Aurizon Holdings Ltd.	8,207,758	34,012
Fortescue Metals Group Ltd.	6,320,338	31,002
ASX Ltd.	791,567	28,918
Lend Lease Group	2,454,913	26,537
Mirvac Group	15,450,429	25,644
GPT Group	6,388,232	25,272
Incitec Pivot Ltd.	7,378,390	24,882
WorleyParsons Ltd.	930,403	24,533
Sonic Healthcare Ltd.	1,684,620	24,006
Dexus Property Group	20,801,804	22,676
APA Group	3,755,061	22,595
Asciano Ltd.	4,389,084	22,141
Crown Ltd.	1,818,365	21,971
Computershare Ltd.	2,006,641	21,945
Cochlear Ltd.	258,226	21,733
James Hardie Industries plc	1,987,654	21,119
Tatts Group Ltd.	6,185,458	20,994

^	Iluka Resources Ltd.	1,893,728	19,196
	CFS Retail Property Trust Group	8,954,588	18,690
	Ramsay Health Care Ltd.	592,452	18,251
^	ALS Ltd.	1,535,727	18,055
	Boral Ltd.	3,418,566	17,527
	Bendigo and Adelaide Bank Ltd.	1,788,084	17,201
	Toll Holdings Ltd.	3,068,703	16,916
	Metcash Ltd.	3,993,939	15,870
	Leighton Holdings Ltd.	688,121	14,877
	Federation Centres	6,125,032	14,874
	Treasury Wine Estates Ltd.	2,935,666	14,570
	Alumina Ltd.	10,953,168	12,653
	Echo Entertainment Group Ltd.	3,347,618	12,540
	Caltex Australia Ltd.	614,234	12,464
	GrainCorp Ltd. Class A	982,235	12,373
	Commonwealth Property Office Fund	10,677,942	12,372
	Seek Ltd.	1,379,386	12,079
	DUET Group	5,055,757	11,597
	Bank of Queensland Ltd.	1,258,588	10,812
	Ansell Ltd.	595,033	10,649
	Tabcorp Holdings Ltd.	3,299,576	10,502
	Spark Infrastructure Group	5,644,358	10,334
	Primary Health Care Ltd.	2,130,554	10,012
	OZ Minerals Ltd.	1,375,660	9,976
	Monadelphous Group Ltd.	357,988	9,951
	Challenger Ltd.	2,358,572	9,475
	SP AusNet	7,555,058	9,070
*	Downer EDI Ltd.	1,928,921	9,043
	Australian Infrastructure Fund	2,779,863	8,994
*	BlueScope Steel Ltd.	2,520,249	8,909
	Investa Office Fund	2,763,993	8,746
	UGL Ltd.	744,241	8,635
	Beach Energy Ltd.	5,691,555	8,479
*	Qantas Airways Ltd.	5,051,420	8,075
^	carsales.com Ltd.	851,219	7,880
^	Flight Centre Ltd.	245,126	7,772
	Adelaide Brighton Ltd.	2,172,948	7,682
	Aristocrat Leisure Ltd.	1,984,114	7,675
*	Regis Resources Ltd.	1,334,627	7,256
^,* Aurora Oil & Gas Ltd.		1,833,318	7,254
	DuluxGroup Ltd.	1,671,386	7,186
	Whitehaven Coal Ltd.	2,081,789	7,142
	Perpetual Ltd.	170,828	6,925
	Super Retail Group Ltd.	615,461	6,844
^	Myer Holdings Ltd.	2,604,763	6,778
	PanAust Ltd.	2,150,160	6,639
	IOOF Holdings Ltd.	765,597	6,581
	Sims Metal Management Ltd.	675,825	6,579
^	David Jones Ltd.	2,414,824	6,310
*	Goodman Fielder Ltd.	8,944,816	6,216
	Arrium Ltd.	6,046,686	6,041
	Seven West Media Ltd.	2,663,580	5,839
	Mineral Resources Ltd.	539,232	5,808
^,* Lynas Corp. Ltd.		8,517,743	5,698
	Atlas Iron Ltd.	3,670,374	5,689
^	Fairfax Media Ltd.	9,758,138	5,507
*	Karoon Gas Australia Ltd.	804,424	5,455

	Sydney Airport	1,629,543	5,397
	REA Group Ltd.	240,631	5,166
	Charter Hall Retail REIT	1,250,325	4,984
^	Harvey Norman Holdings Ltd.	2,430,011	4,976
^	Bradken Ltd.	755,565	4,930
	CSR Ltd.	2,318,190	4,889
	Invocare Ltd.	498,088	4,774
	BWP Trust	1,911,938	4,672
^	Platinum Asset Management Ltd.	903,212	4,556
	Independence Group NL	989,351	4,553
^	JB Hi-Fi Ltd.	436,600	4,515
	Nufarm Ltd.	772,869	4,494
^	Navitas Ltd.	850,301	4,391
	Boart Longyear Ltd.	2,043,992	4,390
	Iress Ltd.	494,837	4,324
^	SAI Global Ltd.	918,769	4,284
*	Perseus Mining Ltd.	2,094,571	4,274
*	Silver Lake Resources Ltd.	1,599,644	4,262
	Cardno Ltd.	574,206	4,078
	Transfield Services Ltd.	2,130,247	3,967
^,* Paladin Energy Ltd.		3,310,838	3,965
	Mermaid Marine Australia Ltd.	931,277	3,949
	Resolute Mining Ltd.	2,839,048	3,936
*	Sundance Resources Ltd.	10,917,272	3,871
	Qube Holdings Ltd.	2,070,075	3,836
	Medusa Mining Ltd.	738,692	3,823
^,* Linc Energy Ltd.		1,498,579	3,817
	Australand Property Group	1,044,862	3,761
	Sigma Pharmaceuticals Ltd.	5,298,584	3,684
	Envestra Ltd.	3,537,367	3,599
*	Sandfire Resources NL	431,222	3,510
^,* Mesoblast Ltd.		559,738	3,497
	Ausdrill Ltd.	1,109,872	3,474
*	Evolution Mining Ltd.	2,106,024	3,409
	Charter Hall Group	955,054	3,390
*	St. Barbara Ltd.	2,240,457	3,355
	ARB Corp. Ltd.	270,170	3,352
*	Transpacific Industries Group Ltd.	3,990,689	3,290
*	AWE Ltd.	2,421,033	3,223
	Pacific Brands Ltd.	4,216,558	3,081
	McMillan Shakespeare Ltd.	214,325	3,070
*	Macquarie Atlas Roads Group	1,672,454	2,999
	FlexiGroup Ltd.	715,347	2,995
*	Beadell Resources Ltd.	2,886,099	2,980
	iiNET Ltd.	624,354	2,978
	TPG Telecom Ltd.	1,044,922	2,976
	Premier Investments Ltd.	381,872	2,971
	Wotif.com Holdings Ltd.	480,259	2,920
^	Western Areas Ltd.	637,789	2,916
	Southern Cross Media Group Ltd.	2,328,861	2,885
	Ardent Leisure Group	1,752,051	2,836
	Automotive Holdings Group Ltd.	752,530	2,829
	GUD Holdings Ltd.	318,200	2,770
*	Senex Energy Ltd.	3,842,607	2,733
	Abacus Property Group	1,197,991	2,689
	Cabcharge Australia Ltd.	524,255	2,688
	GWA Group Ltd.	999,275	2,624

	Newcrest Mining Ltd. ADR	107,626	2,610
	Mount Gibson Iron Ltd.	2,945,158	2,575
*	Ten Network Holdings Ltd.	6,988,315	2,456
^,* Aquila Resources Ltd.		737,254	2,406
^	Kingsgate Consolidated Ltd.	570,390	2,400
*	Cudeco Ltd.	526,722	2,379
^,* Drillsearch Energy Ltd.		1,686,737	2,337
^	M2 Telecommunications Group Ltd.	509,109	2,334
^	Fleetwood Corp. Ltd.	217,123	2,328
^	Acrux Ltd.	623,628	2,243
^,* Buru Energy Ltd.		863,111	2,112
^,* Horizon Oil Ltd.		4,376,047	2,100
	STW Communications Group Ltd.	1,490,055	2,018
^	FKP Property Group	1,125,970	2,007
^	NRW Holdings Ltd.	976,541	1,957
^,* Discovery Metals Ltd.		1,717,909	1,930
	Skilled Group Ltd.	663,461	1,924
	Billabong International Ltd.	1,888,159	1,850
*	Shopping Centres Australasia Property Group	1,079,414	1,835
^,* Aquarius Platinum Ltd.		1,857,127	1,829
	Emeco Holdings Ltd.	2,780,062	1,785
^	Reject Shop Ltd.	105,162	1,756
*	Silex Systems Ltd.	523,018	1,707
	Imdex Ltd.	878,433	1,669
*	Credit Corp. Group Ltd.	168,294	1,581
*	Papillon Resources Ltd.	909,828	1,571
*	Roc Oil Co. Ltd.	3,121,938	1,567
	Northern Star Resources Ltd.	1,319,110	1,533
^,* Coalspur Mines Ltd.		1,768,018	1,526
	Multiplex SITES Trust	17,511	1,518
	Ausenco Ltd.	408,445	1,517
	Miclyn Express Offshore Ltd.	613,954	1,514
*	Mineral Deposits Ltd.	350,081	1,494
^,* Mirabela Nickel Ltd.		3,016,807	1,483
^	Decmil Group Ltd.	564,587	1,469
	SMS Management & Technology Ltd.	286,536	1,426
^,* Energy World Corp. Ltd.		4,093,387	1,412
	Cash Converters International Ltd.	1,142,863	1,358
	Thorn Group Ltd.	604,156	1,325
*	Tiger Resources Ltd.	3,556,212	1,304
	Webjet Ltd.	257,936	1,284
	UXC Ltd.	1,128,527	1,271
	Challenger Diversified Property Group	482,929	1,258
	Clough Ltd.	1,094,825	1,254
*	Australian Agricultural Co. Ltd.	980,359	1,248
^,* Starpharma Holdings Ltd.		941,104	1,234
^,* Energy Resources of Australia Ltd.		848,998	1,229
	Amcom Telecommunications Ltd.	743,722	1,223
^,* Gindalbie Metals Ltd.		4,218,341	1,214
*	Nexus Energy Ltd.	5,925,255	1,182
	Macmahon Holdings Ltd.	4,130,530	1,167
	BT Investment Management Ltd.	387,445	1,156
	Troy Resources Ltd.	324,827	1,154
*	Red Fork Energy Ltd.	1,409,752	1,133
*	Ainsworth Game Technology Ltd.	359,425	1,127
^,* Bathurst Resources Ltd.		2,701,261	1,088
	Programmed Maintenance Services Ltd.	514,616	1,079

	MACA Ltd.	393,428	1,068
	Forge Group Ltd.	167,737	1,037
^,* Pharmaxis Ltd.		1,413,748	1,005
*	Infigen Energy	3,435,073	984
	BC Iron Ltd.	263,280	980
*	Saracen Mineral Holdings Ltd.	2,324,854	961
	Austin Engineering Ltd.	182,141	931
*	Gryphon Minerals Ltd.	1,677,317	901
*	Indophil Resources NL	3,442,021	862
*	Western Desert Resources Ltd.	1,046,462	842
	Mincor Resources NL	856,799	836
^,* Alkane Resources Ltd.		1,199,726	834
^	Astro Japan Property Group	228,640	833
	Tassal Group Ltd.	501,537	832
	Hills Holdings Ltd.	850,746	807
	OrotonGroup Ltd.	96,328	748
^,* Endeavour Mining Corp. (Australian Shares)		348,300	747
*	Guildford Coal Ltd.	1,425,679	698
*	Northern Iron Ltd.	1,278,075	694
*	Focus Minerals Ltd.	19,441,686	650
*	Ivanhoe Australia Ltd.	1,389,341	645
	Sims Metal Management Ltd. ADR	66,577	644
*	Metals X Ltd.	3,766,731	611
	APN News & Media Ltd.	1,960,672	593
	Aspen Group	2,447,578	550
	Kingsrose Mining Ltd.	645,765	532
^,* Intrepid Mines Ltd.		2,195,162	518
*	Rex Minerals Ltd.	702,448	509
	Panoramic Resources Ltd.	956,109	506
^,* Gunns Ltd.		3,024,191	505
^,* Maverick Drilling & Exploration Ltd.		780,946	502
	Sedgman Ltd.	441,053	498
*	OM Holdings Ltd.	1,519,950	475
*	Cape Lambert Resources Ltd.	2,001,256	469
*	Perilya Ltd.	1,400,774	446
	Matrix Composites & Engineering Ltd.	224,837	437
	Grange Resources Ltd.	1,412,244	420
*	Cockatoo Coal Ltd.	2,801,877	379
^,* Bandanna Energy Ltd.		1,125,170	323
*	Jupiter Mines Ltd.	2,793,559	290
*	Kagara Ltd.	2,282,838	286
*	Austal Ltd.	309,200	224
	Gunns Ltd. (Convertible Non-Cumulative)	3,440	153
*	Kangaroo Resources Ltd.	250,714	8
*	BGP Holdings PLC	17,449,685	—
			5,273,144
Austria (0.3%)
*	Erste Group Bank AG	984,473	33,127
	OMV AG	664,271	27,365
	Andritz AG	328,038	21,581
	IMMOFINANZ AG	4,218,046	18,479
	Voestalpine AG	495,607	18,172
	Raiffeisen Bank International AG	218,857	9,829
	Vienna Insurance Group AG Wiener Versicherung Gruppe	173,316	9,157
	Telekom Austria AG	1,004,456	7,447
	Oesterreichische Post AG	151,178	6,615
	Verbund AG	305,599	6,512

	Atrium European Real Estate Ltd.	941,852	5,821
	Wienerberger AG	527,833	5,398
	CA Immobilien Anlagen AG	340,736	5,080
	Schoeller-Bleckmann Oilfield Equipment AG	50,138	5,023
	Lenzing AG	47,908	4,890
	Mayr Melnhof Karton AG	41,226	4,887
	Conwert Immobilien Invest SE	313,170	4,245
	RHI AG	100,734	3,689
	Strabag SE	117,037	3,179
	Flughafen Wien AG	46,645	2,874
	EVN AG	161,346	2,593
2	AMAG Austria Metall AG	64,869	2,126
	Semperit AG Holding	44,519	1,932
	Zumtobel AG	130,741	1,884
	Palfinger AG	53,320	1,584
	Kapsch TrafficCom AG	21,899	1,360
	S IMMO AG	208,107	1,322
	BWT AG	55,229	1,193
	Rosenbauer International AG	14,293	927
	Austria Technologie & Systemtechnik AG	55,434	581
			218,872
Belgium (0.8%)
	Anheuser-Busch InBev NV	3,633,420	319,702
	Solvay SA Class A	268,136	42,128
	KBC Groep NV	1,068,862	42,078
	Ageas	1,041,415	34,398
	Groupe Bruxelles Lambert SA	363,662	30,352
	UCB SA	498,133	28,753
	Umicore SA	515,158	26,803
	Delhaize Group SA	461,647	21,903
	Belgacom SA	686,785	20,952
	Colruyt SA	343,339	16,652
	Telenet Group Holding NV	232,428	10,956
	Ackermans & van Haaren NV	105,620	9,802
	Cofinimmo	68,215	8,245
^,* ThromboGenics NV		147,243	7,671
^	Elia System Operator SA	121,084	5,654
^	NV Bekaert SA	175,508	5,277
	Gimv NV	81,981	4,550
	Befimmo SCA Sicafi	64,186	4,487
	D'ieteren SA	98,699	4,368
	Barco NV	48,921	3,888
	Nyrstar (Voting Shares)	649,358	3,768
	Mobistar SA	135,924	3,730
	Tessenderlo Chemie NV (Voting Shares)	103,776	3,613
	EVS Broadcast Equipment SA	52,878	3,154
*	KBC Ancora	144,483	2,989
	Warehouses De Pauw SCA	44,576	2,766
	Kinepolis Group NV	18,934	2,214
	Sipef SA	25,326	2,206
^,* Galapagos NV		90,011	2,165
	Cie d'Entreprises CFE	33,418	2,071
	Econocom Group	244,773	1,991
	Arseus NV	80,347	1,881
*	RHJ International	341,563	1,873
*	AGFA-Gevaert NV	806,863	1,634
	Melexis NV	82,620	1,567

	Cie Maritime Belge SA	62,384	1,279
	Wereldhave Belgium NV	9,305	1,036
^	Exmar NV	96,570	990
^,* Ablynx NV		113,279	970
	Intervest Offices & Warehouses	29,356	805
	Recticel SA	88,944	687
*	Ion Beam Applications	71,583	581
*	Euronav NV	90,269	542
^,* Dexia SA		2,875,273	156
			693,287
Brazil (2.8%)
	Petroleo Brasileiro SA Prior Pfd.	11,267,553	102,301
	Vale SA Prior Pfd.	5,232,547	101,690
	Banco Bradesco SA Prior Pfd.	5,403,824	99,320
	Cia de Bebidas das Americas Prior Pfd.	2,049,761	96,551
	Itau Unibanco Holding SA Prior Pfd.	5,506,903	94,992
	Itau Unibanco Holding SA ADR	4,815,068	82,964
	Petroleo Brasileiro SA	8,374,629	76,666
	Vale SA Class B Pfd. ADR	3,829,525	73,718
	Vale SA	3,504,717	70,856
	Petroleo Brasileiro SA ADR Type A	3,869,939	70,007
	Cia de Bebidas das Americas ADR	1,362,369	64,113
	Banco Bradesco SA ADR	3,473,286	63,839
	Itausa - Investimentos Itau SA Prior Pfd.	11,469,976	58,060
	BM&FBovespa SA	8,068,842	56,484
	Vale SA Class B ADR	2,420,721	48,826
	Petroleo Brasileiro SA ADR	2,547,792	46,574
	BRF - Brasil Foods SA	1,949,083	42,812
	CCR SA	3,993,037	41,207
	Banco Bradesco SA	2,191,910	38,954
	Cielo SA	1,330,147	37,620
	Ultrapar Participacoes SA	1,473,759	35,576
	Banco do Brasil SA	2,587,539	31,705
	Cia de Bebidas das Americas	633,460	28,639
	Souza Cruz SA	1,727,426	28,583
	BR Malls Participacoes SA	1,842,551	23,854
	BRF - Brasil Foods SA ADR	1,011,468	22,455
	Lojas Renner SA	559,581	22,399
	Telefonica Brasil SA Prior Pfd.	861,680	21,761
	Gerdau SA Prior Pfd.	2,470,636	21,675
	Natura Cosmeticos SA	779,981	21,033
	Lojas Americanas SA Prior Pfd.	1,837,652	16,398
	Banco Santander Brasil SA ADR	2,159,559	16,024
	Bradespar SA Prior Pfd.	1,022,027	15,854
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	326,924	15,607
	Klabin SA Prior Pfd.	2,050,200	14,053
	Metalurgica Gerdau SA Prior Pfd. Class A	1,240,891	13,890
*	Hypermarcas SA	1,566,960	13,534
	Cia Energetica de Minas Gerais Prior Pfd.	1,244,402	13,498
	Tractebel Energia SA	740,023	13,152
	Cosan SA Industria e Comercio	555,694	13,116
	Gerdau SA ADR	1,424,578	12,579
	WEG SA	977,240	12,396
	Tim Participacoes SA	2,786,338	12,313
	Telefonica Brasil SA ADR	483,951	12,186
	Cia de Saneamento Basico do Estado de Sao Paulo	269,298	12,130
*	OGX Petroleo e Gas Participacoes SA	5,838,750	12,021

Cia Hering	630,815	12,000
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,319,219	11,626
CETIP SA - Mercados Organizados	922,569	11,605
Totvs SA	514,314	11,201
Cia de Saneamento Basico do Estado de Sao Paulo ADR	248,030	11,040
Anhanguera Educacional Participacoes SA	563,388	10,963
Embraer SA ADR	332,023	10,947
BR Properties SA	837,229	10,868
Localiza Rent a Car SA	590,259	10,849
Cia Energetica de Minas Gerais ADR	924,212	10,148
Raia Drogasil SA	889,239	9,936
Cia Siderurgica Nacional SA	1,828,381	9,870
Embraer SA	1,194,393	9,867
Multiplan Empreendimentos Imobiliarios SA	340,587	9,843
Oi SA Prior Pfd.	2,431,156	9,828
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,871,500	9,718
Banco Santander Brasil SA	1,272,416	9,361
Amil Participacoes SA	566,102	8,875
CPFL Energia SA	868,367	8,852
All America Latina Logistica SA	2,012,954	8,764
Kroton Educacional SA	337,326	8,283
PDG Realty SA Empreendimentos e Participacoes	5,184,912	8,228
MRV Engenharia e Participacoes SA	1,434,112	8,210
Cia Siderurgica Nacional SA ADR	1,455,589	7,904
Duratex SA	1,105,414	7,683
* Fibria Celulose SA	624,755	7,655
Diagnosticos da America SA	1,049,592	7,458
Cia Energetica de Sao Paulo Prior Pfd.	717,461	7,119
* JBS SA	1,855,690	7,110
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	824,196	7,057
Marcopolo SA Prior Pfd.	1,028,434	6,946
* Qualicorp SA	648,519	6,709
EDP - Energias do Brasil SA	1,081,082	6,618
EcoRodovias Infraestrutura e Logistica SA	746,462	6,605
Cia de Saneamento de Minas Gerais-COPASA	257,622	6,269
* Fibria Celulose SA ADR	505,062	6,232
Estacio Participacoes SA	278,729	6,173
Porto Seguro SA	505,920	6,072
Odontoprev SA	1,180,896	6,019
Mills Estruturas e Servicos de Engenharia SA	341,479	5,745
Equatorial Energia SA	603,436	5,682
Oi SA ADR Pfd.	1,376,995	5,659
* Arteris SA	543,328	5,651
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	116,673	5,502
Centrais Eletricas Brasileiras SA Prior Pfd.	829,868	5,268
Aliansce Shopping Centers SA	389,740	5,059
Oi SA	988,787	5,040
Lojas Americanas SA	580,500	4,935
* Marfrig Alimentos SA	952,352	4,902
Sul America SA	511,734	4,785
AES Tiete SA Prior Pfd.	451,160	4,701
Multiplus SA	216,050	4,644
Tim Participacoes SA ADR	207,108	4,556
Braskem SA Prior Pfd.	596,746	4,498
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
S.A	204,458	4,358
Brazil Pharma SA	583,400	4,307

Cia Paranaense de Energia ADR	264,856	4,280
Iguatemi Empresa de Shopping Centers SA	291,800	4,229
Iochpe-Maxion SA	299,576	3,926
Arezzo Industria e Comercio SA	204,166	3,845
Even Construtora e Incorporadora SA	754,100	3,700
Grendene SA	400,123	3,520
Santos Brasil Participacoes SA	215,349	3,461
Randon Participacoes SA Prior Pfd.	578,705	3,415
* MPX Energia SA	665,400	3,298
Cia Paranaense de Energia Prior Pfd.	198,500	3,250
Magnesita Refratarios SA	790,240	3,183
* Gafisa SA	1,266,210	3,160
Centrais Eletricas Brasileiras SA	855,500	3,059
Ez Tec Empreendimentos e Participacoes SA	234,804	3,054
Light SA	292,100	3,004
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	434,904	2,981
Sao Martinho SA	199,439	2,854
Fleury SA	241,018	2,693
Helbor Empreendimentos SA	453,921	2,644
* MMX Mineracao e Metalicos SA	1,541,065	2,623
Rossi Residencial SA	1,234,988	2,605
LPS Brasil Consultoria de Imoveis SA	146,300	2,601
Brasil Insurance Participacoes e Administracao SA	238,012	2,570
International Meal Co. Holdings SA	186,095	2,561
Minerva SA	384,540	2,510
Contax Participacoes SA Prior Pfd.	181,169	2,457
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	336,000	2,445
SLC Agricola SA	223,364	2,421
* B2W Cia Global Do Varejo	309,443	2,371
JSL SA	303,568	2,297
Abril Educacao SA	103,860	2,285
Cia Energetica do Ceara Prior Pfd.	105,547	2,279
* HRT Participacoes em Petroleo SA	1,205,946	2,271
Mahle-Metal Leve SA Industria e Comercio	167,239	2,263
CPFL Energia SA ADR	108,896	2,255
Brookfield Incorporacoes SA	1,256,258	2,132
Autometal SA	180,148	1,987
* Paranapanema SA	756,020	1,974
Banco Panamericano SA Prior Pfd.	658,414	1,964
* Restoque Comercio e Confeccoes de Roupas SA	435,856	1,882
Sonae Sierra Brasil SA	119,846	1,839
Technos SA	145,511	1,790
Banco ABC Brasil SA Prior Pfd.	242,304	1,769
Tegma Gestao Logistica	102,600	1,752
Magazine Luiza SA	290,085	1,748
Brasil Brokers Participacoes SA	549,700	1,745
Tecnisa SA	460,777	1,722
* LLX Logistica SA	1,521,960	1,704
Cia de Locacao das Americas	282,350	1,701
* Vanguarda Agro SA	7,602,220	1,680
* Gafisa SA ADR	335,100	1,649
JHSF Participacoes SA	371,565	1,618
UNICASA Industria de Moveis SA	287,125	1,615
Eternit SA	378,920	1,600
TPI - Triunfo Participacoes e Investimentos SA	235,749	1,466
Saraiva SA Livreiros Editores Prior Pfd.	106,743	1,383
Centrais Eletricas Brasileiras SA ADR	386,734	1,373

Banco Daycoval SA Prior Pfd.	265,645	1,371
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	200,550	1,188
Centrais Eletricas Brasileiras SA ADR Pfd. Class B	179,258	1,133
Centrais Eletricas de Santa Catarina SA Prior Pfd.	90,791	1,090
* Log-in Logistica Intermodal SA	249,905	1,053
Banco Industrial e Comercial SA Prior Pfd.	324,000	1,033
* Gol Linhas Aereas Inteligentes SA ADR	128,200	933
Eucatex SA Industria e Comercio Prior Pfd.	205,792	904
Banco Pine SA Prior Pfd.	121,542	889
Braskem SA ADR	52,500	798
Parana Banco SA Prior Pfd.	108,000	747
Rodobens Negocios Imobiliarios SA	101,545	701
Tempo Participacoes SA	361,551	652
Forjas Taurus SA Prior Pfd.	411,146	586
T4F Entretenimento SA	147,364	556
Profarma Distribuidora de Produtos Farmaceuticos SA	63,900	545
Unipar Participacoes SA Prior Pfd.	2,299,400	531
* General Shopping Brasil SA	93,862	471
Oi SA ADR	87,138	438
Cia Providencia Industria e Comercio SA	94,684	428
* Fertilizantes Heringer SA	77,564	398
* Industrias Romi SA	147,794	360
* Viver Incorporadora e Construtora SA	679,482	304
* Positivo Informatica SA	101,700	259
* Refinaria de Petroleos de Manguinhos SA	787,481	91
* Equatorial Energia SA Rights Exp. 02/08/2013	41,492	18
		2,427,728
Canada (7.9%)
Royal Bank of Canada	6,533,863	406,942
Toronto-Dominion Bank	4,134,313	345,245
Bank of Nova Scotia	5,184,982	304,892
Suncor Energy Inc.	6,991,930	237,644
Canadian National Railway Co.	1,967,042	188,796
^ Bank of Montreal (XTSE)	2,726,872	172,213
Potash Corp. of Saskatchewan Inc.	3,887,254	165,132
Canadian Imperial Bank of Commerce	1,835,549	153,116
TransCanada Corp.	3,187,100	150,855
Enbridge Inc.	3,425,854	150,615
Canadian Natural Resources Ltd.	4,953,831	149,598
Barrick Gold Corp.	4,526,605	144,140
Goldcorp Inc.	3,668,016	129,193
Manulife Financial Corp.	8,213,521	118,583
Cenovus Energy Inc.	3,420,819	113,559
Teck Resources Ltd. Class B	2,606,592	94,997
Brookfield Asset Management Inc. Class A	2,516,317	92,867
Canadian Pacific Railway Ltd.	776,692	89,669
* Valeant Pharmaceuticals International Inc.	1,305,802	86,591
Rogers Communications Inc. Class B	1,731,310	80,455
Sun Life Financial Inc.	2,688,743	78,446
Agrium Inc.	675,991	76,688
Encana Corp.	3,331,681	64,402
Nexen Inc.	2,398,315	64,154
^ Crescent Point Energy Corp.	1,573,008	60,845
Imperial Oil Ltd.	1,343,490	58,998
National Bank of Canada	733,149	58,305
Talisman Energy Inc.	4,660,832	58,225
Silver Wheaton Corp.	1,598,417	55,626

	Yamana Gold Inc.	3,400,539	55,573
	Magna International Inc.	1,001,729	52,356
^	Thomson Reuters Corp.	1,683,240	51,557
	BCE Inc.	1,156,548	51,380
	Husky Energy Inc.	1,553,762	48,448
*	Catamaran Corp.	927,761	48,137
	Canadian Oil Sands Ltd.	2,191,829	46,126
^	TELUS Corp. Class A	682,171	45,907
	First Quantum Minerals Ltd.	2,152,616	43,402
	Kinross Gold Corp.	5,146,416	42,207
	Power Corp. of Canada	1,580,044	41,553
^	Shaw Communications Inc. Class B	1,704,797	39,894
	Shoppers Drug Mart Corp.	938,852	38,970
	Intact Financial Corp.	586,458	38,607
	Cameco Corp.	1,786,101	38,501
^	Pembina Pipeline Corp.	1,306,738	37,916
	Agnico-Eagle Mines Ltd.	774,297	35,423
	Tim Hortons Inc.	700,720	35,134
	Franco-Nevada Corp.	655,031	35,011
	Eldorado Gold Corp.	3,067,890	34,296
	Great-West Lifeco Inc.	1,287,991	33,446
	Power Financial Corp.	1,124,391	32,230
	Pacific Rubiales Energy Corp.	1,369,286	31,946
^	ARC Resources Ltd.	1,313,000	30,896
	SNC-Lavalin Group Inc.	683,581	30,533
	Fortis Inc.	860,642	29,890
	Saputo Inc.	582,039	28,944
	Alimentation Couche Tard Inc. Class B	574,384	28,022
^,* Research In Motion Ltd.		2,127,460	27,558
	Metro Inc.	439,124	27,261
*	CGI Group Inc. Class A	989,823	26,557
	Bombardier Inc. Class B	6,497,786	25,473
^	Baytex Energy Corp.	542,922	24,963
	Canadian Tire Corp. Ltd. Class A	352,715	24,549
*	MEG Energy Corp.	645,006	22,046
^	Vermilion Energy Inc.	423,748	21,735
^	Penn West Petroleum Ltd.	2,129,416	21,542
	Brookfield Office Properties Inc.	1,251,114	20,609
^	Loblaw Cos. Ltd.	510,630	20,509
*	Tourmaline Oil Corp.	596,289	20,237
	IGM Financial Inc.	463,475	20,214
*	New Gold Inc.	2,080,477	20,212
	Canadian Utilities Ltd. Class A	260,749	19,934
	Finning International Inc.	774,677	19,837
	Gildan Activewear Inc.	523,106	19,253
	Dollarama Inc.	315,779	19,211
	CI Financial Corp.	701,250	18,786
	Onex Corp.	422,316	18,402
	Keyera Corp.	350,172	18,221
^	TransAlta Corp.	1,128,777	18,153
^	RioCan REIT	639,327	17,230
	Inmet Mining Corp.	234,350	16,917
	AltaGas Ltd.	473,425	16,760
	George Weston Ltd.	232,079	16,721
*	Open Text Corp.	262,845	15,332
	Methanex Corp.	425,236	15,293
*	Athabasca Oil Corp.	1,437,747	15,265

	Atco Ltd.	171,314	14,376
	Peyto Exploration & Development Corp.	619,742	14,304
	Industrial Alliance Insurance & Financial Services Inc.	408,756	14,282
	IAMGOLD Corp.	1,701,692	13,973
*	Turquoise Hill Resources Ltd.	1,800,510	13,864
*	Osisko Mining Corp.	1,998,146	13,843
	CAE Inc.	1,171,272	12,648
	Bank of Montreal	199,876	12,636
	Aimia Inc.	773,500	12,432
	West Fraser Timber Co. Ltd.	153,584	12,330
*	Lundin Mining Corp.	2,391,463	12,300
	Pan American Silver Corp.	683,934	11,945
^	Enerplus Corp.	888,708	11,931
	Progressive Waste Solutions Ltd.	519,194	11,535
^	Veresen Inc.	884,547	11,387
	Gibson Energy Inc.	451,598	11,374
	Astral Media Inc. Class A	239,510	11,258
	Canadian Western Bank	353,360	10,926
*	Celtic Exploration Ltd.	407,009	10,842
*	Detour Gold Corp.	511,722	10,815
^,* B2Gold Corp.		2,745,049	10,569
	ShawCor Ltd. Class A	260,933	10,491
^	Pengrowth Energy Corp.	2,246,376	10,248
^	Bonavista Energy Corp.	751,960	10,163
	Ensign Energy Services Inc.	590,500	10,088
	Manitoba Telecom Services Inc.	301,641	10,038
^	H&R REIT	413,400	9,802
	Precision Drilling Corp.	1,060,714	9,720
*	First Majestic Silver Corp.	526,200	9,612
	Trican Well Service Ltd.	666,700	9,124
	Corus Entertainment Inc. Class B	364,593	9,117
	MacDonald Dettwiler & Associates Ltd.	143,962	9,053
	Home Capital Group Inc. Class B	148,815	9,046
^	Cineplex Inc.	281,321	9,026
	HudBay Minerals Inc.	773,100	8,991
^	Bell Aliant Inc.	343,627	8,947
^,* AuRico Gold Inc.		1,267,353	8,907
^	Ritchie Bros Auctioneers Inc.	407,289	8,886
	Mullen Group Ltd.	366,970	8,451
	Stantec Inc.	204,500	8,378
	Alamos Gold Inc.	542,135	8,333
	Quebecor Inc. Class B	196,895	8,299
	Empire Co. Ltd. Class A	135,500	8,176
^	Dundee REIT Class A	216,200	8,105
*	Canfor Corp.	434,300	8,003
	Sherritt International Corp.	1,331,900	7,852
^	First Capital Realty Inc.	410,067	7,771
	TransForce Inc.	348,612	7,742
	Toromont Industries Ltd.	345,283	7,685
^	PetroBakken Energy Ltd.	865,073	7,633
	Russel Metals Inc.	271,257	7,620
^	Calloway REIT	243,700	7,230
	Capital Power Corp.	310,500	7,222
	Northland Power Inc.	364,999	7,154
^	Boardwalk REIT	106,786	7,029
*	Paramount Resources Ltd. Class A	215,390	6,997
^	Trilogy Energy Corp.	245,420	6,973

	Canadian REIT	153,947	6,929
*	Dundee Corp. Class A	199,681	6,881
	Centerra Gold Inc.	742,216	6,742
	RONA Inc.	552,500	6,708
*	Celestica Inc.	848,708	6,629
^	Atlantic Power Corp.	532,523	6,567
	Jean Coutu Group PJC Inc. Class A	422,900	6,436
*	Tahoe Resources Inc.	390,950	6,307
^	Just Energy Group Inc.	628,725	6,234
^	Cominar REIT	274,305	6,177
	Parkland Fuel Corp.	305,622	6,076
^,* Uranium One Inc.		2,155,100	5,877
	Davis & Henderson Corp.	268,650	5,858
^,* Westport Innovations Inc.		212,958	5,829
	Laurentian Bank of Canada	127,777	5,650
	Maple Leaf Foods Inc.	438,055	5,635
	Canexus Corp.	605,978	5,626
^	Superior Plus Corp.	512,480	5,580
	Linamar Corp.	216,300	5,552
	Primaris Retail REIT	199,800	5,369
^,* Torex Gold Resources Inc.		2,648,860	5,312
^	Canadian Apartment Properties REIT	204,500	5,280
^	Bonterra Energy Corp.	110,534	5,236
	Whitecap Resources Inc.	539,203	5,174
*	Argonaut Gold Inc.	564,606	5,151
*	Harry Winston Diamond Corp.	348,992	5,151
	North West Co. Inc.	219,221	5,086
	Freehold Royalties Ltd.	218,813	5,068
*	Secure Energy Services Inc.	479,101	5,025
	Algonquin Power & Utilities Corp.	679,400	4,993
^	Pason Systems Inc.	292,735	4,992
	Westshore Terminals Investment Corp.	167,346	4,795
*	Alacer Gold Corp.	1,032,121	4,708
	Dorel Industries Inc. Class B	116,270	4,637
	TMX Group Ltd.	84,642	4,561
	Allied Properties REIT	130,200	4,502
^,* NovaGold Resources Inc.		1,010,562	4,499
*	Silver Standard Resources Inc.	368,556	4,445
	Enerflex Ltd.	358,591	4,397
^	Genworth MI Canada Inc.	177,200	4,283
	Innergex Renewable Energy Inc.	413,059	4,237
	Chartwell Retirement Residences	385,967	4,199
*	Legacy Oil & Gas Inc.	588,470	4,095
*	Continental Gold Ltd.	484,371	4,050
	Granite REIT	101,546	3,991
	AGF Management Ltd. Class B	353,714	3,986
*	BlackPearl Resources Inc.	1,280,700	3,981
*	Dundee Precious Metals Inc.	446,900	3,979
	Calfrac Well Services Ltd.	154,000	3,959
	Nevsun Resources Ltd.	924,147	3,910
	Artis REIT	242,800	3,897
^	Petrominerales Ltd.	435,457	3,877
*	Pretium Resources Inc.	347,345	3,876
	Cott Corp.	425,134	3,858
	Trinidad Drilling Ltd.	532,600	3,845
*	ATS Automation Tooling Systems Inc.	395,800	3,829
	Black Diamond Group Ltd.	165,800	3,637

	Enbridge Income Fund Holdings Inc.	141,956	3,609
	Major Drilling Group International	358,384	3,561
*	Bankers Petroleum Ltd.	1,153,700	3,551
*	FirstService Corp.	120,546	3,547
^,* OceanaGold Corp.		1,298,100	3,540
	SEMAFO Inc.	1,251,970	3,502
	Newalta Corp.	213,896	3,442
*	Aurizon Mines Ltd.	742,104	3,437
	Transcontinental Inc. Class A	292,031	3,399
*	Capstone Mining Corp.	1,357,000	3,361
	Silvercorp Metals Inc.	757,964	3,306
^	Wajax Corp.	73,914	3,302
	Genivar Inc.	155,915	3,277
	Cogeco Cable Inc.	76,090	3,258
^,* Gabriel Resources Ltd.		1,258,200	3,242
^,* Birchcliff Energy Ltd.		433,497	3,173
^,* Thompson Creek Metals Co. Inc.		767,700	3,117
*	Martinrea International Inc.	341,500	3,092
*	Rubicon Minerals Corp.	1,317,097	3,077
	Niko Resources Ltd.	292,373	3,052
^	Extendicare Inc.	381,488	3,041
*	Endeavour Silver Corp.	439,004	3,011
*	Endeavour Mining Corp.	1,386,760	2,962
*	Norbord Inc.	100,500	2,947
^	CML HealthCare Inc.	415,518	2,925
*	Element Financial Corp.	367,300	2,920
	Canaccord Financial Inc.	391,747	2,910
	Aecon Group Inc.	243,700	2,903
	Reitmans Canada Ltd. Class A	228,030	2,878
*	Taseko Mines Ltd.	866,343	2,875
*	Parex Resources Inc.	501,400	2,865
*	TransGlobe Energy Corp.	334,496	2,861
	Savanna Energy Services Corp.	386,200	2,834
*	Imperial Metals Corp.	206,400	2,777
*	Crew Energy Inc.	465,400	2,776
	Valener Inc.	169,719	2,738
*	Uranium Participation Corp.	486,000	2,709
	Killam Properties Inc.	207,500	2,705
	Morneau Shepell Inc.	204,700	2,658
*	Paladin Labs Inc.	58,600	2,599
	Canadian Energy Services & Technology Corp.	216,630	2,539
	Morguard REIT	131,100	2,524
	Bird Construction Inc.	178,400	2,497
*	Bellatrix Exploration Ltd.	490,207	2,472
	Wi-Lan Inc.	542,930	2,471
^,* China Gold International Resources Corp. Ltd.		702,000	2,456
^	Twin Butte Energy Ltd.	909,000	2,424
	Canyon Services Group Inc.	215,256	2,385
	Alaris Royalty Corp.	93,170	2,374
^,* Ithaca Energy Inc.		1,152,100	2,345
*	Great Canadian Gaming Corp.	256,900	2,344
*	Romarco Minerals Inc.	2,599,672	2,320
*	Fortuna Silver Mines Inc.	550,511	2,296
*	Banro Corp.	931,903	2,289
	Northern Property REIT	70,773	2,264
	EnerCare Inc.	256,100	2,239
^,* MAG Silver Corp.		199,899	2,233

*	Premier Gold Mines Ltd.	644,164	2,222
*	Advantage Oil & Gas Ltd.	749,297	2,164
^,* Seabridge Gold Inc.		145,608	2,159
^,* Orbite Aluminae Inc.		797,321	2,086
*	Denison Mines Corp.	1,503,702	2,065
*	Southern Pacific Resource Corp.	1,699,160	2,044
	Total Energy Services Inc.	130,655	1,991
^	Student Transportation Inc.	305,490	1,991
*	NuVista Energy Ltd.	377,100	1,977
*	Rainy River Resources Ltd.	445,500	1,974
*	Colossus Minerals Inc.	470,500	1,929
*	DeeThree Exploration Ltd.	280,558	1,916
	Medical Facilities Corp.	128,430	1,861
*	Katanga Mining Ltd.	2,499,050	1,854
*	NGEx Resources Inc.	586,578	1,847
	Liquor Stores N.A. Ltd.	95,920	1,832
^,* Primero Mining Corp.		294,039	1,831
*	Belo Sun Mining Corp.	1,153,945	1,816
	GMP Capital Inc.	260,800	1,794
^,* Golden Star Resources Ltd.		1,109,556	1,780
	AG Growth International Inc.	53,600	1,762
	Sprott Resource Corp.	376,500	1,714
	Western Energy Services Corp.	229,200	1,703
*	Long Run Exploration Ltd.	375,273	1,656
^,* Kirkland Lake Gold Inc.		272,216	1,651
	Leisureworld Senior Care Corp.	129,600	1,645
^	Crombie REIT	110,700	1,643
*	Copper Mountain Mining Corp.	446,611	1,572
	Canfor Pulp Products Inc.	156,266	1,567
*	Timmins Gold Corp.	559,100	1,564
^,* Tanzanian Royalty Exploration Corp.		427,585	1,483
^,* Lake Shore Gold Corp.		1,716,500	1,480
*	Atrium Innovations Inc.	113,900	1,467
*	Sierra Wireless Inc.	128,113	1,459
^,* Guyana Goldfields Inc.		423,100	1,434
^,* Sabina Gold & Silver Corp.		624,200	1,421
^	Dundee International REIT	124,045	1,417
	Capstone Infrastructure Corp.	316,400	1,405
^	Premium Brands Holdings Corp.	78,744	1,358
	Gluskin Sheff & Associates Inc.	79,400	1,342
*	Keegan Resources Inc.	357,093	1,307
*	Canacol Energy Ltd.	344,600	1,240
^,* North American Palladium Ltd.		724,999	1,214
	Cascades Inc.	275,325	1,206
	Brick Ltd.	221,000	1,177
	NorthWest Healthcare Properties REIT	84,260	1,136
*	Surge Energy Inc.	314,540	1,104
*	TAG Oil Ltd.	231,900	1,086
^,* Northern Dynasty Minerals Ltd.		304,582	1,063
^	Sears Canada Inc.	110,600	1,058
	Sprott Inc.	249,700	1,052
*	Alexco Resource Corp.	243,578	1,038
*	Sandvine Corp.	573,900	1,024
^,* Augusta Resource Corp.		382,055	1,023
*	Angle Energy Inc.	358,200	991
	Zargon Oil & Gas Ltd.	124,600	987
	Alliance Grain Traders Inc.	74,400	947

*	San Gold Corp.	1,332,689	909
^	InnVest REIT	185,400	829
*	Cequence Energy Ltd.	617,212	811
^,* SouthGobi Resources Ltd.		339,719	783
*	Boralex Inc. Class A	85,120	781
^,* International Tower Hill Mines Ltd.		351,425	743
	Churchill Corp. Class A	83,400	743
*	Eastern Platinum Ltd.	3,787,000	740
*	Mainstreet Equity Corp.	21,300	699
*	5N Plus Inc.	283,800	646
*	Pace Oil & Gas Ltd.	197,200	637
*	EXFO Inc.	111,052	616
*	Midas Gold Corp.	321,100	612
^,* Avalon Rare Metals Inc.		488,671	608
^,* Alterra Power Corp.		1,370,800	564
	Exchange Income Corp.	19,825	549
	Longview Oil Corp.	105,718	515
^,* Veris Gold Corp.		254,435	439
*	Fortress Paper Ltd. Class A	49,616	408
^	Poseidon Concepts Corp.	320,721	405
*	Santonia Energy Inc.	304,700	403
*	Connacher Oil and Gas Ltd.	2,139,500	354
^,* Great Basin Gold Ltd.		2,279,068	183
*	Sino-Forest Corp.	811,800	—
			6,767,238
Chile (0.4%)
	Empresas COPEC SA	2,051,159	31,770
	Cencosud SA	4,501,342	27,963
	SACI Falabella	2,183,812	25,381
	Latam Airlines Group SA (Santiago Shares)	901,808	22,292
	Empresas CMPC SA	5,029,662	19,493
	Empresa Nacional de Electricidad SA	10,459,984	18,119
	Enersis SA	44,014,448	17,532
	Banco Santander Chile	204,802,732	15,596
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	269,032	15,330
	Banco de Chile	79,600,056	13,241
	CAP SA	338,035	12,496
	ENTEL Chile SA	535,661	11,609
*	Colbun SA	35,766,154	11,281
	Banco de Credito e Inversiones	141,305	11,035
	Cia Cervecerias Unidas SA	505,391	8,175
	Sociedad Quimica y Minera de Chile SA ADR	138,781	7,888
	Aguas Andinas SA Class A	10,424,781	7,656
	Empresa Nacional de Electricidad SA ADR	145,005	7,484
	AES Gener SA	10,814,382	7,429
	Banco Santander Chile ADR	229,722	6,938
	Corpbanca SA	464,486,946	6,682
	Enersis SA ADR	299,995	5,895
	Sonda SA	1,702,601	5,780
	Embotelladora Andina SA Prior Pfd.	861,792	5,683
	E.CL SA	2,389,909	5,645
	Administradora de Fondos de Pensiones Provida SA	752,094	5,537
*	Latam Airlines Group SA	217,064	5,287
	Parque Arauco SA	1,890,475	5,143
	Vina Concha y Toro SA	2,211,895	4,434
	Inversiones Aguas Metropolitanas SA	1,810,159	3,742
	Salfacorp SA	1,501,034	3,697

* Sociedad Matriz SAAM SA	26,746,280	3,402
Inversiones La Construccion SA	152,038	2,983
* Cia Sud Americana de Vapores SA	21,281,074	2,329
Besalco SA	1,125,511	2,092
Empresas La Polar SA	4,612,311	1,917
Latam Airlines Group SA ADR	65,079	1,594
Cruz Blanca Salud SA	1,061,377	1,329
Enjoy SA	4,562,630	1,142
* AquaChile SA	1,442,726	1,098
Masisa SA	8,671,167	1,067
Socovesa SA	1,903,070	976
Empresas Iansa SA	10,867,632	851
Empresas Hites SA	775,726	821
Norte Grande SA	75,879,220	741
Multiexport Foods SA	2,242,559	697
* Banco de Chile - T	3,447,541	527
* Echeverria Izquierdo SA	657,532	499
PAZ Corp. SA	343,260	238
* Corpbanca SA Rights Exp. 02/14/2013	74,417,169	83
		380,619
China (4.4%)
China Mobile Ltd.	27,278,500	298,269
China Construction Bank Corp.	326,288,340	281,467
Industrial & Commercial Bank of China Ltd.	294,486,760	221,781
Bank of China Ltd.	340,470,306	167,755
CNOOC Ltd.	80,791,000	166,259
Tencent Holdings Ltd.	4,592,549	160,403
PetroChina Co. Ltd.	95,458,000	135,366
China Life Insurance Co. Ltd.	33,687,000	112,428
China Petroleum & Chemical Corp.	75,870,000	92,053
Ping An Insurance Group Co. of China Ltd.	8,501,700	76,279
China Shenhua Energy Co. Ltd.	15,378,000	66,127
China Overseas Land & Investment Ltd.	18,503,680	57,389
Agricultural Bank of China Ltd.	97,203,870	52,933
Belle International Holdings Ltd.	20,981,000	46,665
China Merchants Bank Co. Ltd.	17,681,052	42,384
China Pacific Insurance Group Co. Ltd.	10,664,838	41,677
Want Want China Holdings Ltd.	26,960,500	35,718
China Telecom Corp. Ltd.	62,882,000	34,249
China Unicom Hong Kong Ltd.	21,375,694	34,206
China Minsheng Banking Corp. Ltd.	23,519,432	33,770
Hengan International Group Co. Ltd.	3,335,500	33,458
Kunlun Energy Co. Ltd.	14,574,300	30,290
Lenovo Group Ltd.	27,874,000	29,034
China Resources Land Ltd.	9,214,000	28,060
Bank of Communications Co. Ltd.	31,622,150	26,846
Tingyi Cayman Islands Holding Corp.	8,836,000	24,820
China Resources Power Holdings Co. Ltd.	8,635,600	23,894
China CITIC Bank Corp. Ltd.	33,628,446	22,942
Anhui Conch Cement Co. Ltd.	5,574,000	21,885
China National Building Material Co. Ltd.	13,042,000	20,816
China Coal Energy Co. Ltd.	18,523,000	20,660
China Communications Construction Co. Ltd.	20,039,000	20,372
Dongfeng Motor Group Co. Ltd.	12,246,000	20,044
China Resources Enterprise Ltd.	5,450,000	19,541
Great Wall Motor Co. Ltd.	4,685,000	19,047
PICC Property & Casualty Co. Ltd.	11,982,400	18,247

	China Merchants Holdings International Co. Ltd.	5,038,000	17,857
	Jiangxi Copper Co. Ltd.	6,250,000	16,968
	Beijing Enterprises Holdings Ltd.	2,308,000	16,641
	China Mengniu Dairy Co. Ltd.	5,586,000	16,342
	ENN Energy Holdings Ltd.	3,384,000	16,211
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,711,323	15,796
	Sun Art Retail Group Ltd.	10,748,500	15,633
^	Evergrande Real Estate Group Ltd.	29,118,883	15,386
*	Brilliance China Automotive Holdings Ltd.	11,294,000	15,162
	China Oilfield Services Ltd.	6,964,000	15,078
	Yanzhou Coal Mining Co. Ltd.	8,834,000	15,053
	Huaneng Power International Inc.	14,500,000	14,946
	Shimao Property Holdings Ltd.	6,503,000	14,380
	China Vanke Co. Ltd. Class B	5,935,351	12,959
	CITIC Securities Co. Ltd.	4,765,000	12,722
	China Gas Holdings Ltd.	14,370,000	12,496
	COSCO Pacific Ltd.	7,424,000	12,048
	Longfor Properties Co. Ltd.	6,168,000	11,568
	Sino-Ocean Land Holdings Ltd.	14,191,500	11,336
	Country Garden Holdings Co. Ltd.	20,407,284	10,873
	Sinopharm Group Co. Ltd.	3,535,200	10,828
^	Zijin Mining Group Co. Ltd.	27,243,000	10,492
	China State Construction International Holdings Ltd.	7,829,442	10,279
	China Railway Group Ltd.	18,016,000	10,274
	China Longyuan Power Group Corp.	11,969,000	10,031
^	China Railway Construction Corp. Ltd.	8,833,300	9,551
^	GCL-Poly Energy Holdings Ltd.	34,764,000	9,501
	CITIC Pacific Ltd.	5,815,000	9,353
	Guangdong Investment Ltd.	11,266,000	9,352
^	Weichai Power Co. Ltd.	2,203,560	9,093
	Kingboard Chemical Holdings Ltd.	2,718,000	8,970
	Agile Property Holdings Ltd.	6,252,000	8,870
	China Resources Gas Group Ltd.	3,981,000	8,838
	Geely Automobile Holdings Ltd.	16,880,000	8,818
	Shanghai Industrial Holdings Ltd.	2,465,000	8,755
^,* Aluminum Corp. of China Ltd.		17,752,000	8,527
	Guangzhou Automobile Group Co. Ltd.	10,081,883	8,441
	SOHO China Ltd.	9,245,000	8,322
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	6,099,622	8,302
	Yuexiu Property Co. Ltd.	23,112,000	8,259
*	China Taiping Insurance Holdings Co. Ltd.	3,847,800	8,120
^,* Byd Co. Ltd.		2,348,500	7,854
	Tsingtao Brewery Co. Ltd.	1,336,000	7,722
	Guangzhou R&F Properties Co. Ltd.	4,173,600	7,575
	China Everbright Ltd.	3,870,000	7,294
^	CSR Corp. Ltd.	8,718,000	7,186
	Air China Ltd.	8,304,000	7,122
	Shandong Weigao Group Medical Polymer Co. Ltd.	7,300,000	7,051
	Beijing Capital International Airport Co. Ltd.	8,378,000	6,976
*	Haitong Securities Co. Ltd.	4,008,400	6,842
*	Poly Property Group Co. Ltd.	8,848,000	6,790
^	Golden Eagle Retail Group Ltd.	3,097,000	6,670
	Zhuzhou CSR Times Electric Co. Ltd.	2,073,000	6,643
	Sino Biopharmaceutical	13,296,000	6,600
	China Communications Services Corp. Ltd.	10,723,600	6,525
	Nine Dragons Paper Holdings Ltd.	7,402,669	6,490
	Chongqing Rural Commercial Bank	10,811,000	6,431

*	Haier Electronics Group Co. Ltd.	3,788,000	6,315
*	China International Marine Containers Group Co. Ltd.	2,928,153	6,230
	Shougang Fushan Resources Group Ltd.	14,446,000	6,204
	China Shanshui Cement Group Ltd.	8,391,000	6,166
^,* China COSCO Holdings Co. Ltd.		11,544,500	6,000
	Zhaojin Mining Industry Co. Ltd.	3,909,000	5,883
	China Agri-Industries Holdings Ltd.	9,624,400	5,880
	Greentown China Holdings Ltd.	2,857,500	5,873
	Intime Department Store Group Co. Ltd.	4,461,000	5,868
*	Semiconductor Manufacturing International Corp.	93,316,000	5,830
	Shui On Land Ltd.	12,003,199	5,821
	Datang International Power Generation Co. Ltd.	13,238,000	5,815
	Zhejiang Expressway Co. Ltd.	6,540,000	5,809
	Lee & Man Paper Manufacturing Ltd.	8,557,000	5,775
^	China Resources Cement Holdings Ltd.	8,901,845	5,702
	Uni-President China Holdings Ltd.	4,847,000	5,687
	China BlueChemical Ltd.	7,870,000	5,654
*	Hopson Development Holdings Ltd.	2,740,000	5,634
	Franshion Properties China Ltd.	15,218,000	5,596
^	ZTE Corp.	2,863,982	5,545
	Digital China Holdings Ltd.	3,414,000	5,516
	China Everbright International Ltd.	9,967,000	5,494
	Shenzhen International Holdings Ltd.	41,257,500	5,484
	Shanghai Pharmaceuticals Holding Co. Ltd.	2,739,900	5,484
^,* GOME Electrical Appliances Holding Ltd.		45,277,612	5,439
	Jiangsu Expressway Co. Ltd.	5,170,000	5,331
	Far East Horizon Ltd.	6,973,598	5,311
	Daphne International Holdings Ltd.	4,104,000	5,284
	Shanghai Electric Group Co. Ltd.	12,630,000	5,229
^,* China Shipping Container Lines Co. Ltd.		16,865,000	5,174
	Shenzhou International Group Holdings Ltd.	2,091,000	5,084
^	Huabao International Holdings Ltd.	9,268,000	5,061
	China Southern Airlines Co. Ltd.	8,340,000	5,014
	Fosun International Ltd.	7,106,500	4,949
	Parkson Retail Group Ltd.	6,319,500	4,874
	Skyworth Digital Holdings Ltd.	7,895,000	4,802
	BBMG Corp.	5,020,500	4,686
^	Yingde Gases	4,154,000	4,660
^,* Renhe Commercial Holdings Co. Ltd.		53,059,635	4,654
^,* China Yurun Food Group Ltd.		6,281,413	4,620
	Wumart Stores Inc.	2,289,000	4,571
	Shenzhen Investment Ltd.	9,868,000	4,534
^	AviChina Industry & Technology Co. Ltd.	9,148,000	4,433
	Dah Chong Hong Holdings Ltd.	3,659,000	4,230
^	China Overseas Grand Oceans Group Ltd.	3,036,500	4,222
^	Yuexiu REIT	7,837,000	4,044
	Minth Group Ltd.	2,886,000	3,907
	KWG Property Holding Ltd.	5,112,000	3,879
	Sinopec Shanghai Petrochemical Co. Ltd.	10,406,000	3,862
	Zhongsheng Group Holdings Ltd.	2,540,500	3,801
	China Medical System Holdings Ltd.	4,347,500	3,734
^	China Power International Development Ltd.	10,094,000	3,657
^	Anta Sports Products Ltd.	3,890,000	3,631
^,* Angang Steel Co. Ltd.		4,882,000	3,615
^	Sihuan Pharmaceutical Holdings Group Ltd.	8,128,000	3,604
^,* China ZhengTong Auto Services Holdings Ltd.		3,997,000	3,560
	Bosideng International Holdings Ltd.	12,338,000	3,500

^	Beijing Enterprises Water Group Ltd.	13,776,000	3,444
^	Hengdeli Holdings Ltd.	9,656,000	3,390
^	Towngas China Co. Ltd.	4,104,000	3,387
	China Foods Ltd.	3,854,000	3,331
^	Sunac China Holdings Ltd.	4,084,000	3,326
^	China Shipping Development Co. Ltd.	5,780,000	3,185
	Haitian International Holdings Ltd.	2,503,000	3,156
^	Dongyue Group	4,719,000	3,152
^	China Metal Recycling Holdings Ltd.	2,568,000	3,122
^	China Lumena New Materials Corp.	12,640,000	3,048
^	Vinda International Holdings Ltd.	2,193,000	3,038
^	Dongfang Electric Corp. Ltd.	1,536,200	2,978
	Tong Ren Tang Technologies Co. Ltd.	1,142,000	2,935
*	MMG Ltd.	7,172,000	2,904
	Biostime International Holdings Ltd.	697,500	2,893
^	REXLot Holdings Ltd.	33,225,000	2,826
	China Shineway Pharmaceutical Group Ltd.	1,545,000	2,824
	Harbin Electric Co. Ltd.	3,078,000	2,788
	China Travel International Inv HK	12,500,000	2,742
	Jiangsu Future Land Co. Ltd. Class B	2,796,300	2,728
^	China Rongsheng Heavy Industries Group Holdings Ltd.	14,153,804	2,719
	Lao Feng Xiang Co. Ltd. Class B	956,475	2,674
*	China Oil & Gas Group Ltd.	16,820,000	2,666
^,* China Modern Dairy Holdings Ltd.		8,701,000	2,657
^,* Glorious Property Holdings Ltd.		12,083,000	2,633
^,* Kaisa Group Holdings Ltd.		7,740,000	2,623
	Travelsky Technology Ltd.	4,242,000	2,620
	Kingboard Laminates Holdings Ltd.	5,162,000	2,595
	Sinofert Holdings Ltd.	9,780,000	2,434
	Kingsoft Corp. Ltd.	2,760,000	2,401
	Sinopec Kantons Holdings Ltd.	2,782,000	2,360
^,* Hunan Nonferrous Metal Corp. Ltd.		7,224,000	2,338
	China Singyes Solar Technologies Holdings Ltd.	1,982,400	2,308
	Hopewell Highway Infrastructure Ltd.	3,932,500	2,282
^	Lonking Holdings Ltd.	8,717,000	2,271
	Hangzhou Steam Turbine Co. Class B	1,257,536	2,263
^,* China Precious Metal Resources Holdings Co. Ltd.		12,544,000	2,247
	Anxin-China Holdings Ltd.	9,556,000	2,242
	Beijing Capital Land Ltd.	4,764,000	2,213
^,* Li Ning Co. Ltd.		3,182,500	2,128
	C C Land Holdings Ltd.	5,798,000	2,124
^	Anton Oilfield Services Group	4,444,000	2,118
	Tianneng Power International Ltd.	2,976,000	2,095
	China Dongxiang Group Co.	12,670,000	2,044
^	West China Cement Ltd.	10,382,000	2,008
^,* China High Speed Transmission Equipment Group Co. Ltd.		4,990,000	1,996
^	Phoenix Satellite Television Holdings Ltd.	4,960,000	1,995
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	1,824,035	1,986
*	North Mining Shares Co. Ltd.	32,750,000	1,984
^	Sany Heavy Equipment International Holdings Co. Ltd.	4,149,000	1,969
^	Tibet 5100 Water Resources Holdings Ltd.	5,344,000	1,944
*	CITIC Resources Holdings Ltd.	12,158,600	1,929
	Honghua Group Ltd.	4,396,000	1,870
	China Wireless Technologies Ltd.	6,444,000	1,868
^	PCD Stores Group Ltd.	12,922,000	1,816
	Lijun International Pharmaceutical Holding Ltd.	6,414,000	1,805
^	Billion Industrial Holdings Ltd.	2,642,500	1,801

*	Shanghai Industrial Urban Development Group Ltd.	6,496,000	1,785
*	First Tractor Co. Ltd.	1,744,000	1,782
^	Ajisen China Holdings Ltd.	2,313,000	1,770
*	China Yongda Automobiles Services Holdings Ltd.	1,657,000	1,765
	Zhejiang Southeast Electric Power Co. Class B	3,053,900	1,753
	Ju Teng International Holdings Ltd.	3,616,000	1,734
^	Lianhua Supermarket Holdings Co. Ltd.	1,722,000	1,686
^,* Kingdee International Software Group Co. Ltd.		8,127,600	1,678
	China Water Affairs Group Ltd.	5,356,000	1,658
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	6,173,760	1,656
^	Fufeng Group Ltd.	3,459,000	1,651
	Kingway Brewery Holdings Ltd.	4,030,000	1,632
	TCL Multimedia Technology Holdings Ltd.	2,294,000	1,622
	Sunny Optical Technology Group Co. Ltd.	1,893,000	1,610
*	Tianjin Development Hldgs Ltd.	2,282,000	1,604
	Sinotrans Shipping Ltd.	5,950,500	1,594
	Xingda International Holdings Ltd.	3,537,000	1,575
	New World Department Store China Ltd.	2,332,000	1,567
	TCC International Holdings Ltd.	4,506,000	1,561
^	DBA Telecommunication Asia Holdings Ltd.	2,364,000	1,556
	Luthai Textile Co. Ltd. Class B	1,576,500	1,548
	Asian Citrus Holdings Ltd.	3,389,000	1,543
	Yuexiu Transport Infrastructure Ltd.	2,780,000	1,531
^	China National Materials Co. Ltd.	4,835,000	1,521
	Powerlong Real Estate Holdings Ltd.	5,624,000	1,509
	Fantasia Holdings Group Co. Ltd.	8,383,500	1,503
	Dazhong Transportation Group Co. Ltd. Class B	2,405,200	1,477
^	China Datang Corp. Renewable Power Co. Ltd.	10,414,000	1,476
	Cosco International Holdings Ltd.	3,272,000	1,451
	China National Accord Medicines Corp. Ltd. Class B	315,600	1,450
^,* China Pharmaceutical Group Ltd.		3,868,000	1,450
^	NVC Lighting Holdings Ltd.	5,816,000	1,444
	Shenzhen Expressway Co. Ltd.	3,434,000	1,439
	Anhui Expressway Co.	2,270,000	1,434
^	Ports Design Ltd.	1,648,000	1,428
	Tiangong International Co. Ltd.	4,614,000	1,422
^	Hidili Industry International Development Ltd.	4,856,000	1,421
	CPMC Holdings Ltd.	1,738,000	1,396
	CIMC Enric Holdings Ltd.	1,360,000	1,380
	Maoye International Holdings Ltd.	6,358,000	1,376
	Sichuan Expressway Co. Ltd.	3,792,000	1,375
^	Microport Scientific Corp.	2,081,000	1,362
	Yuanda China Holdings Ltd.	11,554,000	1,354
	Yashili International Holdings Ltd.	3,907,000	1,349
	TPV Technology Ltd.	4,244,000	1,332
	Sinotrans Ltd.	7,320,000	1,330
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,117,509	1,328
^,* Shougang Concord International Enterprises Co. Ltd.		19,806,000	1,327
^	Comba Telecom Systems Holdings Ltd.	3,663,699	1,327
	Shanghai Diesel Engine Co. Ltd. Class B	1,620,960	1,315
	Trauson Holdings Co. Ltd.	1,388,000	1,312
^	China Lilang Ltd.	1,988,000	1,309
^	China South City Holdings Ltd.	8,094,000	1,294
	Greatview Aseptic Packaging Co. Ltd.	2,108,000	1,279
^	China Suntien Green Energy Corp. Ltd.	5,645,000	1,251
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	761,100	1,238
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,178,025	1,238

*	China Power New Energy Development Co. Ltd.	19,840,000	1,227
	Livzon Pharmaceutical Group Inc. Class B	304,511	1,222
*	Danhua Chemical Technology Co. Ltd.	1,174,983	1,221
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	1,220
	Baoye Group Co. Ltd.	1,466,000	1,204
	Wasion Group Holdings Ltd.	2,110,000	1,189
	XTEP International Holdings	2,762,500	1,182
*	Tech Pro Technology Development Ltd.	3,144,000	1,176
	Central China Real Estate Ltd.	3,111,736	1,172
^	China SCE Property Holdings Ltd.	4,733,000	1,166
	Tianjin Port Development Holdings Ltd.	7,660,000	1,156
	Huangshan Tourism Development Co. Ltd. Class B	654,900	1,147
*	Hanergy Solar Group Ltd.	22,470,000	1,144
^	VODone Ltd.	13,006,000	1,123
	China Sanjiang Fine Chemicals Co. Ltd.	2,528,000	1,117
^,* Yanchang Petroleum International Ltd.		16,980,000	1,116
	Xinhua Winshare Publishing and Media Co. Ltd.	1,924,000	1,100
	Asia Cement China Holdings Corp.	2,148,000	1,097
^	Real Nutriceutical Group Ltd.	3,144,000	1,093
	BYD Electronic International Co. Ltd.	3,258,500	1,088
^,* Jinchuan Group International Resources Co. Ltd.		4,281,000	1,071
	Shandong Chenming Paper Holdings Ltd. Class B	2,296,000	1,070
	Global Bio-Chem Technology Group Co. Ltd.	8,962,000	1,063
^	Winsway Coking Coal Holding Ltd.	6,669,000	1,058
^	China Rare Earth Holdings Ltd.	4,754,000	1,042
^	China All Access Holdings Ltd.	3,144,000	1,033
*	China Huiyuan Juice Group Ltd.	2,866,000	1,018
	China Aoyuan Property Group Ltd.	4,983,000	1,009
	Yuzhou Properties Co.	3,615,600	1,008
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,840,200	1,005
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	5,476,000	1,003
	China Merchants China Direct Investments Ltd.	582,000	991
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,862,000	975
	Road King Infrastructure Ltd.	1,056,000	971
*	Interchina Holdings Co.	18,300,000	967
	AMVIG Holdings Ltd.	2,512,000	956
^	Chaowei Power Holdings Ltd.	1,874,000	955
	MIE Holdings Corp.	3,218,000	946
	Yip's Chemical Holdings Ltd.	1,148,000	942
	Minmetals Land Ltd.	4,984,000	931
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	986,260	916
	Qingling Motors Co. Ltd.	3,348,000	915
	Shandong Luoxin Pharmacy Stock Co. Ltd.	692,000	910
^,* Chinasoft International Ltd.		3,740,000	907
*	Texhong Textile Group Ltd.	1,448,000	898
^	NetDragon Websoft Inc.	668,508	895
^	Prince Frog International Holdings Ltd.	1,989,000	894
^	Hilong Holding Ltd.	2,347,000	880
	Beijing North Star Co. Ltd.	3,098,000	879
	China Haidian Holdings Ltd.	8,316,000	879
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	3,834,000	876
	Shanghai Highly Group Co. Ltd. Class B	1,425,400	871
^,* Sino Oil And Gas Holdings Ltd.		41,215,000	867
^	Weiqiao Textile Co.	1,725,500	864
^	Xinjiang Xinxin Mining Industry Co. Ltd.	3,544,000	859
	Magic Holdings International Ltd.	2,091,600	855
*	Beijing Properties Holdings Ltd.	9,574,000	853

	China Aerospace International Holdings Ltd.	8,706,000	831
	Shanghai Baosight Software Co. Ltd. Class B	578,670	824
	China Automation Group Ltd.	3,049,000	818
*	Shanghai Haixin Group Co. Class B	1,818,194	818
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,316,000	815
	Lai Fung Holdings Ltd.	25,122,000	809
	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,635,000	807
*	Sinolink Worldwide Holdings Ltd.	8,300,000	803
	Golden Meditech Holdings Ltd.	6,340,000	795
	Hutchison Harbour Ring Ltd.	8,978,000	776
^	Sparkle Roll Group Ltd.	7,112,000	773
	Goldlion Holdings Ltd.	1,381,000	767
	Chongqing Machinery & Electric Co. Ltd.	4,392,000	764
	Changshouhua Food Co. Ltd.	1,314,000	759
	Foshan Electrical and Lighting Co. Ltd. Class B	980,559	758
^	361 Degrees International Ltd.	2,643,000	755
*	Kai Yuan Holdings Ltd.	30,220,000	745
*	China ITS Holdings Co. Ltd.	3,475,000	736
^	Labixiaoxin Snacks Group Ltd.	1,375,000	734
	Double Coin Holdings Ltd. Class B	945,900	729
^	Chiho-Tiande Group Ltd.	1,412,000	727
*	Guangzhou Shipyard International Co. Ltd.	857,800	719
	Shandong Airlines Co. Ltd.	513,664	707
*	Hubei Sanonda Co. Ltd. Class B	1,294,400	693
^	Dongjiang Environmental Co. Ltd.	143,200	680
*	China Properties Group Ltd.	2,120,000	670
^	HKC Holdings Ltd.	16,443,000	668
	Shenzhen Chiwan Petroleum Class B	369,300	658
*	China Ruifeng Galaxy Renewable Energy Holdings Ltd.	3,172,000	643
^	China Outfitters Holdings Ltd.	3,482,000	641
	Pacific Online Ltd.	1,597,200	634
	Welling Holding Ltd.	3,869,200	629
*	SRE Group Ltd.	13,162,000	629
	Wuxi Little Swan Co. Ltd. Class B	520,390	626
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	973,000	608
*	Citic 21CN Co. Ltd.	8,556,000	607
^,* Boshiwa International Holding Ltd.		2,777,000	602
	Regent Manner International Holdings Ltd.	3,108,000	598
	MIN XIN Holdings Ltd.	1,058,000	585
	Konka Group Co. Ltd. Class B	1,630,100	582
	TCL Communication Technology Holdings Ltd.	1,938,000	579
*	Extrawell Pharmaceutical Holdings Ltd.	6,780,000	577
*	China Tian Lun Gas Holdings Ltd.	952,500	575
	Boer Power Holdings Ltd.	1,183,000	573
*	SGSB Group Co. Ltd. Class B	1,210,896	572
	China Forestry Holdings Co. Ltd.	3,050,000	570
	Jingwei Textile Machinery	776,000	567
	China Glass Holdings Ltd.	3,608,000	563
	Shanghai Jinjiang International Travel Co. Ltd. Class B	353,700	556
	Eastern Communications Co. Ltd. Class B	1,274,400	556
*	Chigo Holding Ltd.	17,208,000	553
*	Pou Sheng International Holdings Ltd.	7,678,750	543
*	Jinshan Development & Construction Co. Ltd. Class B	947,900	535
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	633,800	534
	Credit China Holdings Ltd.	4,406,400	534
*	INESA Electron Co. Ltd. Class B	1,362,220	530
	Shandong Chenming Paper Holdings Ltd.	1,337,000	528

	Lingbao Gold Co. Ltd.	1,316,000	527
	Peak Sport Products Co. Ltd.	2,686,000	527
	Overseas Chinese Town Asia Holdings Ltd.	860,000	519
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,270,700	511
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	491,300	511
*	AVIC International Holding HK Ltd.	12,008,000	510
	Shanghai Youngsun Investment Co. Ltd. Class B	458,799	510
	Shandong Molong Petroleum Machinery Co. Ltd.	1,047,200	509
	China Tontine Wines Group Ltd.	4,750,000	509
*	SPG Land Holdings Ltd.	1,358,000	499
	Inspur International Ltd.	12,855,000	498
*	China Fangda Group Co. Ltd. Class B	1,313,790	493
	Xiamen International Port Co. Ltd.	3,478,000	485
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	669,300	481
*	Chongqing Iron & Steel Co. Ltd.	2,524,000	469
*	Huadian Energy Co. Ltd. Class B	1,582,400	468
^,* China Green Holdings Ltd.		2,190,000	461
^	Hosa International Ltd.	1,628,000	456
	Winteam Pharmaceutical Group Ltd.	2,086,000	451
	Shanghai Potevio Co. Ltd. Class B	739,700	449
*	PAX Global Technology Ltd.	1,862,000	445
*	CGN Mining Co. Ltd.	4,560,000	441
*	Bolina Holding Co. Ltd.	1,322,000	431
	Le Saunda Holdings Ltd.	1,184,000	429
	Fiyta Holdings Ltd. Class B	445,720	425
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,360,000	421
	O-Net Communications Group Ltd.	1,695,000	420
*	Shanghai Dajiang Food Group Co. Ltd. Class B	1,319,101	416
	Qunxing Paper Holdings Co. Ltd.	1,573,000	412
*	Tianjin Marine Shipping Co. Ltd. Class B	763,600	411
	Shengli Oil & Gas Pipe Holdings Ltd.	3,924,000	410
*	BaWang International Group Holding Ltd.	4,350,000	398
*	Century Ginwa Retail Holdings Ltd.	1,662,000	394
	CITIC Dameng Holdings Ltd.	3,253,000	374
*	Lifetech Scientific Corp.	434,000	369
	China Qinfa Group Ltd.	2,590,000	364
	Hainan Meilan International Airport Co. Ltd.	483,000	357
	SYP Glass Group Co. Ltd.	655,200	356
	Beijing Jingkelong Co. Ltd.	649,000	351
*	Tsann Kuen China Enterprise Co. Ltd. Class B	453,867	350
	Great Wall Technology Co. Ltd.	1,644,000	344
*	Binhai Investment Co. Ltd.	6,388,000	342
*	Daqing Dairy Holdings Ltd.	1,578,000	342
	Xiwang Special Steel Co. Ltd.	2,035,000	341
*	Jinzhou Port Co. Ltd. Class B	820,600	337
*	Viva China Holdings Ltd.	6,250,000	332
*	China Mining Resources Group Ltd.	22,644,000	330
	Henderson Investment Ltd.	3,874,000	325
	China Flooring Holding Co. Ltd.	1,611,000	322
	SinoMedia Holding Ltd.	648,000	317
*	Shenzhen International Enterprise Class B	229,100	316
^,* ChinaVision Media Group Ltd.		6,300,000	313
	International Taifeng Holdings Ltd.	1,102,000	310
*	Dynasty Fine Wines Group Ltd.	1,342,000	297
	Changchai Co. Ltd. Class B	507,900	295
*	Catic Shenzhen Holdings Ltd.	800,000	295
	Xiangyu Dredging Holdings Ltd.	1,216,000	276

	China Starch Holdings Ltd.	8,375,000	275
*	Asia Energy Logistics Group Ltd.	22,050,000	273
	Dawnrays Pharmaceutical Holdings Ltd.	1,168,000	265
*	Greattown Holdings Ltd. Class B	551,000	265
*	SMI Corp. Ltd.	8,872,000	262
*	Solargiga Energy Holdings Ltd.	4,025,555	247
	Dalian Refrigeration Co. Ltd. Class B	317,500	246
	Leoch International Technology Ltd.	1,412,000	244
	Youyuan International Holdings Ltd.	996,000	233
	Nanjing Panda Electronics Co. Ltd.	774,000	225
	DaChan Food Asia Ltd.	1,452,000	223
	Embry Holdings Ltd.	379,000	223
	Hefei Meiling Co. Ltd. Class B	404,064	221
	China Nickel Resources Holdings Co. Ltd.	2,464,000	216
	Sijia Group Co.	1,027,000	208
*	Ausnutria Dairy Corp. Ltd.	1,045,000	197
	Yantai North Andre Juice Co.	495,500	192
	Wafangdian Bearing Co. Ltd. Class B	225,900	188
*	Jinan Qingqi Motorcycle Co. Class B	636,000	186
	Evergreen International Holdings Ltd.	897,000	177
^,* China Energine International Holdings Ltd.		3,956,000	176
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	170
*	Zhonglu Co. Ltd. Class B	209,800	168
*	Luoyang Glass Co. Ltd.	716,000	151
*	Richly Field China Development Ltd.	13,280,000	151
^,* Real Gold Mining Ltd.		1,345,000	145
	Shanghai Material Trading Co. Ltd. Class B	275,700	140
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	134
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
^,* China Kingstone Mining Holdings Ltd.		3,279,000	116
	Royale Furniture Holdings Ltd.	1,038,375	103
*	China Textile Machinery Class B	108,000	67
*	SIM Technology Group Ltd.	1,368,000	56
			3,771,218
Colombia (0.1%)
	Ecopetrol SA ADR	714,423	45,223
	Bancolombia SA ADR	362,864	25,223
	Interconexion Electrica SA ESP	1,211,737	6,818
	Ecopetrol SA	1,757,820	5,594
	Almacenes Exito SA	280,646	5,248
	Corp Financiera Colombiana SA	234,748	4,628
	Grupo de Inversiones Suramericana SA Prior Pfd.	206,800	4,473
	Grupo Aval Acciones y Valores Prior Pfd.	6,055,439	4,280
	Grupo de Inversiones Suramericana SA	174,860	3,713
	Isagen SA ESP	1,652,404	2,280
	Grupo Argos SA Prior Pfd.	76,772	982
	Cementos Argos SA	135,002	832
*	Fabricato SA	19,253,146	781
	Grupo Argos SA	50,291	662
			110,737
Czech Republic (0.1%)
	CEZ AS	729,169	23,647
	Komercni Banka AS	68,528	13,875
	Telefonica Czech Republic AS	507,770	8,787
*	Unipetrol AS	317,362	2,861
^	Philip Morris CR AS	2,752	1,668

	Pegas Nonwovens SA	41,670	1,161
^,* Central European Media Enterprises Ltd. Class A		158,000	917
	Fortuna Entertainment Group NV	84,483	385
			53,301
Denmark (0.9%)
	Novo Nordisk A/S Class B	1,842,419	339,175
*	Danske Bank A/S	2,961,352	56,746
	Carlsberg A/S Class B	483,295	51,697
	AP Moeller - Maersk A/S Class B	5,960	47,544
	Novozymes A/S	1,101,272	36,090
	Coloplast A/S Class B	516,022	27,223
	DSV A/S	848,067	21,742
	AP Moeller - Maersk A/S Class A	2,471	18,685
	TDC A/S	2,232,942	17,114
^	FLSmidth & Co. A/S	239,284	14,826
	Chr Hansen Holding A/S	402,856	14,250
	GN Store Nord A/S	872,839	14,202
*	Topdanmark A/S	49,038	10,755
*	William Demant Holding A/S	118,701	10,403
*	Jyske Bank A/S	305,397	9,929
	Tryg A/S	111,778	8,784
^	Pandora A/S	264,920	6,546
*	Sydbank A/S	314,685	6,202
^,* Vestas Wind Systems A/S		915,567	5,551
	SimCorp A/S	18,882	4,520
	Rockwool International A/S Class B	35,446	4,248
	Royal UNIBREW A/S	42,364	3,933
	NKT Holding A/S	108,789	3,847
	D/S Norden A/S	103,025	3,163
*	Genmab A/S	170,757	3,048
	United International Enterprises	12,288	2,240
	ALK-Abello A/S	28,020	2,122
	Schouw & Co.	62,032	1,854
^,* Bang & Olufsen A/S		150,572	1,768
*	Auriga Industries Class B	63,807	1,259
	Solar A/S Class B	24,625	1,144
*	Alm Brand A/S	309,697	953
	East Asiatic Co. Ltd. A/S	47,088	931
*	Bavarian Nordic A/S	97,774	832
	Dfds A/S	15,092	784
^	IC Companys A/S	32,413	754
*	Amagerbanken A/S	537,565	—
			754,864
Egypt (0.0%)
*	Orascom Construction Industries GDR	426,965	15,941
*	Orascom Telecom Holding SAE GDR	2,426,589	7,901
	Commercial International Bank Egypt SAE	253,786	1,339
*	Talaat Moustafa Group	1,864,744	1,175
*	Egyptian Financial Group-Hermes Holding	598,798	965
	Telecom Egypt Co.	431,535	932
	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	684
	National Societe Generale Bank SAE	102,848	558
	Egyptian Kuwaiti Holding Co. SAE	367,852	464
			29,959

Exchange-Traded Fund (0.2%)
3	Vanguard FTSE Emerging Markets ETF	3,814,625	169,980

Finland (0.6%)
	Sampo	1,896,286	68,074
^	Nokia Oyj	16,959,544	66,567
	Kone Oyj Class B	703,361	58,024
	Fortum Oyj	2,011,324	37,635
	Wartsila OYJ Abp	759,207	36,081
	UPM-Kymmene Oyj	2,377,093	29,065
	Metso Oyj	575,453	25,732
	Nokian Renkaat Oyj	507,816	21,836
	Stora Enso Oyj	2,487,999	17,744
	Elisa Oyj	643,652	15,305
	Outotec Oyj	197,075	12,396
	Orion Oyj Class B	439,425	12,264
	Pohjola Bank plc Class A	630,528	10,786
	YIT Oyj	484,941	10,681
	Kesko Oyj Class B	289,336	9,468
^	Neste Oil Oyj	578,043	9,226
	Amer Sports Oyj	512,014	8,156
	Kemira Oyj	456,747	7,236
	Konecranes Oyj	211,479	7,113
	Huhtamaki Oyj	378,176	6,864
	Tieto Oyj	281,262	6,255
	Sponda Oyj	1,080,892	5,231
^	Cargotec Oyj Class B	161,529	4,550
^,* Outokumpu Oyj		4,214,156	4,363
^	Sanoma Oyj	360,978	3,652
	Tikkurila Oyj	165,258	3,534
	Uponor Oyj	244,324	3,421
^	Citycon Oyj	909,278	3,038
	Ramirent Oyj	302,045	2,933
^	Stockmann OYJ Abp Class B	148,031	2,910
^,* Metsa Board Oyj		843,972	2,808
^	Rautaruukki Oyj	370,863	2,668
^	Cramo Oyj	127,729	1,764
	PKC Group Oyj	74,412	1,692
	Oriola-KD Oyj	491,293	1,601
	Technopolis Oyj	281,912	1,467
^,* Talvivaara Mining Co. plc		761,267	1,075
^	F-Secure Oyj	388,660	942
*	Biotie Therapies Oyj	1,368,280	780
	Poyry Oyj	161,314	690
	HKScan Oyj	114,877	648
	Atria plc Class A	63,812	638
			526,913
France (6.1%)
	Sanofi	5,395,074	525,949
	Total SA	9,629,711	521,860
	BNP Paribas SA	4,537,411	284,699
	LVMH Moet Hennessy Louis Vuitton SA	1,149,623	216,449
	Danone SA	2,618,652	181,405
	Schneider Electric SA	2,377,582	180,882
	Air Liquide SA	1,411,258	180,180
	L'Oreal SA	1,091,141	162,028
	AXA SA	7,998,300	148,089

*	Societe Generale SA	3,176,897	143,457
	Vivendi SA	5,887,937	126,094
	Pernod-Ricard SA	960,701	120,255
	GDF Suez	5,780,164	118,574
	Vinci SA	2,080,265	105,894
	Unibail-Rodamco SE	415,697	98,177
	France Telecom SA	8,381,839	95,192
	Cie Generale d'Optique Essilor International SA	915,046	93,271
	European Aeronautic Defence and Space Co. NV	1,870,484	87,691
	Carrefour SA	2,728,752	77,798
	ArcelorMittal	4,521,988	77,595
	Cie Generale des Etablissements Michelin	823,852	76,622
	Cie de St-Gobain	1,803,244	74,202
	PPR	341,417	73,428
	Publicis Groupe SA	800,406	52,377
	Renault SA	867,763	52,304
	Lafarge SA	845,537	51,638
	Technip SA	460,279	49,839
	Legrand SA	1,073,652	48,709
	Safran SA	1,038,952	47,717
*	Credit Agricole SA	4,507,869	44,560
	Christian Dior SA	246,846	43,106
	SES SA	1,375,990	42,111
	Alstom SA	933,370	41,373
	Sodexo	425,293	37,911
	Cap Gemini SA	670,309	32,303
	Gemalto NV	358,954	31,951
	Arkema SA	281,484	31,915
	Dassault Systemes SA	282,547	31,417
	Bureau Veritas SA	250,582	29,993
	Accor SA	669,217	26,123
	Vallourec SA	465,938	25,282
	STMicroelectronics NV	2,891,578	24,997
	Casino Guichard Perrachon SA	254,097	24,884
	Edenred	768,338	24,622
	Bouygues SA	855,425	24,272
	Groupe Eurotunnel SA	2,528,616	21,502
	SCOR SE	737,412	21,231
	Electricite de France SA	1,087,779	20,883
*	Cie Generale de Geophysique - Veritas	717,350	20,782
	Eutelsat Communications SA	595,041	20,441
	Veolia Environnement SA	1,529,494	19,583
	Lagardere SCA	530,692	19,183
	Iliad SA	102,615	19,011
	AtoS	248,085	18,133
	Klepierre	449,679	17,718
^,* Alcatel-Lucent		10,561,239	17,649
	Societe BIC SA	129,102	17,372
	Valeo SA	322,323	17,369
	Zodiac Aerospace	154,972	16,967
	Suez Environnement Co.	1,264,806	16,726
	Natixis	4,166,640	16,510
	Wendel SA	147,579	16,012
	Thales SA	410,824	14,795
	Remy Cointreau SA	100,293	12,795
	CNP Assurances	728,638	12,046
	Gecina SA	99,511	11,271

	Aeroports de Paris	135,029	11,130
	Rexel SA	493,882	10,502
	Ingenico	165,164	10,412
	Imerys SA	153,520	10,152
	Fonciere Des Regions	117,548	9,925
	Rubis SCA	135,126	9,790
	Teleperformance	244,417	9,739
	ICADE	105,929	9,345
	Neopost SA	155,880	8,898
	JCDecaux SA	301,008	8,408
^,* Peugeot SA		1,042,055	8,122
	SEB SA	101,557	8,119
	Havas SA	1,108,701	7,257
	Eurazeo	135,882	7,168
	Etablissements Maurel et Prom	385,701	7,123
	Eiffage SA	158,443	7,111
*	Air France-KLM	602,577	6,552
	IPSOS	161,684	6,445
	Eurofins Scientific	35,486	6,339
	Societe Television Francaise 1	515,808	6,227
	Bourbon SA	184,044	5,615
	Euler Hermes SA	61,235	5,462
	Nexans SA	100,177	5,188
	Orpea	120,952	5,159
	Societe Immobiliere de Location pour l'Industrie et le Commerce	47,082	5,150
	Ipsen SA	131,210	4,616
	SA des Ciments Vicat	71,405	4,552
*	Technicolor SA	1,296,731	4,490
	Metropole Television SA	261,470	4,376
	Virbac SA	19,209	4,299
	Plastic Omnium SA	106,251	4,156
^	Faurecia	229,158	4,038
*	UBISOFT Entertainment	388,022	3,744
	Nexity SA	121,256	3,701
	Alten SA	94,831	3,645
*	Altran Technologies SA	443,527	3,356
	Rallye SA	92,990	3,286
	Vilmorin & Cie	24,335	3,208
^	APERAM	206,382	2,992
	Medica SA	154,457	2,941
	Mercialys SA	127,460	2,836
	Saft Groupe SA	104,253	2,816
	Sartorius Stedim Biotech	19,898	2,424
^,* GameLoft SE		312,125	2,143
	Mersen	70,873	2,075
	Faiveley Transport SA	29,623	2,028
	Ciments Francais SA	33,048	2,005
^,* PagesJaunes Groupe		510,002	1,975
	Groupe Steria SCA	103,021	1,914
	Derichebourg SA	390,709	1,899
*	Club Mediterranee SA	99,618	1,887
	Societe d'Edition de Canal &	263,920	1,853
^,* AB Science SA		72,867	1,795
^,* SOITEC		478,892	1,784
^	Naturex	21,966	1,751
	Bonduelle S.C.A.	16,134	1,692
*	Beneteau SA	145,455	1,623

*	Bull	364,769	1,609
	Sopra Group SA	21,527	1,548
	Sechilienne-Sidec	75,817	1,546
^,* Orco Property Group		398,256	1,476
^	Credit Agricole Nord de France	75,687	1,437
	April	67,357	1,436
	Societe de la Tour Eiffel	22,947	1,416
*	Maurel & Prom Nigeria SA	392,808	1,398
*	Parrot SA	35,837	1,386
	Altamir Amboise	129,181	1,374
	Fimalac	26,619	1,348
	LISI	14,639	1,292
	FFP	28,335	1,206
	ANF Immobilier	38,585	1,193
	Assystem	51,991	1,170
^	ABC Arbitrage	141,866	1,140
^,* Carmat		6,896	1,072
	Boiron SA	24,192	1,030
	Interparfums SA	30,853	1,016
^	GL Events	40,722	1,005
	Stallergenes SA	16,011	953
	Esso SA Francaise	11,880	952
*	Boursorama	104,347	881
	Manitou BF SA	47,532	847
	Cie des Alpes	34,066	786
	Tessi SA	6,911	766
^,* Transgene SA		66,628	755
^,* Euro Disney SCA		95,938	668
	Akka Technologies SA	21,689	662
^,* Artprice.com		17,605	625
	Jacquet Metal Service	46,816	608
	GFI Informatique SA	146,736	606
	Maisons France Confort	14,626	572
	Cegid Group	27,052	560
*	Trigano SA	36,867	550
	Seche Environnement SA	13,531	543
	Axway Software SA	21,979	508
^,* Sequana SA		39,212	479
	Societe Internationale de Plantations d'Heveas SA	5,127	466
*	Haulotte Group SA	48,330	401
	Vranken-Pommery Monopole SA	10,417	298
^,* Mauna Kea Technologies		16,109	271
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	329,753	48
			5,284,315
Germany (5.8%)
	BASF SE	4,155,125	420,837
^	Siemens AG	3,722,205	407,821
	Bayer AG	3,741,046	369,179
	SAP AG	4,167,683	341,783
	Allianz SE	2,059,741	294,725
	Daimler AG (Registered)	4,094,631	238,318
	Deutsche Bank AG	4,204,982	217,481
	Volkswagen AG Prior Pfd.	654,256	161,979
	Deutsche Telekom AG	12,707,048	156,110
	Linde AG	836,935	152,552
	Bayerische Motoren Werke AG	1,497,858	150,863
	Muenchener Rueckversicherungs AG	811,325	149,005

	E.ON SE	8,147,128	141,665
	Deutsche Post AG	4,098,810	96,248
	Adidas AG	946,477	87,898
	RWE AG	2,213,933	83,248
	Henkel AG & Co. KGaA Prior Pfd.	805,995	71,161
	Fresenius SE & Co. KGaA	563,164	68,494
	Fresenius Medical Care AG & Co. KGaA	956,493	67,423
	Porsche Automobil Holding SE Prior Pfd.	693,618	60,392
	Continental AG	496,795	58,305
	Deutsche Boerse AG	873,611	57,525
	Infineon Technologies AG	4,914,318	44,325
	Henkel AG & Co. KGaA	586,700	43,521
*	ThyssenKrupp AG	1,748,901	42,454
	Merck KGaA	291,697	40,556
	HeidelbergCement AG	636,767	40,141
	Beiersdorf AG	456,126	40,031
*	Commerzbank AG	17,152,704	37,558
	K&S AG	779,418	35,136
	Brenntag AG	233,111	33,189
	Kabel Deutschland Holding AG	399,271	32,353
	Lanxess AG	375,023	31,678
	Volkswagen AG	133,316	30,797
	GEA Group AG	789,498	28,606
	MAN SE	191,523	23,083
*	QIAGEN NV	1,061,749	22,289
	Hannover Rueckversicherung AG	273,442	22,075
	MTU Aero Engines Holding AG	222,269	21,195
	Deutsche Lufthansa AG	1,030,405	20,468
	Bilfinger SE	197,816	19,995
	Metro AG	588,156	18,164
	Symrise AG	508,587	17,978
	Bayerische Motoren Werke AG Prior Pfd.	235,274	16,087
	Suedzucker AG	368,036	15,743
	Deutsche Wohnen AG	729,917	14,053
	ProSiebenSat.1 Media AG Prior Pfd.	397,177	13,545
	Hugo Boss AG	111,510	13,103
	Fuchs Petrolub AG Prior Pfd.	160,233	12,263
^,* Sky Deutschland AG		1,929,077	11,731
	Aurubis AG	152,536	11,442
	Software AG	293,893	11,316
	Wirecard AG	482,613	10,993
	Fraport AG Frankfurt Airport Services Worldwide	167,278	10,139
	United Internet AG	434,168	10,094
	Rhoen Klinikum AG	470,393	9,868
	Stada Arzneimittel AG	267,245	9,849
	Rheinmetall AG	180,128	9,589
^	Freenet AG	434,166	9,350
	GSW Immobilien AG	217,726	9,291
*	Hochtief AG	139,887	9,129
	Deutsche Euroshop AG	197,442	8,406
	Salzgitter AG	178,199	8,307
	Axel Springer AG	177,309	8,284
	Gerresheimer AG	139,964	7,196
	Wincor Nixdorf AG	135,337	7,067
	Celesio AG	382,340	6,945
^	SGL Carbon SE	160,627	6,862
	TAG Immobilien AG	561,542	6,807

*	TUI AG	624,282	6,774
	Leoni AG	146,627	6,345
	RWE AG Prior Pfd.	173,301	6,107
^	Aixtron SE NA	435,857	5,959
*	Kloeckner & Co. SE	457,622	5,791
	Fuchs Petrolub AG	80,681	5,703
	Pfeiffer Vacuum Technology AG	44,509	5,545
	Gildemeister AG	221,105	5,447
*	Aareal Bank AG	216,700	5,162
	Gerry Weber International AG	104,810	5,092
^	Wacker Chemie AG	71,109	5,059
	ElringKlinger AG	140,839	4,980
*	Dialog Semiconductor plc	274,893	4,902
*	GAGFAH SA	400,518	4,901
	Duerr AG	50,042	4,896
	Carl Zeiss Meditec AG	147,871	4,828
	Rational AG	15,568	4,716
*	KUKA AG	113,013	4,384
	GFK SE	72,904	4,220
	Sartorius AG Prior Pfd.	39,439	4,045
*	Morphosys AG	94,762	4,011
	KWS Saat AG	10,153	3,768
	Vossloh AG	34,811	3,623
^	Draegerwerk AG & Co. KGaA Prior Pfd.	28,804	3,531
	Alstria Office REIT-AG	288,458	3,523
	Krones AG	56,661	3,517
	CTS Eventim AG	96,640	3,455
	Drillisch AG	205,048	3,363
	Jungheinrich AG Prior Pfd.	71,728	3,311
	Bechtle AG	67,292	3,038
	Indus Holding AG	95,357	2,982
	BayWa AG	58,492	2,916
	Hamburger Hafen und Logistik AG	109,223	2,697
	NORMA Group AG	92,546	2,690
	Bertrandt AG	23,315	2,567
*	Deutz AG	389,073	2,295
^,* IVG Immobilien AG		628,560	2,023
^,* Heidelberger Druckmaschinen AG		908,614	1,949
	Comdirect Bank AG	165,283	1,944
	MLP AG	218,888	1,901
	Hamborner REIT AG	189,711	1,888
	Jenoptik AG	172,755	1,887
	Tom Tailor Holding AG	75,921	1,785
	Sto AG Prior Pfd.	10,956	1,748
	Wacker Neuson SE	115,795	1,728
	STRATEC Biomedical AG	30,968	1,608
	Sixt AG	69,240	1,574
	Biotest AG Prior Pfd.	23,127	1,570
	Aurelius AG	24,799	1,566
	Sixt AG Prior Pfd.	81,134	1,560
*	SAF-Holland SA	181,434	1,482
	Deutsche Beteiligungs AG	52,409	1,451
	Gesco AG	13,626	1,430
	Draegerwerk AG & Co. KGaA	14,603	1,422
*	Evotec AG	372,738	1,399
	DIC Asset AG	120,482	1,395
^,* Nordex SE		240,940	1,292

^	Bauer AG	44,195	1,290
	Grammer AG	47,298	1,265
*	Patrizia Immobilien AG	137,458	1,221
*	Tipp24 SE	19,550	1,221
	Kontron AG	203,080	1,213
	Nemetschek AG	22,763	1,180
	Takkt AG	81,611	1,165
	QSC AG	385,221	1,160
^,* Suss Microtec AG		90,103	1,116
	Borussia Dortmund GmbH & Co. KGaA	253,302	1,054
^	Delticom AG	21,810	1,049
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	42,027	984
	VTG AG	51,955	984
	Balda AG	171,382	960
	Cewe Color Holding AG	21,575	957
*	Stroer Out-of-Home Media AG	82,532	932
*	ADVA Optical Networking SE	152,189	929
^	KHD Humboldt Wedag International AG	150,157	923
	XING AG	16,477	913
	H&R AG	54,201	906
	CENTROTEC Sustainable AG	42,797	899
	CropEnergies AG	92,688	760
^	CAT Oil AG	67,656	757
	Prime Office REIT-AG	153,911	719
^	Solarworld AG	400,790	589
^,* zooplus AG		10,009	569
	DaimlerChrysler AG	9,125	529
	KSB AG	728	485
	R Stahl AG	12,200	479
*	Colonia Real Estate AG	73,381	460
^,* Air Berlin plc		186,592	452
	OHB AG	19,520	399
*	Homag Group AG	26,658	392
	DAB Bank AG	73,000	384
^,* Sky Deutschland AG Rights Exp. 02/04/2013		1,720,801	2
			4,986,105
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	914,654	23,760
	OPAP SA	1,009,319	8,738
*	National Bank of Greece SA	4,075,356	6,437
*	Public Power Corp. SA	514,780	4,787
^,* Hellenic Telecommunications Organization SA ADR		1,162,136	4,724
*	Titan Cement Co. SA	246,709	4,411
*	Hellenic Telecommunications Organization SA	523,594	4,402
*	Alpha Bank AE	2,249,509	3,891
	Hellenic Petroleum SA	342,851	3,845
	JUMBO SA	433,274	3,753
	Motor Oil Hellas Corinth Refineries SA	251,833	2,906
*	Mytilineos Holdings SA	413,344	2,838
*	Folli Follie Group	148,572	2,768
*	Viohalco Hellenic Copper and Aluminum Industry SA	405,919	2,630
*	Bank of Cyprus plc	7,567,873	2,542
	Hellenic Exchanges SA	298,361	2,059
*	Marfin Investment Group Holdings SA	2,952,029	1,924
*	Piraeus Bank SA	5,038,117	1,918
	Metka SA	101,341	1,544
*	Ellaktor SA	536,378	1,486

Intralot SA-Integrated Lottery Systems & Services	474,106	1,333
* Eurobank Ergasias SA	1,512,769	1,257
* Frigoglass SA	117,202	898
Terna Energy SA	170,103	808
* Cyprus Popular Bank PCL	12,597,118	777
Eurobank Properties Real Estate Investment Co.	55,927	410
* National Bank of Greece SA ADR	202,529	314
		97,160
Hong Kong (2.2%)
AIA Group Ltd.	49,037,473	195,077
Sun Hung Kai Properties Ltd.	7,104,039	116,711
Hutchison Whampoa Ltd.	9,634,075	107,681
Cheung Kong Holdings Ltd.	6,280,960	103,012
Hong Kong Exchanges and Clearing Ltd.	4,937,837	93,674
CLP Holdings Ltd.	8,006,343	68,033
Hong Kong & China Gas Co. Ltd.	23,592,615	66,859
Wharf Holdings Ltd.	6,839,270	60,414
BOC Hong Kong Holdings Ltd.	16,712,039	57,668
Hang Seng Bank Ltd.	3,455,350	56,582
Sands China Ltd.	10,936,321	55,189
Power Assets Holdings Ltd.	6,269,820	54,326
Link REIT	10,347,714	53,797
* Galaxy Entertainment Group Ltd.	9,506,811	42,840
Swire Pacific Ltd. Class A	3,079,108	39,521
Hang Lung Properties Ltd.	10,091,915	38,109
Li & Fung Ltd.	26,514,479	37,185
Henderson Land Development Co. Ltd.	4,355,940	31,362
New World Development Co. Ltd.	16,661,674	30,645
MTR Corp. Ltd.	6,550,924	27,042
Sino Land Co. Ltd.	13,366,066	24,991
SJM Holdings Ltd.	8,797,219	24,016
Wheelock & Co. Ltd.	4,146,464	23,365
Bank of East Asia Ltd.	5,561,344	22,858
* Wynn Macau Ltd.	7,065,409	19,824
Swire Properties Ltd.	5,313,194	19,458
Kerry Properties Ltd.	3,245,092	17,522
Shangri-La Asia Ltd.	7,071,676	16,737
Hysan Development Co. Ltd.	2,876,802	14,486
Cheung Kong Infrastructure Holdings Ltd.	2,259,311	14,348
First Pacific Co. Ltd.	9,510,574	12,249
^ Esprit Holdings Ltd.	8,729,803	12,143
Techtronic Industries Co.	5,799,500	11,757
AAC Technologies Holdings Inc.	3,030,000	11,723
NWS Holdings Ltd.	6,524,292	11,643
^ ASM Pacific Technology Ltd.	897,484	11,335
Yue Yuen Industrial Holdings Ltd.	3,351,442	11,227
Hopewell Holdings Ltd.	2,546,137	10,504
Cathay Pacific Airways Ltd.	5,357,514	10,399
MGM China Holdings Ltd.	4,332,400	10,245
Television Broadcasts Ltd.	1,380,000	10,178
HKT Trust / HKT Ltd.	10,184,878	9,494
Wing Hang Bank Ltd.	809,380	8,486
^ VTech Holdings Ltd.	731,800	8,433
PCCW Ltd.	18,169,452	8,034
Orient Overseas International Ltd.	980,603	6,870
Giordano International Ltd.	6,308,000	6,407
Melco International Development Ltd.	3,890,000	6,273

	Stella International Holdings Ltd.	2,145,500	6,171
^	Champion REIT	11,453,000	5,907
^	Luk Fook Holdings International Ltd.	1,483,000	5,200
	Xinyi Glass Holdings Ltd.	7,790,000	5,092
	Great Eagle Holdings Ltd.	1,275,000	4,951
	Cafe de Coral Holdings Ltd.	1,580,000	4,810
	Johnson Electric Holdings Ltd.	6,620,000	4,676
*	G-Resources Group Ltd.	73,626,971	4,081
	SA SA International Holdings Ltd.	4,450,000	4,017
^	Pacific Basin Shipping Ltd.	6,899,000	4,014
*	Foxconn International Holdings Ltd.	9,679,714	3,975
^	Chow Sang Sang Holdings International Ltd.	1,354,000	3,585
	Shun Tak Holdings Ltd.	6,570,500	3,585
	Dah Sing Financial Holdings Ltd.	617,200	3,251
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,564,000	2,971
	SmarTone Telecommunications Holdings Ltd.	1,581,000	2,821
^	K Wah International Holdings Ltd.	4,811,000	2,799
^	Trinity Ltd.	4,216,000	2,603
	Texwinca Holdings Ltd.	2,712,000	2,551
	Kowloon Development Co. Ltd.	1,587,000	2,440
^,* Brightoil Petroleum Holdings Ltd.		11,840,000	2,306
	Value Partners Group Ltd.	3,141,000	2,187
	Dah Sing Banking Group Ltd.	1,741,200	2,162
	Sunlight REIT	4,780,000	2,132
	Pacific Textile Holdings Ltd.	2,267,000	2,041
*	China Resources and Transportation Group Ltd.	51,900,000	1,974
	Emperor Watch & Jewellery Ltd.	15,610,000	1,933
	HKR International Ltd.	3,178,400	1,840
*	Lai Sun Development	41,857,833	1,836
	SITC International Holdings Co. Ltd.	5,225,949	1,832
	Singamas Container Holdings Ltd.	6,248,000	1,804
^	Newocean Energy Holdings Ltd.	3,378,000	1,725
	Prosperity REIT	4,909,000	1,582
	Midland Holdings Ltd.	3,096,000	1,578
	CITIC Telecom International Holdings Ltd.	4,437,000	1,551
	Truly International Holdings	4,666,000	1,510
	Man Wah Holdings Ltd.	1,598,000	1,470
^	SOCAM Development Ltd.	1,178,353	1,421
	Emperor International Holdings	4,363,333	1,368
	Soundwill Holdings Ltd.	471,746	1,323
^,* United Laboratories International Holdings Ltd.		2,864,500	1,311
*	CST Mining Group Ltd.	84,744,000	1,234
	Regal REIT	4,076,000	1,189
	CK Life Sciences International Holdings Inc.	13,046,000	1,177
	Regal Hotels International Holdings Ltd.	2,122,000	1,064
^,* China Daye Non-Ferrous Metals Mining Ltd.		24,692,000	1,018
	CSI Properties Ltd.	22,831,585	1,000
^,* China Financial International Investments Ltd.		18,300,000	991
^	IT Ltd.	2,186,000	950
	Pico Far East Holdings Ltd.	3,388,000	931
^,* Sinopoly Battery Ltd.		22,340,000	879
*	Mongolia Energy Corp. Ltd.	16,502,000	863
	Guotai Junan International Holdings Ltd.	1,728,000	856
^	Polytec Asset Holdings Ltd.	6,060,000	852
^,* Honbridge Holdings Ltd.		5,400,000	820
	Dorsett Hospitality International Ltd.	2,966,645	796
	Goodbaby International Holdings Ltd.	1,543,000	794

	YGM Trading Ltd.	298,000	788
	Oriental Watch Holdings	1,980,000	779
^	Silver base Group Holdings Ltd.	2,366,225	740
*	Pearl Oriental Oil Ltd.	8,941,000	726
	Sateri Holdings Ltd.	2,859,000	712
^	SUNeVision Holdings Ltd.	2,836,000	683
^,* IRC Ltd.		4,764,000	676
*	Ming Fung Jewellery Group Ltd.	14,275,115	662
	Haitong International Securities Group Ltd.	1,176,000	655
	Bonjour Holdings Ltd.	5,062,000	639
	China WindPower Group Ltd.	16,770,000	627
	Glorious Sun Enterprises Ltd.	2,050,000	627
	Get Nice Holdings Ltd.	13,750,000	620
	Century City International Holdings Ltd.	7,540,000	594
	Paliburg Holdings Ltd.	1,648,000	589
	Samson Holding Ltd.	3,561,000	578
	Lee & Man Chemical Co. Ltd.	904,000	577
*	Neo-Neon Holdings Ltd.	2,479,000	560
	Sitoy Group Holdings Ltd.	950,000	556
	VST Holdings Ltd.	2,108,000	521
	Hong Kong Television Network Ltd.	1,595,000	485
	Dickson Concepts International Ltd.	857,500	483
^,* Fook Woo Group Holdings Ltd.		2,620,000	463
	Pacific Andes International Holdings Ltd.	7,191,000	398
	Cecep Costin New Materials Grp Ltd.	959,000	393
*	Newton Resources Ltd.	3,254,000	378
	Richfield Group Holdings Ltd.	6,624,000	324
	Chen Hsong Holdings	980,000	324
*	Titan Petrochemicals Group Ltd.	10,180,000	323
*	Sino-Tech International Holdings Ltd.	28,420,000	257
	Oriental Press Group	1,878,000	218
	Hang Lung Group Ltd.	2,000	12
			1,859,499
Hungary (0.1%)
	OTP Bank plc	1,010,883	21,739
	MOL Hungarian Oil and Gas plc	188,679	16,244
	Magyar Telekom Telecommunications plc	2,111,910	3,988
	EGIS Pharmaceuticals plc	19,723	1,696
	Richter Gedeon Nyrt	16	3
			43,670
India (1.6%)
	Infosys Ltd.	1,921,432	100,914
	Housing Development Finance Corp.	6,608,290	97,764
	Reliance Industries Ltd.	5,862,724	97,738
	HDFC Bank Ltd.	5,338,616	64,609
	ITC Ltd.	9,903,043	57,273
	Tata Consultancy Services Ltd.	2,126,955	53,772
	Hindustan Unilever Ltd.	3,913,655	34,855
	ICICI Bank Ltd.	1,404,853	31,373
	Axis Bank Ltd.	1,027,399	29,083
	Larsen & Toubro Ltd.	941,364	27,306
	State Bank of India	519,929	23,835
	Mahindra & Mahindra Ltd.	1,391,655	23,276
	Oil & Natural Gas Corp. Ltd.	3,465,878	22,135
	HDFC Bank Ltd. ADR	529,839	21,310
	Tata Motors Ltd.	3,418,895	19,021

Sun Pharmaceutical Industries Ltd.	1,406,778	19,001
Kotak Mahindra Bank Ltd.	1,301,312	16,646
Bharti Airtel Ltd.	2,575,618	16,445
IDFC Ltd.	4,811,604	15,347
Coal India Ltd.	2,279,750	15,148
Bajaj Auto Ltd.	379,466	14,468
Jindal Steel & Power Ltd.	1,695,947	13,408
Cairn India Ltd.	2,172,434	13,205
United Spirits Ltd.	388,289	13,167
Sterlite Industries India Ltd.	6,016,619	12,837
Wipro Ltd.	1,650,965	12,775
HCL Technologies Ltd.	936,646	12,132
ICICI Bank Ltd. ADR	262,573	12,026
Cipla Ltd.	1,551,344	11,864
Bharat Heavy Electricals Ltd.	2,650,335	11,351
GAIL India Ltd.	1,722,488	11,080
Asian Paints Ltd.	129,889	10,991
Ambuja Cements Ltd.	2,756,529	10,568
Power Grid Corp. of India Ltd.	5,017,014	10,398
Tata Steel Ltd.	1,348,424	10,264
Hindalco Industries Ltd.	4,684,064	10,232
DLF Ltd.	1,842,358	9,614
Zee Entertainment Enterprises Ltd.	2,113,638	9,148
Shriram Transport Finance Co. Ltd.	566,528	8,410
Dr Reddy's Laboratories Ltd. ADR	233,736	8,400
Dr Reddy's Laboratories Ltd.	231,640	8,337
Tata Power Co. Ltd.	4,372,701	8,311
NTPC Ltd.	2,605,677	7,703
Lupin Ltd.	671,929	7,637
Godrej Consumer Products Ltd.	540,103	7,240
LIC Housing Finance Ltd.	1,363,586	7,216
Jaiprakash Associates Ltd.	4,363,880	7,141
* Satyam Computer Services Ltd.	2,917,068	6,551
* Idea Cellular Ltd.	3,033,137	6,445
Hero Motocorp Ltd.	181,380	6,210
Rural Electrification Corp. Ltd.	1,358,775	6,163
Bharat Petroleum Corp. Ltd.	796,942	6,155
JSW Steel Ltd.	369,982	6,142
Bank of Baroda	373,108	6,088
Ultratech Cement Ltd.	160,626	5,745
ACC Ltd.	228,373	5,682
Sesa Goa Ltd.	1,549,215	5,433
Wipro Ltd. ADR	567,143	5,371
Federal Bank Ltd.	549,305	5,222
Adani Ports and Special Economic Zone	1,840,148	5,206
Titan Industries Ltd.	947,306	4,976
* Ranbaxy Laboratories Ltd.	574,524	4,837
Indiabulls Financial Services Ltd.	783,307	4,814
Maruti Suzuki India Ltd.	159,479	4,745
Power Finance Corp. Ltd.	1,196,473	4,744
Dabur India Ltd.	1,894,004	4,723
Apollo Hospitals Enterprise Ltd.	307,770	4,674
Reliance Infrastructure Ltd.	476,672	4,620
Adani Enterprises Ltd.	972,605	4,578
Mahindra & Mahindra Financial Services Ltd.	234,697	4,576
* Reliance Power Ltd.	2,492,889	4,323
State Bank of India GDR	44,251	4,160

United Breweries Ltd.	301,703	4,139
* Unitech Ltd.	5,830,701	4,030
Reliance Capital Ltd.	434,848	3,884
Siemens Ltd.	298,917	3,691
Divi's Laboratories Ltd.	183,160	3,619
Reliance Communications Ltd.	2,277,290	3,545
Aditya Birla Nuvo Ltd.	166,019	3,541
Canara Bank	389,110	3,522
Bank of India	529,724	3,514
Tata Global Beverages Ltd.	1,243,685	3,487
Piramal Enterprises Ltd.	316,038	3,372
* Jubilant Foodworks Ltd.	120,294	2,716
Strides Arcolab Ltd.	132,158	2,695
United Phosphorus Ltd.	1,009,065	2,524
MAX India Ltd.	530,489	2,490
Jammu & Kashmir Bank Ltd.	86,222	2,222
Aurobindo Pharma Ltd.	587,008	2,067
* Indiabulls Real Estate Ltd.	1,423,384	2,059
Godrej Industries Ltd.	344,484	1,972
Ashok Leyland Ltd.	4,180,917	1,919
Indian Hotels Co. Ltd.	1,645,310	1,912
Bharat Forge Ltd.	405,546	1,753
Financial Technologies India Ltd.	82,181	1,733
Emami Ltd.	155,199	1,704
Eicher Motors Ltd.	31,518	1,672
Gitanjali Gems Ltd.	156,143	1,666
Karur Vysya Bank Ltd.	165,142	1,642
Havells India Ltd.	129,627	1,605
* Suzlon Energy Ltd.	3,425,109	1,583
Manappuram Finance Ltd.	1,909,801	1,564
* GMR Infrastructure Ltd.	4,394,013	1,560
CESC Ltd.	264,856	1,548
* Housing Development & Infrastructure Ltd.	1,056,958	1,524
Redington India Ltd.	884,828	1,496
IFCI Ltd.	2,222,753	1,479
Jain Irrigation Systems Ltd.	1,051,554	1,475
Multi Commodity Exchange of India Ltd.	53,177	1,420
McLeod Russel India Ltd.	207,548	1,414
Sobha Developers Ltd.	174,421	1,407
Thermax Ltd.	128,277	1,403
Syndicate Bank	552,172	1,397
Bajaj Finance Ltd.	56,676	1,378
Ipca Laboratories Ltd.	144,817	1,340
Infosys Ltd. ADR	25,165	1,327
Karnataka Bank Ltd.	428,195	1,326
Great Eastern Shipping Co. Ltd.	287,196	1,320
Gujarat Mineral Development Corp. Ltd.	361,139	1,308
Berger Paints India Ltd.	396,407	1,297
Hexaware Technologies Ltd.	872,758	1,294
Tube Investments Of India	341,316	1,257
India Cements Ltd.	765,131	1,241
Corp Bank	144,260	1,240
India Infoline Ltd.	780,845	1,229
MindTree Ltd.	80,692	1,198
Sundaram Finance Ltd.	125,752	1,157
Biocon Ltd.	217,593	1,144
* TV18 Broadcast Ltd.	1,784,795	1,123

Torrent Pharmaceuticals Ltd.	84,899	1,118
Indian Overseas Bank	727,562	1,105
Britannia Industries Ltd.	121,602	1,099
MRF Ltd.	4,438	1,096
* Pipavav Defence & Offshore Engineering Co. Ltd.	659,559	1,087
Madras Cements Ltd.	239,443	1,084
Century Textiles & Industries Ltd.	146,811	1,076
Apollo Tyres Ltd.	663,642	1,074
Amara Raja Batteries Ltd.	184,866	1,072
Arvind Ltd.	602,508	1,068
Bata India Ltd.	71,727	1,061
Jindal Saw Ltd.	513,324	1,049
Andhra Bank	497,059	1,048
Welspun Corp. Ltd.	532,644	1,007
Prestige Estates Projects Ltd.	295,354	1,002
PTC India Ltd.	679,840	976
Dewan Housing Finance Corp. Ltd.	248,507	968
Gujarat State Petronet Ltd.	685,028	935
Bayer CropScience Ltd.	41,381	933
CMC Ltd.	35,502	916
* Jet Airways India Ltd.	77,901	909
UCO Bank	622,639	888
Raymond Ltd.	124,727	882
Rajesh Exports Ltd.	347,263	882
Core Education & Technologies Ltd.	155,203	876
EID Parry India Ltd.	249,013	839
Gujarat Gas Co. Ltd.	142,571	838
* Shree Renuka Sugars Ltd.	1,505,103	830
Indraprastha Gas Ltd.	166,125	811
* Gujarat Pipavav Port Ltd.	974,349	807
Supreme Industries Ltd.	139,613	804
* KPIT Cummins Infosystems Ltd.	379,858	804
* Fortis Healthcare Ltd.	387,211	800
Shoppers Stop Ltd.	95,739	794
Sintex Industries Ltd.	674,546	793
Gruh Finance Ltd.	187,200	788
TTK Prestige Ltd.	12,489	787
Voltas Ltd.	420,170	772
Bombay Dyeing & Manufacturing Co. Ltd.	342,887	769
Anant Raj Ltd.	482,092	740
NIIT Technologies Ltd.	148,323	737
Cox & Kings Ltd.	279,996	715
Dena Bank	334,593	699
* GVK Power & Infrastructure Ltd.	2,881,989	696
* Sun Pharma Advanced Research Co. Ltd.	315,947	696
Page Industries Ltd.	10,897	696
* Hathway Cable & Datacom Ltd.	143,463	686
SREI Infrastructure Finance Ltd.	970,190	670
* SKS Microfinance Ltd.	225,407	660
Punj Lloyd Ltd.	660,498	658
Sunteck Realty Ltd.	71,785	653
Jagran Prakashan Ltd.	319,984	652
MOIL Ltd.	136,772	649
* Lanco Infratech Ltd.	2,754,258	648
Ruchi Soya Industries Ltd.	473,661	621
Radico Khaitan Ltd.	219,876	614
Gateway Distriparks Ltd.	241,386	613

Gujarat State Fertilisers & Chemicals Ltd.	484,990	605
Lakshmi Machine Works Ltd.	14,624	599
EIH Ltd.	456,712	598
Rallis India Ltd.	241,853	594
Amtek India Ltd.	312,170	583
Maharashtra Seamless Ltd.	129,623	583
Trent Ltd.	26,895	581
State Bank of Bikaner & Jaipur	65,236	580
Amtek Auto Ltd.	399,854	580
* IVRCL Ltd.	893,283	578
Orissa Minerals Development Co. Ltd.	7,910	577
Jyothy Laboratories Ltd.	202,343	575
* Whirlpool of India Ltd.	129,089	575
* DEN Networks Ltd.	133,832	572
Tata Motors Ltd. ADR	20,500	566
* SpiceJet Ltd.	634,162	563
IL&FS Transportation Networks Ltd.	150,174	559
SKF India Ltd.	51,271	558
* Hindustan Construction Co. Ltd.	1,625,559	544
Edelweiss Financial Services Ltd.	836,633	524
NCC Ltd.	593,283	523
Persistent Systems Ltd.	48,394	504
Indian Infotech & Software Ltd.	1,046,316	489
Unichem Laboratories Ltd.	135,309	479
* Advanta India Ltd.	25,635	479
* Balrampur Chini Mills Ltd.	549,600	474
Chambal Fertilizers & Chemicals Ltd.	372,084	466
Novartis India Ltd.	38,361	465
State Bank of Travancore	41,418	463
Gujarat Fluorochemicals Ltd.	82,729	453
BASF India Ltd.	37,112	453
* JSW ISPAT Steel Ltd.	2,061,900	447
Educomp Solutions Ltd.	183,662	443
* Indiabulls Infrastructure and Power Ltd.	3,621,754	439
* Development Credit Bank Ltd.	500,444	437
Graphite India Ltd.	274,513	436
Polaris Financial Technology Ltd.	202,268	435
Alstom India Ltd.	62,479	424
Delta Corp. Ltd.	294,593	408
Schneider Electric Infrastructure Ltd.	249,320	404
TVS Motor Co. Ltd.	488,005	402
Vijaya Bank	355,907	396
Bajaj Hindusthan Ltd.	880,127	388
Solar Industries India Ltd.	18,871	377
Prism Cement Ltd.	462,653	376
Rolta India Ltd.	317,890	376
KEC International Ltd.	326,315	374
REI Agro Ltd.	1,981,679	373
Cholamandalam Investment and Finance Co. Ltd.	68,772	367
* ABG Shipyard Ltd.	51,203	367
* Kaveri Seed Co. Ltd.	14,288	366
Escorts Ltd.	286,346	363
Gujarat NRE Coke Ltd.	944,054	362
Ballarpur Industries Ltd.	844,181	362
Alok Industries Ltd.	1,743,477	352
Blue Star Ltd.	111,368	350
JK Lakshmi Cement Ltd.	122,698	336

* Tata Teleservices Maharashtra Ltd.	1,488,444	328
Greaves Cotton Ltd.	205,630	318
* Himachal Futuristic Communications Ltd.	1,765,189	315
Aban Offshore Ltd.	46,797	308
Kajaria Ceramics Ltd.	76,728	308
Bajaj Electricals Ltd.	78,492	290
Orient Paper & Industries Ltd.	192,650	285
* Hindustan Oil Exploration Co. Ltd.	146,394	283
Vardhman Textiles Ltd.	54,348	277
Zydus Wellness Ltd.	29,095	273
HCL Infosystems Ltd.	395,493	270
FDC Ltd.	148,044	258
Rain Commodities Ltd.	383,385	244
* Eros International Media Ltd.	63,367	243
* Parsvnath Developers Ltd.	304,956	235
BEML Ltd.	44,623	223
VIP Industries Ltd.	140,975	215
Clariant Chemicals India Ltd.	19,759	215
Navneet Publications India Ltd.	177,002	214
Ingersoll-Rand India Ltd.	24,626	213
* Mahanagar Telephone Nigam	448,634	208
Kalpataru Power Transmission Ltd.	107,694	193
* Usha Martin Ltd.	332,841	186
Texmaco Rail & Engineering Ltd.	151,224	182
Sterlite Industries India Ltd. ADR	20,500	174
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	109,481	171
ICRA Ltd.	6,777	165
Orchid Chemicals & Pharmaceuticals Ltd.	99,237	163
SRF Ltd.	42,666	155
* BF Utilities Ltd.	24,986	152
* Hotel Leela Venture Ltd.	290,793	149
Sterlite Technologies Ltd.	249,505	148
Blue Circle Services Ltd.	212,164	144
Deepak Fertilisers & Petrochemicals Corp. Ltd.	65,290	138
* Merck Ltd.	10,931	136
Sundram Fasteners Ltd.	123,635	114
Uflex Ltd.	62,820	111
* Tuni Textile Mills Ltd.	138,578	106
* Zuari Agro Chemicals Ltd.	23,378	105
* Asahi India Glass Ltd.	105,677	99
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	66
Arshiya International Ltd.	71,369	47
* Bajaj Finance Ltd. Rights Exp. 02/21/2013	8,948	32
Jain Irrigation Systems Ltd. (DVR)	32,150	23
		1,397,035
Indonesia (0.7%)
Astra International Tbk PT	91,597,000	69,158
Bank Central Asia Tbk PT	55,131,000	54,622
Telekomunikasi Indonesia Persero Tbk PT	45,674,700	45,746
Bank Rakyat Indonesia Persero Tbk PT	49,826,000	40,692
Bank Mandiri Persero Tbk PT	42,134,624	39,171
Perusahaan Gas Negara Persero Tbk PT	49,402,000	23,717
Semen Indonesia Persero Tbk PT	13,444,000	21,757
Unilever Indonesia Tbk PT	6,879,000	15,579
United Tractors Tbk PT	7,564,015	15,378
Indocement Tunggal Prakarsa Tbk PT	6,650,500	14,852
Bank Negara Indonesia Persero Tbk PT	33,182,995	13,376

Charoen Pokphand Indonesia Tbk PT	33,372,365	13,312
Indofood Sukses Makmur Tbk PT	19,849,000	12,295
Gudang Garam Tbk PT	2,185,500	11,637
Kalbe Farma Tbk PT	102,819,510	11,498
Adaro Energy Tbk PT	64,914,000	11,001
Bank Danamon Indonesia Tbk PT	15,119,109	9,467
Lippo Karawaci Tbk PT	83,220,000	8,807
Indo Tambangraya Megah Tbk PT	1,772,300	7,545
Global Mediacom Tbk PT	27,965,618	6,249
XL Axiata Tbk PT	11,471,723	5,895
Tambang Batubara Bukit Asam Persero Tbk PT	3,589,000	5,721
Bhakti Investama Tbk PT	106,426,000	5,412
Jasa Marga Persero Tbk PT	9,127,500	5,152
Media Nusantara Citra Tbk PT	19,812,912	4,837
Bumi Resources Tbk PT	66,219,000	4,625
Ciputra Development Tbk PT	48,566,500	4,590
Indosat Tbk PT	6,265,000	4,378
Summarecon Agung Tbk PT	21,228,500	4,121
Alam Sutera Realty Tbk PT	44,765,500	3,540
Astra Agro Lestari Tbk PT	1,729,000	3,347
* Tower Bersama Infrastructure Tbk PT	5,438,500	3,294
AKR Corporindo Tbk PT	8,068,500	3,212
Japfa Comfeed Indonesia Tbk PT	4,091,500	2,943
* Trada Maritime Tbk PT	21,385,500	2,901
* Sentul City Tbk PT	100,713,000	2,640
Holcim Indonesia Tbk PT	7,488,500	2,385
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,892,500	2,330
Bank Tabungan Negara Persero Tbk PT	13,944,498	2,322
Aneka Tambang Persero Tbk PT	15,414,000	2,154
Mitra Adiperkasa Tbk PT	3,266,500	2,148
Surya Semesta Internusa Tbk PT	14,628,500	2,090
* Garuda Indonesia Persero Tbk PT	29,656,000	1,981
Ramayana Lestari Sentosa Tbk PT	14,639,000	1,757
Citra Marga Nusaphala Persada Tbk PT	8,826,500	1,679
Gajah Tunggal Tbk PT	7,219,500	1,671
Wijaya Karya Persero Tbk PT	9,658,000	1,637
* Kawasan Industri Jababeka Tbk PT	67,159,000	1,622
Timah Persero Tbk PT	9,486,000	1,608
* MNC Sky Vision Tbk PT	7,672,612	1,597
* Bakrie and Brothers Tbk PT	285,539,000	1,466
* Erajaya Swasembada Tbk PT	4,831,000	1,389
* Energi Mega Persada Tbk PT	134,696,032	1,287
Agung Podomoro Land Tbk PT	29,772,000	1,254
Pakuwon Jati Tbk PT	44,364,600	1,254
* Borneo Lumbung Energi & Metal Tbk PT	23,061,000	1,161
Bank Bukopin Tbk PT	15,358,166	1,057
* Benakat Petroleum Energy Tbk PT	66,043,000	1,051
Medco Energi Internasional Tbk PT	6,408,500	1,034
Indika Energy Tbk PT	6,700,500	1,012
* Bakrieland Development Tbk PT	167,611,000	930
* Panin Financial Tbk PT	50,196,000	908
Ciputra Property Tbk PT	12,657,500	898
Krakatau Steel Persero Tbk PT	13,596,500	893
* Agis Tbk PT	21,514,000	861
Malindo Feedmill Tbk PT	3,313,500	859
Adhi Karya Persero Tbk PT	3,913,000	805
BW Plantation Tbk PT	5,823,000	771

* Modernland Realty Tbk PT	10,203,500	766
Sampoerna Agro PT	3,124,500	746
Tiga Pilar Sejahtera Food Tbk	6,356,000	744
* Bekasi Fajar Industrial Estate Tbk PT	9,520,000	714
* Lippo Cikarang Tbk PT	1,814,000	713
Intiland Development Tbk PT	19,333,500	665
* Gading Development Tbk PT	17,387,000	634
Bisi International PT	6,953,500	572
Hexindo Adiperkasa Tbk PT	830,000	571
Selamat Sempurna Tbk PT	2,245,500	553
Pembangunan Perumahan Persero Tbk PT	5,998,000	535
Nippon Indosari Corpindo Tbk PT	824,000	529
* Berlian Laju Tanker Tbk PT	25,926,000	522
* Bank Pembangunan Daerah Jawa Timur Tbk PT	12,832,500	507
* Bakrie Telecom Tbk PT	94,762,000	487
Resource Alam Indonesia Tbk PT	1,548,000	429
Tunas Baru Lampung Tbk PT	8,646,500	422
* Delta Dunia Makmur Tbk PT	18,122,000	400
Bakrie Sumatera Plantations Tbk PT	39,972,500	374
Clipan Finance Indonesia Tbk PT	6,542,000	306
Asahimas Flat Glass Tbk PT	301,000	252
* Darma Henwa Tbk PT	42,227,000	217
* Polychem Indonesia Tbk PT	4,044,000	147
		570,143
Ireland (0.3%)
CRH plc	3,267,418	70,487
Kerry Group plc Class A	674,417	35,379
* Elan Corp. plc	2,268,854	23,939
* Bank of Ireland	108,997,267	21,037
Paddy Power plc	200,035	16,579
DCC plc	378,330	12,384
C&C Group plc	1,529,109	9,971
Smurfit Kappa Group plc	707,036	9,796
Kingspan Group plc	598,954	6,945
Glanbia plc	596,344	6,658
Grafton Group plc	942,703	5,525
Ryanair Holdings plc	701,590	5,233
Greencore Group plc	1,744,209	3,086
Irish Continental Group plc	92,144	2,481
Aer Lingus Group plc	1,144,792	1,991
FBD Holdings plc	96,422	1,428
Total Produce plc	1,492,368	1,213
WPP plc ADR	12,807	1,004
Ryanair Holdings plc ADR	25,555	995
* Irish Bank Resolution Corp. Ltd.	698,992	—
		236,131
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	4,266,708	162,124
Israel Chemicals Ltd.	2,015,526	26,770
* Bank Hapoalim BM	4,759,179	20,064
* Bank Leumi Le-Israel BM	5,639,823	18,845
Bezeq The Israeli Telecommunication Corp. Ltd.	8,625,595	10,108
* NICE Systems Ltd.	269,446	9,902
* Mellanox Technologies Ltd.	163,664	8,312
Israel Corp. Ltd.	10,526	7,203
* Mizrahi Tefahot Bank Ltd.	560,524	5,935

* Israel Discount Bank Ltd. Class A	3,518,417	5,892
Delek Group Ltd.	20,910	5,165
Gazit-Globe Ltd.	329,176	4,216
Elbit Systems Ltd.	104,507	4,018
* Paz Oil Co. Ltd.	19,982	2,983
Osem Investments Ltd.	150,777	2,496
Partner Communications Co. Ltd.	396,800	2,286
* Retalix Ltd.	73,811	2,208
Frutarom Industries Ltd.	168,366	2,138
Strauss Group Ltd.	164,763	2,047
Harel Insurance Investments & Financial Services Ltd.	46,643	2,031
Alony Hetz Properties & Investments Ltd.	317,379	1,995
* Oil Refineries Ltd.	3,769,778	1,934
Shikun & Binui Ltd.	940,386	1,776
Migdal Insurance & Financial Holding Ltd.	1,136,859	1,662
* Ormat Industries	246,408	1,455
Clal Insurance Enterprises Holdings Ltd.	90,456	1,356
Delek Automotive Systems Ltd.	146,848	1,352
* Nitsba Holdings 1995 Ltd.	134,704	1,216
Cellcom Israel Ltd. (Registered)	159,172	1,188
* Given Imaging Ltd.	70,851	1,175
* First International Bank Of Israel Ltd.	86,634	1,172
Shufersal Ltd.	368,304	1,130
Melisron Ltd.	52,278	1,012
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	27,626	1,008
* Jerusalem Oil Exploration	48,855	995
Clal Industries Ltd.	279,326	988
Ituran Location and Control Ltd.	68,911	983
* Menorah Mivtachim Holdings Ltd.	105,576	936
Norstar Holdings Inc.	34,057	834
* Koor Industries Ltd.	54,143	824
Electra Ltd.	7,997	822
* Phoenix Holdings Ltd.	288,551	766
Cellcom Israel Ltd.	96,644	757
Babylon Ltd.	113,300	751
* Africa Israel Investments Ltd.	307,669	750
Matrix IT Ltd.	149,940	688
Amot Investments Ltd.	264,112	678
* Naphtha Israel Petroleum Corp. Ltd.	148,085	675
* Jerusalem Economy Ltd.	110,588	631
* Airport City Ltd.	128,237	597
* Ceragon Networks Ltd.	119,270	574
Industrial Buildings Corp.	393,465	563
* Hadera Paper Ltd.	10,751	511
* Africa Israel Properties Ltd.	49,002	511
* AL-ROV Israel Ltd.	19,045	493
Bayside Land Corp.	2,364	471
* Alrov Properties and Lodgings Ltd.	25,130	464
Plasson Industries Ltd.	14,042	433
Avgol Industries 1953 Ltd.	366,519	345
* Discount Investment Corp.	102,366	333
* Property & Building Corp.	6,092	313
* Union Bank of Israel	82,987	294
* Clal Biotechnology Industries Ltd.	102,659	278
		342,432
Italy (1.7%)
Eni SPA	11,508,536	287,457

	Enel SPA	29,785,142	129,869
*	UniCredit SPA	18,305,165	118,164
	Assicurazioni Generali SPA	5,282,378	101,124
	Intesa Sanpaolo SPA (Registered)	45,582,268	92,913
	Fiat Industrial SPA	3,866,701	49,762
	Telecom Italia SPA (Registered)	42,389,947	42,064
	Tenaris SA	1,850,587	38,821
	Snam SPA	7,634,413	38,582
	Luxottica Group SPA	741,922	34,241
	Saipem SPA	1,196,389	33,971
^	Atlantia SPA	1,490,513	27,523
	Terna Rete Elettrica Nazionale SPA	5,899,288	24,838
*	Fiat SPA	3,940,071	24,117
	Telecom Italia SPA (Bearer)	27,092,498	23,146
	Unione di Banche Italiane SCPA	3,853,331	20,112
	Prysmian SPA	921,457	19,693
	Mediobanca SPA	2,323,806	17,104
*	Banco Popolare SC	7,936,488	16,536
	Enel Green Power SPA	7,924,223	16,340
	Banca Popolare dell'Emilia Romagna Scrl	1,503,567	13,281
^	Pirelli & C. SPA	1,067,424	13,093
*	Finmeccanica SPA	1,827,056	12,007
	Davide Campari-Milano SPA	1,319,496	10,301
	Banca Popolare di Sondrio SCARL	1,395,099	10,050
^,* Banca Monte dei Paschi di Siena SPA		29,129,658	9,731
*	Banca Popolare di Milano Scarl	13,929,373	9,353
	Azimut Holding SPA	500,396	8,802
	Exor SPA	290,062	8,573
^	Mediaset SPA	3,221,985	8,465
^	Tod's SPA	55,792	7,615
	Intesa Sanpaolo SPA (Bearer)	4,241,945	7,199
	Autogrill SPA	518,412	6,357
	Mediolanum SPA	1,000,625	6,245
	Impregilo SPA	1,176,095	6,100
	Tenaris SA ADR	139,938	5,887
	Lottomatica Group SPA	233,963	5,785
^	Banca Carige SPA	4,458,919	4,994
	Salvatore Ferragamo Italia SPA	191,626	4,890
	Buzzi Unicem SPA	311,475	4,542
	Ansaldo STS SPA	424,529	4,370
	Recordati SPA	421,727	4,317
	Banca Generali SPA	222,318	4,261
^	DiaSorin SPA	108,086	4,217
^,* Fondiaria-Sai SPA		2,132,584	3,781
	A2A SPA	5,541,436	3,707
^,* Yoox SPA		188,046	3,589
*	Societa Cattolica di Assicurazioni SCRL	190,388	3,511
*	Gemina SPA	1,963,188	3,382
	Danieli & C Officine Meccaniche SPA	173,758	3,241
^,* Unipol Gruppo Finanziario SPA		1,093,827	3,155
	Banca Piccolo Credito Valtellinese Scarl	1,841,068	3,154
	Hera SPA	1,695,451	3,117
^	Beni Stabili SPA	4,315,316	2,981
*	Sorin SPA	1,167,648	2,980
*	Unipol Gruppo Finanziario SPA Prior Pfd.	1,258,111	2,913
	De'Longhi SPA	171,419	2,768
	Societa Iniziative Autostradali e Servizi SPA	255,227	2,563

	ERG SPA	241,013	2,359
	Credito Emiliano SPA	377,656	2,259
	CIR-Compagnie Industriali Riunite SPA	1,805,476	2,092
	Piaggio & C SPA	762,660	2,087
	Amplifon SPA	387,933	2,072
	Interpump Group SPA	261,837	2,008
	Danieli & C Officine Meccaniche SPA (Common)	61,811	1,912
*	Milano Assicurazioni SPA	3,404,406	1,906
^,* Saras SPA		1,408,355	1,897
	ASTM SPA	163,728	1,837
*	Brunello Cucinelli SPA	88,632	1,781
	Italcementi SPA	315,196	1,774
	Brembo SPA	123,561	1,719
	Iren SPA	2,227,223	1,709
	ACEA SPA	256,657	1,664
*	Safilo Group SPA	143,026	1,574
	Astaldi SPA	208,721	1,571
	MARR SPA	139,305	1,561
	Italcementi SPA RSP	486,419	1,530
	Indesit Co. SPA	181,615	1,526
	Buzzi Unicem SPA RISP	188,928	1,361
	Trevi Finanziaria Industriale SPA	164,332	1,174
^,* Cam Finanziaria SPA		1,092,568	1,159
^,* RCS MediaGroup SPA		725,674	1,153
^	Geox SPA	319,807	1,124
*	Italmobiliare SPA non-CNV	76,655	1,034
*	Ei Towers SPA	31,646	957
	Cofide SPA	1,501,166	880
*	DeA Capital SPA	456,280	878
*	Arnoldo Mondadori Editore SPA	525,365	835
	Engineering Ingegneria Informatica SPA	21,627	800
	Zignago Vetro SPA	123,454	797
^	Gruppo Editoriale L'Espresso SPA	598,273	769
	Vittoria Assicurazioni SPA	102,123	741
*	Fondiaria-Sai SPA RSP	6,203	715
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	11,820	612
	Industria Macchine Automatiche SPA	30,014	610
*	Datalogic SPA	63,483	608
	Immobiliare Grande Distribuzione	521,799	595
	Cementir Holding SPA	222,082	591
	Sogefi SPA	185,160	566
	Esprinet SPA	126,684	559
	IMMSI SPA	672,788	530
*	Italmobiliare SPA	25,946	520
	Falck Renewables SPA	355,870	513
^,* Landi Renzo SPA		232,365	503
*	Juventus Football Club SPA	1,690,066	489
	Reply SPA	13,546	442
	Banca IFIS SPA	48,249	439
	Alerion Cleanpower SPA	74,112	398
*	Intek Group SPA	754,652	352
^	Marcolin SPA	56,805	325
^,* Telecom Italia Media SPA		1,429,503	316
	Cairo Communication SPA	82,741	297
*	Poltrona Frau SPA	210,555	296
	Banca Profilo SPA	731,088	266
*	Ascopiave SPA	154,426	258

* Maire Tecnimont SPA	365,417	208
		1,443,162
Japan (13.9%)
Toyota Motor Corp.	12,478,777	596,042
Mitsubishi UFJ Financial Group Inc.	57,647,102	327,847
Honda Motor Co. Ltd.	7,375,293	278,780
Sumitomo Mitsui Financial Group Inc.	6,077,214	244,085
Mizuho Financial Group Inc.	103,379,172	206,343
Canon Inc.	5,128,772	186,765
Takeda Pharmaceutical Co. Ltd.	3,572,339	183,571
Softbank Corp.	4,286,821	152,747
Mitsubishi Estate Co. Ltd.	5,662,656	137,149
FANUC Corp.	866,974	135,292
Mitsubishi Corp.	6,359,116	134,159
Japan Tobacco Inc.	4,072,933	127,080
Hitachi Ltd.	20,986,815	124,538
Mitsui & Co. Ltd.	7,865,966	118,884
Nissan Motor Co. Ltd.	11,255,759	115,243
Shin-Etsu Chemical Co. Ltd.	1,858,384	113,668
Komatsu Ltd.	4,228,429	112,459
NTT DOCOMO Inc.	69,054	104,691
East Japan Railway Co.	1,536,690	103,738
Seven & I Holdings Co. Ltd.	3,405,408	103,450
Astellas Pharma Inc.	2,009,429	102,291
Nippon Steel & Sumitomo Metal Corp.	34,393,485	95,201
Nomura Holdings Inc.	16,428,304	94,040
Tokio Marine Holdings Inc.	3,131,352	92,475
KDDI Corp.	1,217,300	90,575
Mitsui Fudosan Co. Ltd.	3,787,915	86,588
Nippon Telegraph & Telephone Corp.	1,975,713	82,746
Denso Corp.	2,200,510	82,443
Toshiba Corp.	18,221,231	81,132
Bridgestone Corp.	2,944,735	77,231
ITOCHU Corp.	6,817,839	77,106
Mitsubishi Heavy Industries Ltd.	13,750,400	73,528
Mitsubishi Electric Corp.	8,752,495	72,540
Kao Corp.	2,381,022	68,302
Sony Corp.	4,548,490	68,035
Sumitomo Corp.	5,088,548	65,822
Panasonic Corp.	9,978,142	65,681
Fast Retailing Co. Ltd.	240,001	63,067
Kyocera Corp.	692,728	62,747
JX Holdings Inc.	10,171,460	60,010
Inpex Corp.	9,914	57,400
Keyence Corp.	205,964	57,141
Central Japan Railway Co.	651,500	56,983
Kubota Corp.	4,951,394	56,555
Murata Manufacturing Co. Ltd.	915,774	56,472
Dai-ichi Life Insurance Co. Ltd.	38,414	55,049
Marubeni Corp.	7,470,707	54,875
Otsuka Holdings Co. Ltd.	1,641,771	52,960
Tokyo Gas Co. Ltd.	11,068,382	52,194
Sumitomo Mitsui Trust Holdings Inc.	14,107,511	52,107
Daiichi Sankyo Co. Ltd.	3,044,097	51,538
ORIX Corp.	473,842	50,692
Eisai Co. Ltd.	1,138,211	49,764
Sumitomo Realty & Development Co. Ltd.	1,618,151	49,336

Kirin Holdings Co. Ltd.	3,933,872	49,157
MS&AD Insurance Group Holdings	2,288,517	47,934
JFE Holdings Inc.	2,226,078	47,517
Secom Co. Ltd.	951,303	47,451
Nintendo Co. Ltd.	481,195	46,882
Nikon Corp.	1,540,037	44,034
Daiwa Securities Group Inc.	7,519,155	43,734
Suzuki Motor Corp.	1,651,365	43,331
Daiwa House Industry Co. Ltd.	2,308,199	42,416
Nitto Denko Corp.	748,172	42,313
SMC Corp.	243,338	42,118
FUJIFILM Holdings Corp.	2,094,719	41,768
Daikin Industries Ltd.	1,062,820	40,609
Ajinomoto Co. Inc.	2,922,795	39,644
Sumitomo Electric Industries Ltd.	3,403,667	38,317
Toray Industries Inc.	6,629,450	38,267
Hoya Corp.	1,968,805	38,015
Resona Holdings Inc.	8,530,828	37,991
Asahi Group Holdings Ltd.	1,752,211	37,239
Chubu Electric Power Co. Inc.	2,916,908	36,845
Sumitomo Metal Mining Co. Ltd.	2,361,716	36,731
Fuji Heavy Industries Ltd.	2,653,606	35,889
NKSJ Holdings Inc.	1,689,266	35,516
Fujitsu Ltd.	8,413,378	34,068
Isuzu Motors Ltd.	5,376,753	33,720
Tokyo Electron Ltd.	774,166	33,290
* Mazda Motor Corp.	12,241,956	33,116
Asahi Kasei Corp.	5,704,144	32,921
T&D Holdings Inc.	2,623,750	32,373
Kansai Electric Power Co. Inc.	3,394,080	32,337
Daito Trust Construction Co. Ltd.	328,083	32,325
Nippon Building Fund Inc.	3,103	32,026
^ Ricoh Co. Ltd.	2,859,783	31,837
Osaka Gas Co. Ltd.	8,460,834	31,737
Aeon Co. Ltd.	2,711,564	30,756
West Japan Railway Co.	767,690	30,273
^ Kintetsu Corp.	7,363,546	30,255
Asahi Glass Co. Ltd.	4,554,678	30,218
Oriental Land Co. Ltd.	226,364	30,097
Terumo Corp.	687,281	30,059
Rakuten Inc.	3,287,378	30,005
* NEC Corp.	11,749,932	28,667
Yamato Holdings Co. Ltd.	1,696,459	28,513
Aisin Seiki Co. Ltd.	868,069	28,435
Mitsubishi Chemical Holdings Corp.	6,136,358	28,414
Odakyu Electric Railway Co. Ltd.	2,824,371	28,294
Hankyu Hanshin Holdings Inc.	5,165,455	28,187
^ Nidec Corp.	491,686	28,105
Tokyu Corp.	5,140,504	27,952
LIXIL Group Corp.	1,201,944	27,931
Unicharm Corp.	516,651	27,402
Sekisui House Ltd.	2,455,510	27,025
Japan Real Estate Investment Corp.	2,662	26,916
JGC Corp.	940,391	26,659
Bank of Yokohama Ltd.	5,479,448	26,172
Yahoo Japan Corp.	65,746	25,782
Tobu Railway Co. Ltd.	4,616,285	24,790

Makita Corp.	506,675	24,676
Toyota Industries Corp.	734,260	24,383
Shionogi & Co. Ltd.	1,351,222	24,149
Shimano Inc.	336,079	22,950
Toyota Tsusho Corp.	964,216	22,934
Dentsu Inc.	820,085	22,932
Shizuoka Bank Ltd.	2,406,824	22,694
Shiseido Co. Ltd.	1,621,595	22,451
Omron Corp.	920,605	21,942
* Olympus Corp.	985,125	21,875
Chugai Pharmaceutical Co. Ltd.	1,016,145	20,903
Chiba Bank Ltd.	3,350,445	20,878
^ TDK Corp.	556,669	20,645
Dai Nippon Printing Co. Ltd.	2,532,353	20,473
Kuraray Co. Ltd.	1,564,304	20,097
Kawasaki Heavy Industries Ltd.	6,460,304	20,014
Ono Pharmaceutical Co. Ltd.	374,938	19,754
Sumitomo Chemical Co. Ltd.	6,743,919	19,730
Lawson Inc.	271,226	19,655
Keio Corp.	2,614,175	19,403
Sekisui Chemical Co. Ltd.	1,931,527	18,610
Kyushu Electric Power Co. Inc.	1,926,095	18,539
^ Yakult Honsha Co. Ltd.	438,281	18,470
* Mitsubishi Motors Corp.	17,652,304	18,354
Daihatsu Motor Co. Ltd.	867,697	18,050
Keikyu Corp.	2,118,187	17,967
Chugoku Electric Power Co. Inc.	1,350,145	17,766
Japan Retail Fund Investment Corp.	9,374	17,762
Nippon Yusen KK	7,300,567	17,495
NTT Data Corp.	5,677	17,331
Konica Minolta Holdings Inc.	2,165,189	17,293
* Tohoku Electric Power Co. Inc.	2,050,287	16,692
Mitsui OSK Lines Ltd.	4,934,923	16,283
Mitsubishi Materials Corp.	5,058,570	16,197
Hirose Electric Co. Ltd.	135,820	16,167
Yamaha Motor Co. Ltd.	1,259,121	16,025
JSR Corp.	807,406	15,965
Sega Sammy Holdings Inc.	903,441	15,958
Nippon Express Co. Ltd.	3,847,425	15,880
Isetan Mitsukoshi Holdings Ltd.	1,598,163	15,782
Toppan Printing Co. Ltd.	2,536,365	15,743
Sysmex Corp.	326,767	15,590
IHI Corp.	5,962,749	15,458
^ Sharp Corp.	4,520,246	15,390
^ Dena Co. Ltd.	480,151	15,218
* Tokyo Electric Power Co. Inc.	6,510,709	15,165
Obayashi Corp.	2,954,404	15,149
Credit Saison Co. Ltd.	713,151	15,091
^ Yamada Denki Co. Ltd.	391,573	15,080
Hisamitsu Pharmaceutical Co. Inc.	280,199	15,009
Fukuoka Financial Group Inc.	3,507,984	14,770
Rohm Co. Ltd.	436,266	14,504
NSK Ltd.	1,997,952	14,160
NGK Insulators Ltd.	1,214,733	14,129
Shinsei Bank Ltd.	6,829,037	13,951
* Kobe Steel Ltd.	11,261,912	13,909
Taisei Corp.	4,657,399	13,898

Trend Micro Inc.	473,963	13,837
Santen Pharmaceutical Co. Ltd.	335,047	13,798
Tokyu Land Corp.	1,932,770	13,768
Joyo Bank Ltd.	2,935,506	13,763
Taiheiyo Cement Corp.	5,044,398	13,733
Mitsubishi Tanabe Pharma Corp.	1,018,653	13,656
Aozora Bank Ltd.	4,856,969	13,655
Sony Financial Holdings Inc.	792,432	13,384
Benesse Holdings Inc.	300,363	13,094
Hamamatsu Photonics KK	322,410	12,327
MEIJI Holdings Co. Ltd.	278,139	12,299
Electric Power Development Co. Ltd.	531,383	12,217
Hino Motors Ltd.	1,161,783	12,208
Bank of Kyoto Ltd.	1,458,925	12,072
Mitsubishi UFJ Lease & Finance Co. Ltd.	265,187	12,049
J Front Retailing Co. Ltd.	2,170,872	11,908
Nitori Holdings Co. Ltd.	155,140	11,842
Oji Holdings Corp.	3,622,705	11,715
United Urban Investment Corp. Class A	9,568	11,686
Mitsubishi Gas Chemical Co. Inc.	1,744,271	11,675
Kajima Corp.	3,840,284	11,511
Namco Bandai Holdings Inc.	804,764	11,479
Brother Industries Ltd.	1,071,827	11,396
Jupiter Telecommunications Co. Ltd.	9,457	11,374
Kikkoman Corp.	758,878	11,348
Taisho Pharmaceutical Holdings Co. Ltd.	164,033	11,321
^ Hitachi Construction Machinery Co. Ltd.	490,440	11,263
Toyo Suisan Kaisha Ltd.	404,279	11,209
USS Co. Ltd.	99,628	11,192
Japan Airlines Co. Ltd.	270,804	11,171
TonenGeneral Sekiyu KK	1,277,795	11,142
Keisei Electric Railway Co. Ltd.	1,253,500	11,114
Sumitomo Heavy Industries Ltd.	2,503,460	11,047
Kyowa Hakko Kirin Co. Ltd.	1,166,736	11,032
Kansai Paint Co. Ltd.	985,033	10,970
Chugoku Bank Ltd.	795,409	10,956
JTEKT Corp.	1,005,354	10,739
FamilyMart Co. Ltd.	266,793	10,717
Suruga Bank Ltd.	815,693	10,634
Stanley Electric Co. Ltd.	648,937	10,626
Nomura Research Institute Ltd.	459,551	10,559
Nippon Meat Packers Inc.	778,313	10,533
Miraca Holdings Inc.	251,149	10,471
Nisshin Seifun Group Inc.	860,480	10,471
Rinnai Corp.	147,500	10,429
^ All Nippon Airways Co. Ltd.	5,297,946	10,374
Advance Residence Investment Corp.	4,970	10,333
Sumitomo Rubber Industries Ltd.	771,730	10,299
NGK Spark Plug Co. Ltd.	808,919	10,290
Yokogawa Electric Corp.	919,643	10,240
Dainippon Sumitomo Pharma Co. Ltd.	717,092	10,109
Japan Prime Realty Investment Corp.	3,538	10,059
Nissin Foods Holdings Co. Ltd.	264,569	10,042
Kurita Water Industries Ltd.	509,706	10,018
Amada Co. Ltd.	1,602,692	10,016
Toho Gas Co. Ltd.	1,866,573	9,978
TOTO Ltd.	1,251,871	9,908

Toho Co. Ltd.	512,497	9,818
Teijin Ltd.	4,274,422	9,797
Don Quijote Co. Ltd.	245,800	9,786
Showa Denko KK	6,395,762	9,775
Suzuken Co. Ltd.	318,792	9,757
Shimamura Co. Ltd.	99,299	9,750
Konami Corp.	454,893	9,654
MISUMI Group Inc.	367,400	9,653
Iyo Bank Ltd.	1,179,053	9,642
Hiroshima Bank Ltd.	2,266,166	9,634
Nabtesco Corp.	460,756	9,619
Asics Corp.	671,511	9,564
THK Co. Ltd.	546,958	9,503
Hachijuni Bank Ltd.	1,890,425	9,465
Mitsui Chemicals Inc.	3,968,556	9,412
Ube Industries Ltd.	4,517,333	9,404
Yamaguchi Financial Group Inc.	956,340	9,214
Shikoku Electric Power Co. Inc.	750,494	9,207
Advantest Corp.	671,227	9,140
Daicel Corp.	1,308,782	9,139
Yaskawa Electric Corp.	974,412	9,102
Frontier Real Estate Investment Corp.	974	9,032
Tsumura & Co.	271,713	8,925
Takashimaya Co. Ltd.	1,204,922	8,867
Chiyoda Corp.	700,963	8,787
Idemitsu Kosan Co. Ltd.	99,960	8,765
Toyo Seikan Kaisha Ltd.	685,932	8,753
Sankyo Co. Ltd.	219,251	8,735
Tokyo Tatemono Co. Ltd.	1,862,000	8,714
^ Casio Computer Co. Ltd.	1,006,483	8,683
Shimizu Corp.	2,654,794	8,599
Kamigumi Co. Ltd.	1,054,414	8,589
Air Water Inc.	670,553	8,565
Hokuriku Electric Power Co.	769,518	8,484
^ SBI Holdings Inc.	1,018,210	8,455
Mitsubishi Logistics Corp.	562,435	8,436
Sojitz Corp.	5,612,487	8,424
MediPal Holdings Corp.	664,734	8,422
Gunma Bank Ltd.	1,739,289	8,395
Marui Group Co. Ltd.	1,019,175	8,285
Japan Steel Works Ltd.	1,431,494	8,259
Alfresa Holdings Corp.	186,258	8,161
Anritsu Corp.	628,000	8,060
Nippon Electric Glass Co. Ltd.	1,671,931	8,058
Nishi-Nippon City Bank Ltd.	3,072,372	7,963
Nippon Kayaku Co. Ltd.	704,000	7,952
^ Sanrio Co. Ltd.	199,140	7,943
Park24 Co. Ltd.	437,500	7,897
Hokkaido Electric Power Co. Inc.	822,478	7,882
Ibiden Co. Ltd.	552,452	7,874
Aeon Mall Co. Ltd.	325,672	7,861
Denki Kagaku Kogyo KK	2,176,447	7,860
Yokohama Rubber Co. Ltd.	1,013,000	7,805
Nomura Real Estate Holdings Inc.	427,647	7,804
^ McDonald's Holdings Co. Japan Ltd.	301,594	7,741
Yamaha Corp.	722,256	7,652
* Kawasaki Kisen Kaisha Ltd.	3,982,710	7,561

Hulic Co. Ltd.	1,189,300	7,542
^ Nippon Paint Co. Ltd.	835,000	7,504
Dowa Holdings Co. Ltd.	1,057,000	7,477
Nissan Chemical Industries Ltd.	614,300	7,431
Nomura Real Estate Office Fund Inc. Class A	1,255	7,404
Taiyo Nippon Sanso Corp.	1,104,882	7,378
Orix JREIT Inc.	1,294	7,329
Oracle Corp. Japan	173,538	7,225
Hakuhodo DY Holdings Inc.	105,618	7,197
Koito Manufacturing Co. Ltd.	429,800	7,165
Ebara Corp.	1,827,000	7,146
Shimadzu Corp.	1,067,080	7,143
NOK Corp.	475,030	7,103
UNY Co. Ltd.	941,900	6,983
Citizen Holdings Co. Ltd.	1,200,091	6,874
Kaneka Corp.	1,249,429	6,684
Obic Co. Ltd.	31,240	6,683
Sawai Pharmaceutical Co. Ltd.	64,900	6,658
77 Bank Ltd.	1,545,000	6,646
Glory Ltd.	280,700	6,574
Hitachi Chemical Co. Ltd.	464,015	6,534
DIC Corp.	3,298,000	6,530
Mori Trust Sogo Reit Inc.	764	6,467
Hitachi Metals Ltd.	750,941	6,456
Nippon Accommodations Fund Inc. Class A	841	6,425
Toyoda Gosei Co. Ltd.	289,763	6,420
^ Nippon Paper Group Inc.	450,556	6,385
Kagome Co. Ltd.	342,000	6,380
NHK Spring Co. Ltd.	723,889	6,354
Disco Corp.	113,800	6,263
^ Gree Inc.	419,755	6,241
^ Aeon Credit Service Co. Ltd.	298,865	6,201
Mitsui Mining & Smelting Co. Ltd.	2,434,000	6,195
Calbee Inc.	74,600	6,140
Toyobo Co. Ltd.	3,850,000	6,139
Azbil Corp.	285,800	6,113
Takara Holdings Inc.	729,000	6,102
Zeon Corp.	702,000	6,090
Activia Properties Inc.	834	5,973
^ Seiko Epson Corp.	589,211	5,948
Sugi Holdings Co. Ltd.	173,000	5,933
Seven Bank Ltd.	2,449,419	5,926
^ Kakaku.com Inc.	158,600	5,920
Kewpie Corp.	444,400	5,906
Sotetsu Holdings Inc.	1,766,000	5,905
COMSYS Holdings Corp.	488,000	5,885
Nippon Shokubai Co. Ltd.	610,000	5,884
Otsuka Corp.	71,677	5,868
Japan Logistics Fund Inc.	661	5,864
NTN Corp.	2,034,324	5,859
Sumitomo Osaka Cement Co. Ltd.	1,746,000	5,848
* Furukawa Electric Co. Ltd.	2,881,000	5,838
Sumitomo Forestry Co. Ltd.	594,700	5,825
Shiga Bank Ltd.	1,004,000	5,824
Fuji Electric Co. Ltd.	2,492,774	5,821
Tsuruha Holdings Inc.	69,500	5,811
* Haseko Corp.	6,041,000	5,808

	Sundrug Co. Ltd.	152,400	5,733
^	GS Yuasa Corp.	1,594,526	5,677
	Nichirei Corp.	1,140,000	5,664
	Daido Steel Co. Ltd.	1,266,463	5,654
	Cosmo Oil Co. Ltd.	2,503,850	5,629
	Kobayashi Pharmaceutical Co. Ltd.	115,200	5,622
	Hitachi High-Technologies Corp.	279,563	5,552
^	K's Holdings Corp.	204,200	5,552
	Nagase & Co. Ltd.	506,200	5,526
	Tosoh Corp.	2,296,279	5,524
	Yamazaki Baking Co. Ltd.	490,640	5,489
	Yamato Kogyo Co. Ltd.	191,455	5,484
	Daiwahouse Residential Investment Corp.	652	5,447
	Hitachi Zosen Corp.	3,408,000	5,440
^	Industrial & Infrastructure Fund Investment Corp.	600	5,416
*	Sumco Corp.	517,978	5,397
	Awa Bank Ltd.	882,000	5,358
^	Japan Excellent Inc.	901	5,355
	Senshu Ikeda Holdings Inc.	956,960	5,354
	Ryohin Keikaku Co. Ltd.	93,600	5,301
	San-In Godo Bank Ltd.	669,000	5,300
	Nihon Kohden Corp.	166,100	5,287
	NTT Urban Development Corp.	5,287	5,286
	Kaken Pharmaceutical Co. Ltd.	319,000	5,235
	Wacom Co. Ltd.	1,597	5,208
	Hokkoku Bank Ltd.	1,266,000	5,205
	Daishi Bank Ltd.	1,480,000	5,142
	Wacoal Holdings Corp.	492,000	5,134
^	Minebea Co. Ltd.	1,511,000	5,115
*	Nexon Co. Ltd.	484,146	5,110
	Kenedix Realty Investment Corp. Class A	1,301	5,095
	Ushio Inc.	471,143	5,094
	Keiyo Bank Ltd.	1,072,000	5,086
	Rohto Pharmaceutical Co. Ltd.	404,000	5,058
	Juroku Bank Ltd.	1,436,000	5,026
	Showa Shell Sekiyu KK	862,259	5,004
	Mitsui Engineering & Shipbuilding Co. Ltd.	3,152,000	4,994
*	North Pacific Bank Ltd.	1,552,800	4,980
^	CyberAgent Inc.	2,352	4,932
	Mabuchi Motor Co. Ltd.	108,716	4,881
	Jafco Co. Ltd.	140,300	4,857
	Itochu Techno-Solutions Corp.	111,449	4,837
	Sapporo Holdings Ltd.	1,455,000	4,831
	Fujikura Ltd.	1,549,000	4,818
	Japan Petroleum Exploration Co.	130,553	4,810
	Hoshizaki Electric Co. Ltd.	161,700	4,808
	Musashino Bank Ltd.	140,300	4,798
	IT Holdings Corp.	337,200	4,791
	Ito En Ltd.	245,000	4,759
	Aoyama Trading Co. Ltd.	242,400	4,757
	Rengo Co. Ltd.	936,000	4,752
	Okasan Securities Group Inc.	753,000	4,729
*	Acom Co. Ltd.	180,700	4,723
	Horiba Ltd.	160,600	4,717
^	Nippon Sheet Glass Co. Ltd.	4,045,413	4,716
^,* Orient Corp.		1,255,500	4,694
	Sanwa Holdings Corp.	980,000	4,672

	M3 Inc.	2,861	4,670
	Sankyu Inc.	1,181,000	4,663
^,* Aiful Corp.		668,650	4,637
	Maruichi Steel Tube Ltd.	208,212	4,631
	Higo Bank Ltd.	750,000	4,623
	Nisshinbo Holdings Inc.	608,000	4,616
	OKUMA Corp.	606,000	4,582
	Dainippon Screen Manufacturing Co. Ltd.	901,000	4,580
	Pigeon Corp.	83,900	4,570
	Lion Corp.	953,000	4,565
	Kiyo Holdings Inc.	3,088,000	4,564
	Hitachi Capital Corp.	229,000	4,564
	Izumi Co. Ltd.	214,000	4,561
	Daiichikosho Co. Ltd.	185,100	4,525
	Hyakugo Bank Ltd.	1,038,000	4,496
	Ogaki Kyoritsu Bank Ltd.	1,374,000	4,489
	Nanto Bank Ltd.	1,029,000	4,474
	Mori Hills REIT Investment Corp.	842	4,468
	Tokai Tokyo Financial Holdings Inc.	891,000	4,468
^	ABC-Mart Inc.	116,989	4,451
	Seino Holdings Co. Ltd.	652,000	4,442
	Accordia Golf Co. Ltd.	4,502	4,394
	Coca-Cola West Co. Ltd.	278,026	4,390
	Tadano Ltd.	493,000	4,384
	House Foods Corp.	289,600	4,369
	Century Tokyo Leasing Corp.	192,500	4,300
	Nifco Inc.	206,800	4,295
^	Shochiku Co. Ltd.	386,000	4,289
	Autobacs Seven Co. Ltd.	104,700	4,259
	Alps Electric Co. Ltd.	726,700	4,240
	Shimachu Co. Ltd.	199,400	4,219
	SCSK Corp.	223,836	4,195
	Onward Holdings Co. Ltd.	555,000	4,194
	KYORIN Holdings Inc.	205,700	4,188
	Maeda Road Construction Co. Ltd.	281,000	4,188
	Tokyu REIT Inc.	735	4,162
	Taiyo Yuden Co. Ltd.	458,100	4,132
	Mori Seiki Co. Ltd.	438,600	4,126
	H2O Retailing Corp.	502,000	4,120
	Ship Healthcare Holdings Inc.	142,800	4,085
	Kinden Corp.	615,006	4,078
	OSG Corp.	312,200	4,062
	Avex Group Holdings Inc.	149,000	4,027
	Kagoshima Bank Ltd.	623,000	4,011
	Cosmos Pharmaceutical Corp.	37,000	3,962
^	Nipro Corp.	534,300	3,937
	Matsui Securities Co. Ltd.	426,500	3,931
	Duskin Co. Ltd.	205,800	3,912
	Nissan Shatai Co. Ltd.	312,000	3,885
	TS Tech Co. Ltd.	200,400	3,876
	Hyakujushi Bank Ltd.	1,033,000	3,866
	Toho Holdings Co. Ltd.	199,800	3,859
	Tokai Rika Co. Ltd.	235,100	3,851
	Toyota Boshoku Corp.	293,878	3,849
	Lintec Corp.	207,900	3,845
	Daiwa Office Investment Corp. Class A	996	3,829
	NET One Systems Co. Ltd.	395,700	3,799

	Kyowa Exeo Corp.	365,600	3,718
	Premier Investment Corp.	867	3,714
	Meitec Corp.	143,300	3,666
	Fukuoka REIT Co. Class A	464	3,648
	SKY Perfect JSAT Holdings Inc.	7,716	3,621
	Square Enix Holdings Co. Ltd.	290,607	3,611
*	Oki Electric Industry Co. Ltd.	3,144,000	3,594
	Toyo Ink SC Holdings Co. Ltd.	813,000	3,562
	Komeri Co. Ltd.	132,500	3,550
	Toagosei Co. Ltd.	858,000	3,545
	Nihon Parkerizing Co. Ltd.	215,000	3,544
	Daikyo Inc.	1,322,000	3,540
	Aica Kogyo Co. Ltd.	210,200	3,493
	Tokai Carbon Co. Ltd.	881,000	3,492
	FP Corp.	53,700	3,463
	Asatsu-DK Inc.	128,300	3,453
	Fuji Oil Co. Ltd.	252,000	3,423
^	Zensho Holdings Co. Ltd.	298,100	3,422
	Nippon Konpo Unyu Soko Co. Ltd.	246,500	3,422
^	SHO-BOND Holdings Co. Ltd.	92,200	3,401
	Tokyo Ohka Kogyo Co. Ltd.	174,700	3,400
	Unipres Corp.	153,200	3,393
	Nomura Real Estate Residential Fund Inc.	598	3,371
	Sumitomo Bakelite Co. Ltd.	844,000	3,368
	Resorttrust Inc.	154,600	3,359
	Sohgo Security Services Co. Ltd.	253,300	3,356
^	Penta-Ocean Construction Co. Ltd.	1,322,500	3,336
	Mochida Pharmaceutical Co. Ltd.	260,000	3,335
	Pacific Metals Co. Ltd.	639,000	3,329
	Toshiba TEC Corp.	575,000	3,317
	Megmilk Snow Brand Co. Ltd.	191,800	3,308
	Tsubakimoto Chain Co.	622,000	3,303
	Canon Marketing Japan Inc.	241,000	3,278
	Matsumotokiyoshi Holdings Co. Ltd.	135,100	3,277
	Nippo Corp.	243,000	3,259
	Miura Co. Ltd.	123,500	3,228
	Nitto Boseki Co. Ltd.	785,000	3,219
	HIS Co. Ltd.	94,300	3,218
	Capcom Co. Ltd.	195,100	3,149
	Fukuyama Transporting Co. Ltd.	613,000	3,134
	Maruha Nichiro Holdings Inc.	1,801,000	3,131
	ADEKA Corp.	363,600	3,116
	FCC Co. Ltd.	143,600	3,087
	Nachi-Fujikoshi Corp.	757,000	3,074
	Pola Orbis Holdings Inc.	100,716	3,066
	Sangetsu Co. Ltd.	121,900	3,062
*	Kenedix Inc.	9,702	3,031
	Hanwa Co. Ltd.	788,000	3,026
	Arnest One Corp.	188,300	3,013
	Takata Corp.	149,200	3,009
	Top REIT Inc.	638	3,004
	Heiwa Corp.	176,200	2,981
	Kose Corp.	140,900	2,968
	Hitachi Transport System Ltd.	196,000	2,968
	Iwatani Corp.	781,000	2,960
	Jaccs Co. Ltd.	578,000	2,951
^,* Pioneer Corp.		1,179,900	2,948

^	Tokuyama Corp.	1,473,000	2,936
	NOF Corp.	638,000	2,935
	Takara Standard Co. Ltd.	411,000	2,913
	Tokyo Seimitsu Co. Ltd.	169,000	2,903
	Komori Corp.	265,500	2,902
	Sekisui House SI Investment Co.	601	2,901
	Nikkiso Co. Ltd.	266,000	2,899
	Yamanashi Chuo Bank Ltd.	714,000	2,898
	Tokyo Dome Corp.	759,000	2,893
	Toho Bank Ltd.	907,000	2,873
	Toyo Tire & Rubber Co. Ltd.	833,000	2,871
	Makino Milling Machine Co. Ltd.	445,000	2,832
	Exedy Corp.	129,000	2,831
	Calsonic Kansei Corp.	678,000	2,814
	Sumitomo Warehouse Co. Ltd.	559,000	2,808
	Ezaki Glico Co. Ltd.	285,000	2,802
	Ryosan Co. Ltd.	143,600	2,795
	Yamagata Bank Ltd.	623,000	2,788
	Hogy Medical Co. Ltd.	57,800	2,786
	Fuyo General Lease Co. Ltd.	77,900	2,785
	Okumura Corp.	706,000	2,772
	Itoham Foods Inc.	610,000	2,765
	TOMONY Holdings Inc.	636,000	2,760
	Moshi Moshi Hotline Inc.	186,500	2,726
	Japan Rental Housing Investments Inc. Class A	3,687	2,717
*	Kanematsu Corp.	1,771,000	2,716
	KYB Co. Ltd.	664,000	2,703
	Oita Bank Ltd.	734,000	2,682
	Japan Securities Finance Co. Ltd.	390,100	2,681
	Global One Real Estate Investment Corp.	431	2,679
	Morinaga Milk Industry Co. Ltd.	831,000	2,669
	Arcs Co. Ltd.	142,100	2,662
	Nippon Soda Co. Ltd.	584,000	2,651
	Nippon Light Metal Holdings Co. Ltd.	2,300,000	2,641
^	Japan Exchange Group Inc.	43,800	2,630
	Nichi-iko Pharmaceutical Co. Ltd.	124,700	2,622
	Taikisha Ltd.	129,500	2,606
	Internet Initiative Japan Inc.	92,400	2,585
^,* GungHo Online Entertainment Inc.		161	2,581
	Central Glass Co. Ltd.	830,000	2,559
	Toshiba Plant Systems & Services Corp.	183,000	2,554
	Yoshinoya Holdings Co. Ltd.	2,134	2,552
	Nissin Kogyo Co. Ltd.	169,200	2,538
	Daio Paper Corp.	372,000	2,532
	Nippon Shinyaku Co. Ltd.	201,000	2,521
	Daifuku Co. Ltd.	376,000	2,508
	Inaba Denki Sangyo Co. Ltd.	80,400	2,488
^	Point Inc.	72,140	2,485
	Fuji Machine Manufacturing Co. Ltd.	317,500	2,479
	Keihin Corp.	178,400	2,478
	Tokyo Steel Manufacturing Co. Ltd.	472,400	2,476
^	Start Today Co. Ltd.	257,676	2,476
^	Meidensha Corp.	782,000	2,474
*	Nisshin Steel Holdings Co. Ltd.	330,392	2,472
*	Leopalace21 Corp.	638,400	2,461
	Shinmaywa Industries Ltd.	368,000	2,445
	Monex Group Inc.	8,319	2,438

	DCM Holdings Co. Ltd.	370,200	2,433
	Hokuetsu Kishu Paper Co. Ltd.	475,000	2,425
	Bank of Nagoya Ltd.	684,000	2,425
	Japan Hotel REIT Investment Corp.	7,423	2,416
^	Colowide Co. Ltd.	243,000	2,406
	Mandom Corp.	80,700	2,400
	Kokuyo Co. Ltd.	347,800	2,395
	Daiseki Co. Ltd.	168,400	2,390
	Toyo Engineering Corp.	510,000	2,367
	Toho Zinc Co. Ltd.	546,000	2,359
	Amano Corp.	262,000	2,359
	Shima Seiki Manufacturing Ltd.	118,900	2,346
	Toda Corp.	855,000	2,343
	Noritz Corp.	130,000	2,331
	Chiyoda Co. Ltd.	100,400	2,324
	Showa Corp.	215,300	2,313
*	Sankyo Tateyama Inc.	109,600	2,299
	Ain Pharmaciez Inc.	42,400	2,291
^	MonotaRO Co. Ltd.	62,300	2,289
	Nichias Corp.	418,000	2,275
	Valor Co. Ltd.	142,400	2,274
	Nishimatsu Construction Co. Ltd.	1,219,000	2,268
	Mirait Holdings Corp.	272,800	2,265
	PanaHome Corp.	354,000	2,257
	Towa Pharmaceutical Co. Ltd.	42,300	2,255
	Shinko Electric Industries Co. Ltd.	294,000	2,250
	HAJIME CONSTRUCTION Co. Ltd.	52,700	2,242
	Jin Co. Ltd.	51,000	2,204
	Nippon Seiki Co. Ltd.	185,000	2,197
	Toshiba Machine Co. Ltd.	480,000	2,195
	Kintetsu World Express Inc.	66,600	2,186
	Oiles Corp.	106,700	2,174
	JVC Kenwood Corp.	624,200	2,162
	Xebio Co. Ltd.	105,600	2,157
	Paramount Bed Holdings Co. Ltd.	68,000	2,152
	Fujitsu General Ltd.	243,000	2,129
	United Arrows Ltd.	87,900	2,127
	Heiwa Real Estate Co. Ltd.	156,900	2,123
^	Takara Bio Inc.	153,300	2,109
^	Kadokawa Group Holdings Inc.	78,400	2,107
	Asahi Diamond Industrial Co. Ltd.	229,000	2,095
	Kissei Pharmaceutical Co. Ltd.	111,000	2,090
	Nippon Flour Mills Co. Ltd.	496,000	2,088
	Taiyo Holdings Co. Ltd.	74,200	2,083
	Okinawa Electric Power Co. Inc.	63,400	2,080
^,* Nissha Printing Co. Ltd.		129,232	2,080
	GMO internet Inc.	281,500	2,062
	Cocokara fine Inc.	62,800	2,059
	Maeda Corp.	529,000	2,059
*	Mitsumi Electric Co. Ltd.	385,400	2,058
	Universal Entertainment Corp.	107,500	2,045
	Sumitomo Light Metal Industries Ltd.	2,066,000	2,034
	Kitz Corp.	393,700	2,028
	Marusan Securities Co. Ltd.	281,700	2,028
	Kureha Corp.	523,000	2,025
^	Topcon Corp.	246,300	2,015
	Nippon Suisan Kaisha Ltd.	1,014,100	2,015

Daibiru Corp.	206,900	2,008
^ Toppan Forms Co. Ltd.	214,500	2,003
Gunze Ltd.	748,000	2,002
J Trust Co. Ltd.	115,100	1,998
^ Sanden Corp.	488,000	1,996
IBJ Leasing Co. Ltd.	74,200	1,990
TSI Holdings Co. Ltd.	373,700	1,989
Bank of the Ryukyus Ltd.	159,500	1,988
Canon Electronics Inc.	96,800	1,985
Tokyo Broadcasting System Holdings Inc.	169,900	1,981
Fujitec Co. Ltd.	285,000	1,980
Nishimatsuya Chain Co. Ltd.	243,900	1,979
Fuji Seal International Inc.	90,600	1,965
Topy Industries Ltd.	836,000	1,964
Iseki & Co. Ltd.	724,000	1,963
Hokuetsu Bank Ltd.	906,000	1,953
Musashi Seimitsu Industry Co. Ltd.	96,100	1,952
Aichi Steel Corp.	444,000	1,948
MOS Food Services Inc.	104,100	1,948
Ricoh Leasing Co. Ltd.	70,700	1,939
Token Corp.	34,610	1,929
Fancl Corp.	172,200	1,929
Takasago Thermal Engineering Co. Ltd.	247,800	1,915
Sumitomo Real Estate Sales Co. Ltd.	38,630	1,910
MID Reit Inc.	778	1,909
^ Bic Camera Inc.	3,802	1,908
^ OSAKA Titanium Technologies Co.	85,100	1,899
Fuji Soft Inc.	89,700	1,897
Kandenko Co. Ltd.	423,000	1,896
Takuma Co. Ltd.	307,000	1,895
Enplas Corp.	42,500	1,883
Tamron Co. Ltd.	66,800	1,883
^ Tachi-S Co. Ltd.	106,700	1,881
Doutor Nichires Holdings Co. Ltd.	132,700	1,875
TOC Co. Ltd.	287,800	1,872
Earth Chemical Co. Ltd.	57,900	1,872
Heiwa Real Estate REIT Inc.	2,592	1,871
Hitachi Kokusai Electric Inc.	226,000	1,870
Heiwado Co. Ltd.	130,300	1,869
Mitsui-Soko Co. Ltd.	429,000	1,865
Mizuno Corp.	408,000	1,863
Japan Airport Terminal Co. Ltd.	178,000	1,862
Aichi Bank Ltd.	35,400	1,857
Nichicon Corp.	224,700	1,846
^ Hokuto Corp.	97,700	1,833
Daiwabo Holdings Co. Ltd.	924,000	1,828
Hankyu Reit Inc. Class A	354	1,821
AOKI Holdings Inc.	75,700	1,819
Saizeriya Co. Ltd.	136,600	1,812
Asahi Holdings Inc.	103,900	1,810
Sanken Electric Co. Ltd.	452,000	1,807
NEC Networks & System Integration Corp.	96,000	1,803
Nichii Gakkan Co.	209,000	1,799
Max Co. Ltd.	150,000	1,790
Nihon Unisys Ltd.	217,800	1,779
Press Kogyo Co. Ltd.	402,000	1,770
Aida Engineering Ltd.	233,400	1,768

	Tokai Rubber Industries Ltd.	171,100	1,765
	Japan Aviation Electronics Industry Ltd.	241,000	1,764
	Chofu Seisakusho Co. Ltd.	85,100	1,757
	Hitachi Koki Co. Ltd.	219,000	1,752
	Eighteenth Bank Ltd.	673,000	1,751
	Miyazaki Bank Ltd.	681,000	1,744
	Senko Co. Ltd.	374,000	1,742
	Okamura Corp.	249,000	1,733
	Yamazen Corp.	232,200	1,721
	Iino Kaiun Kaisha Ltd.	373,500	1,717
	Takasago International Corp.	340,000	1,717
	Paltac Corp.	137,400	1,713
	Asahi Intecc Co. Ltd.	43,500	1,713
	Pilot Corp.	678	1,708
^	Digital Garage Inc.	727	1,704
	Kanamoto Co. Ltd.	107,000	1,703
^	Akebono Brake Industry Co. Ltd.	348,400	1,692
^	Kisoji Co. Ltd.	85,300	1,689
	Nippon Synthetic Chemical Industry Co. Ltd.	230,000	1,688
	Yodogawa Steel Works Ltd.	474,000	1,688
	Round One Corp.	290,600	1,687
	Aeon Delight Co. Ltd.	90,000	1,684
	WATAMI Co. Ltd.	89,200	1,682
	Tsugami Corp.	272,000	1,676
	Alpine Electronics Inc.	185,400	1,671
	Ai Holdings Corp.	200,200	1,666
	Fuji Co. Ltd.	82,300	1,661
^	Dr Ci:Labo Co. Ltd.	561	1,658
	Tochigi Bank Ltd.	445,000	1,654
	Nisshin Oillio Group Ltd.	449,000	1,637
^	Joshin Denki Co. Ltd.	163,000	1,635
*	Seiko Holdings Corp.	514,000	1,632
	Dydo Drinco Inc.	40,400	1,627
	Megane TOP Co. Ltd.	129,700	1,626
	Futaba Corp.	152,800	1,624
	Kato Sangyo Co. Ltd.	87,000	1,620
	Misawa Homes Co. Ltd.	115,800	1,616
^,* Ulvac Inc.		181,400	1,616
	Totetsu Kogyo Co. Ltd.	113,000	1,614
	Shizuoka Gas Co. Ltd.	231,500	1,614
	Japan Wool Textile Co. Ltd.	246,000	1,611
	Morinaga & Co. Ltd.	760,000	1,610
	Toei Co. Ltd.	298,000	1,603
	kabu.com Securities Co. Ltd.	329,900	1,602
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,597
	Relo Holdings Inc.	43,200	1,594
^	EDION Corp.	330,900	1,591
	Modec Inc.	69,900	1,590
	Nihon M&A Center Inc.	44,700	1,579
^	Temp Holdings Co. Ltd.	125,000	1,571
^,* Sosei Group Corp.		488	1,570
^	Coca-Cola Central Japan Co. Ltd.	117,000	1,568
	Topre Corp.	161,800	1,565
	Zenrin Co. Ltd.	117,100	1,561
^	Seikagaku Corp.	141,600	1,550
	Kurimoto Ltd.	407,000	1,550
	Mitsubishi Shokuhin Co. Ltd.	53,500	1,545

	Mitsui Matsushima Co. Ltd.	564,571	1,540
	Nippon Signal Co. Ltd.	220,100	1,526
	Sekisui Jushi Corp.	129,000	1,525
	Daihen Corp.	455,000	1,523
	Sakata Seed Corp.	126,500	1,520
^	EPS Corp.	533	1,512
^	Message Co. Ltd.	559	1,509
	NEC Mobiling Ltd.	33,000	1,509
	Kuroda Electric Co. Ltd.	123,400	1,507
	Sanyo Special Steel Co. Ltd.	470,000	1,504
	Star Micronics Co. Ltd.	151,500	1,499
	San-A Co. Ltd.	36,700	1,492
	Kohnan Shoji Co. Ltd.	124,100	1,490
	Yachiyo Bank Ltd.	62,500	1,483
	Tatsuta Electric Wire and Cable Co. Ltd.	176,000	1,483
	NSD Co. Ltd.	160,200	1,482
	Tokyotokeiba Co. Ltd.	614,000	1,480
	Kansai Urban Banking Corp.	1,174,000	1,478
	TV Asahi Corp.	95,800	1,478
*	Unitika Ltd.	2,593,000	1,477
	Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,476
	Sintokogio Ltd.	201,100	1,471
	Trusco Nakayama Corp.	78,800	1,462
	Tokyu Livable Inc.	92,000	1,458
	NS Solutions Corp.	72,800	1,458
	Kurabo Industries Ltd.	860,000	1,456
	Goldcrest Co. Ltd.	76,420	1,454
	Riso Kagaku Corp.	72,900	1,446
	Yuasa Trading Co. Ltd.	736,000	1,442
	Ariake Japan Co. Ltd.	78,800	1,435
	Royal Holdings Co. Ltd.	122,100	1,432
	Plenus Co. Ltd.	86,700	1,429
	Nitta Corp.	83,300	1,427
^	Toho Titanium Co. Ltd.	152,800	1,423
	Nippon Densetsu Kogyo Co. Ltd.	139,000	1,421
	Ryobi Ltd.	566,000	1,421
^	Fujibo Holdings Inc.	431,000	1,414
^	Megachips Corp.	82,200	1,407
	Kyoei Steel Ltd.	75,500	1,406
	Foster Electric Co. Ltd.	89,200	1,404
*	Furukawa Co. Ltd.	1,324,000	1,404
	Riken Corp.	376,000	1,400
	Tokyo Tomin Bank Ltd.	137,800	1,395
	Izumiya Co. Ltd.	256,000	1,390
	Tomy Co. Ltd.	258,000	1,389
	CREATE SD HOLDINGS Co. Ltd.	43,000	1,385
	Nitto Kogyo Corp.	101,700	1,380
	Shinko Plantech Co. Ltd.	167,900	1,372
	Nichiha Corp.	94,700	1,371
	Milbon Co. Ltd.	42,460	1,369
	Transcosmos Inc.	110,300	1,368
^,* OncoTherapy Science Inc.		728	1,365
	Fujimi Inc.	79,400	1,362
	Alpen Co. Ltd.	74,500	1,358
	Toyo Corp.	116,100	1,357
	CKD Corp.	222,900	1,356
	Ichiyoshi Securities Co. Ltd.	164,100	1,354

	Chugoku Marine Paints Ltd.	256,000	1,350
	Hosiden Corp.	245,400	1,344
	Endo Lighting Corp.	38,500	1,342
^,* 3-D Matrix Ltd.		24,000	1,337
^,* Matsuya Co. Ltd.		147,500	1,336
^	Seria Co. Ltd.	83,700	1,336
	Inabata & Co. Ltd.	197,700	1,334
	Ohsho Food Service Corp.	50,200	1,330
	Sato Holdings Corp.	83,300	1,330
*	Chiba Kogyo Bank Ltd.	168,400	1,323
	Torii Pharmaceutical Co. Ltd.	53,400	1,321
	ZERIA Pharmaceutical Co. Ltd.	84,000	1,320
	Nippon Road Co. Ltd.	295,000	1,319
	Sanyo Chemical Industries Ltd.	234,000	1,315
	Mitsubishi Pencil Co. Ltd.	76,300	1,310
	Higashi-Nippon Bank Ltd.	529,000	1,308
	Bank of Saga Ltd.	572,000	1,307
^	Kappa Create Holdings Co. Ltd.	56,700	1,306
	St. Marc Holdings Co. Ltd.	33,000	1,303
	Mikuni Coca-Cola Bottling Co. Ltd.	126,700	1,302
	Noritake Co. Ltd.	503,000	1,294
^	PGM Holdings K K	1,690	1,293
	Okabe Co. Ltd.	175,000	1,288
*	Nippon Chemi-Con Corp.	603,000	1,284
	Cawachi Ltd.	62,200	1,280
^,* Fudo Tetra Corp.		610,200	1,276
	Geo Holdings Corp.	1,266	1,270
	Vital KSK Holdings Inc.	130,900	1,265
	TOKAI Holdings Corp.	386,600	1,260
^	Fujimori Kogyo Co. Ltd.	53,300	1,246
	Minato Bank Ltd.	708,000	1,238
	Doshisha Co. Ltd.	45,600	1,237
	Seiren Co. Ltd.	199,300	1,234
*	Mitsubishi Paper Mills Ltd.	1,247,000	1,227
	Welcia Holdings Co. Ltd.	33,330	1,227
	Yaoko Co. Ltd.	30,600	1,226
	Tokai Corp.	43,700	1,217
	Mitsui Sugar Co. Ltd.	385,000	1,216
	Starbucks Coffee Japan Ltd.	1,659	1,211
	Funai Electric Co. Ltd.	88,300	1,208
	ASKUL Corp.	81,400	1,208
*	Aderans Co. Ltd.	93,000	1,205
	TPR Co. Ltd.	93,200	1,201
	Mitsuboshi Belting Co. Ltd.	223,000	1,197
	Marudai Food Co. Ltd.	361,000	1,194
	OBIC Business Consultants Ltd.	21,550	1,194
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	258,000	1,189
	Sumikin Bussan Corp.	373,000	1,189
	France Bed Holdings Co. Ltd.	529,000	1,186
	Cosel Co. Ltd.	101,200	1,186
	Godo Steel Ltd.	589,000	1,184
	Kinugawa Rubber Industrial Co. Ltd.	213,000	1,176
	Mitsubishi Steel Manufacturing Co. Ltd.	598,000	1,170
	Yokohama Reito Co. Ltd.	166,100	1,167
	Tsukuba Bank Ltd.	314,900	1,167
	Prima Meat Packers Ltd.	608,000	1,164
	Wakita & Co. Ltd.	131,000	1,160

	Denki Kogyo Co. Ltd.	271,000	1,159
	Sakai Chemical Industry Co. Ltd.	392,000	1,159
	Nihon Nohyaku Co. Ltd.	198,000	1,154
	Sanki Engineering Co. Ltd.	215,000	1,154
	Toa Corp.	742,000	1,154
	Japan Pulp & Paper Co. Ltd.	349,000	1,149
^	Toyo Tanso Co. Ltd.	47,300	1,145
^	Kumiai Chemical Industry Co. Ltd.	203,000	1,143
	Towa Bank Ltd.	1,016,000	1,143
	Iida Home Max	87,500	1,140
^	Maruwa Co. Ltd.	37,043	1,137
^	Atom Corp.	176,200	1,137
	Tecmo Koei Holdings Co. Ltd.	140,300	1,135
	Nippon Thompson Co. Ltd.	288,000	1,135
	J-Oil Mills Inc.	381,000	1,126
^,* Hitachi Cable Ltd.		724,000	1,123
	Koa Corp.	132,900	1,119
	Nippon Koei Co. Ltd.	293,000	1,111
*	Daiei Inc.	488,200	1,110
	Itochu Enex Co. Ltd.	205,000	1,104
	Yokogawa Bridge Holdings Corp.	115,000	1,103
	KEY Coffee Inc.	61,700	1,100
	Takara Leben Co. Ltd.	94,300	1,099
	Nippon Ceramic Co. Ltd.	73,000	1,095
	Okuwa Co. Ltd.	94,000	1,094
	Showa Sangyo Co. Ltd.	337,000	1,093
	Descente Ltd.	167,000	1,091
	Nippon Denko Co. Ltd.	376,000	1,091
	Hosokawa Micron Corp.	139,000	1,089
	Sanyo Shokai Ltd.	398,000	1,088
	Toyo Kanetsu KK	504,000	1,085
^	Dwango Co. Ltd.	499	1,083
	Fuso Pharmaceutical Industries Ltd.	269,000	1,080
^	Kyoritsu Maintenance Co. Ltd.	43,800	1,079
	Yellow Hat Ltd.	71,000	1,070
^	Fujiya Co. Ltd.	470,000	1,070
	Hibiya Engineering Ltd.	94,900	1,057
	Bando Chemical Industries Ltd.	328,000	1,056
	Daido Metal Co. Ltd.	123,000	1,052
	Eizo Nanao Corp.	65,900	1,052
	Ministop Co. Ltd.	62,600	1,046
	Tsukui Corp.	51,100	1,042
	Pal Co. Ltd.	23,700	1,041
	Nittetsu Mining Co. Ltd.	233,000	1,039
*	Ishihara Sangyo Kaisha Ltd.	1,252,000	1,038
	Japan Digital Laboratory Co. Ltd.	91,000	1,033
	Okamoto Industries Inc.	305,000	1,030
	JSP Corp.	69,200	1,029
	Sodick Co. Ltd.	199,000	1,024
	Achilles Corp.	692,000	1,021
*	Futaba Industrial Co. Ltd.	224,100	1,020
^	Ichibanya Co. Ltd.	31,200	1,019
*	Jeol Ltd.	268,000	1,018
	Hitachi Medical Corp.	69,000	1,018
	Nippon Sharyo Ltd.	274,000	1,018
	Nagaileben Co. Ltd.	79,000	1,016
	BML Inc.	41,600	1,014

^	Mani Inc.	28,500	1,011
^	Furukawa-Sky Aluminum Corp.	348,000	1,011
	T-Gaia Corp.	101,200	996
	DTS Corp.	78,500	994
	Katakura Industries Co. Ltd.	101,600	993
^	Macromill Inc.	88,000	987
	Pack Corp.	59,800	981
	Daiso Co. Ltd.	334,000	979
	Nitto Kohki Co. Ltd.	48,500	977
	Gulliver International Co. Ltd.	22,950	975
	Tokyu Community Corp.	24,300	971
	SWCC Showa Holdings Co. Ltd.	1,060,000	970
	Idec Corp.	109,400	969
	Chudenko Corp.	106,800	966
	Takamatsu Construction Group Co. Ltd.	64,600	965
	Kyodo Printing Co. Ltd.	347,000	959
	Kasumi Co. Ltd.	150,000	950
	San-Ai Oil Co. Ltd.	218,000	947
	Arcland Sakamoto Co. Ltd.	58,600	947
	Yorozu Corp.	65,700	943
	Mie Bank Ltd.	421,000	939
	Fujicco Co. Ltd.	82,000	939
	Osaka Steel Co. Ltd.	54,500	938
	Parco Co. Ltd.	89,800	932
	Tokyu Construction Co. Ltd.	366,290	928
	Aisan Industry Co. Ltd.	109,600	924
	Toyo Construction Co. Ltd.	274,900	917
	Nishio Rent All Co. Ltd.	62,000	917
^,* LIFENET INSURANCE CO		100,500	917
	Icom Inc.	42,000	915
^,* Juki Corp.		509,000	910
	Melco Holdings Inc.	52,100	907
^,* Toko Inc.		377,000	905
	G-Tekt Corp.	37,900	899
	Nissin Electric Co. Ltd.	178,000	892
	Bunka Shutter Co. Ltd.	178,000	889
*	Usen Corp.	503,000	888
^	Ringer Hut Co. Ltd.	68,500	878
	Nihon Dempa Kogyo Co. Ltd.	68,500	876
	Sanyo Denki Co. Ltd.	164,000	874
	Mitsuba Corp.	137,000	872
	Nippon Carbon Co. Ltd.	451,000	869
^,* Access Co. Ltd.		1,139	864
	Kyudenko Corp.	168,000	859
^	Honeys Co. Ltd.	70,120	859
	Toenec Corp.	162,000	855
	Oyo Corp.	73,000	855
	UKC Holdings Corp.	40,900	854
	Touei Housing Corp.	59,600	850
	Union Tool Co.	44,200	843
	Tocalo Co. Ltd.	54,400	840
	Daiichi Jitsugyo Co. Ltd.	173,000	840
	Dai Nippon Toryo Co. Ltd.	504,000	837
	Warabeya Nichiyo Co. Ltd.	50,600	832
	Yomiuri Land Co. Ltd.	152,000	831
	Taihei Dengyo Kaisha Ltd.	143,000	830
	C Uyemura & Co. Ltd.	25,200	824

^	COOKPAD Inc.	24,800	821
	Sinanen Co. Ltd.	198,000	818
	Ryoyo Electro Corp.	89,800	816
	Fields Corp.	58,600	815
	Shibusawa Warehouse Co. Ltd.	236,000	812
	Denyo Co. Ltd.	66,700	808
	Ines Corp.	117,300	804
	Tsutsumi Jewelry Co. Ltd.	32,700	804
	Torishima Pump Manufacturing Co. Ltd.	92,300	803
	Sinfonia Technology Co. Ltd.	432,000	803
	Shindengen Electric Manufacturing Co. Ltd.	274,000	800
	Kamei Corp.	92,000	799
^	Asahi Co. Ltd.	59,900	798
	Toridoll.corp	64,500	798
	JCR Pharmaceuticals Co. Ltd.	45,400	796
	NEC Fielding Ltd.	66,400	795
	Organo Corp.	145,000	790
	Eagle Industry Co. Ltd.	94,000	787
	Corona Corp.	60,000	781
*	Clarion Co. Ltd.	500,000	777
	Mars Engineering Corp.	37,400	775
	Fujita Kanko Inc.	229,000	770
	Sanshin Electronics Co. Ltd.	113,500	770
	Mitsui High-Tec Inc.	105,100	768
	Eiken Chemical Co. Ltd.	56,800	768
	Atsugi Co. Ltd.	610,000	767
	Hisaka Works Ltd.	87,000	765
	Nippon Valqua Industries Ltd.	304,000	763
	Stella Chemifa Corp.	36,100	761
	Mitsui Home Co. Ltd.	132,000	761
	Tenma Corp.	73,800	760
	Nippon Beet Sugar Manufacturing Co. Ltd.	396,000	756
	Asahi Organic Chemicals Industry Co. Ltd.	316,000	755
	Sumitomo Densetsu Co. Ltd.	69,600	754
^,* SxL Corp.		410,000	751
*	NS United Kaiun Kaisha Ltd.	477,000	750
	Pacific Industrial Co. Ltd.	145,000	749
	Kaga Electronics Co. Ltd.	89,000	748
	Shinko Shoji Co. Ltd.	83,200	747
	Yushin Precision Equipment Co. Ltd.	39,300	745
	Macnica Inc.	37,800	739
	Itochu-Shokuhin Co. Ltd.	21,000	738
^	Japan Drilling Co. Ltd.	22,900	738
	Matsuda Sangyo Co. Ltd.	57,900	734
^	Toho Real Estate Co. Ltd.	89,800	727
	Itoki Corp.	147,300	725
	Neturen Co. Ltd.	107,500	725
	Senshukai Co. Ltd.	118,200	720
	Tsukishima Kikai Co. Ltd.	80,000	719
	Proto Corp.	42,200	717
^	Kusuri No Aoki Co. Ltd.	13,500	709
	SMK Corp.	235,000	707
^	Weathernews Inc.	26,861	706
	Nichiden Corp.	30,100	704
	Systena Corp.	796	704
	Takiron Co. Ltd.	183,000	703
^	Goldwin Inc.	119,000	702

Taihei Kogyo Co. Ltd.	174,000	699
^ Chugai Ro Co. Ltd.	259,000	697
Taiho Kogyo Co. Ltd.	57,500	692
Axell Corp.	29,800	692
Shin-Etsu Polymer Co. Ltd.	179,000	689
Chuetsu Pulp & Paper Co. Ltd.	372,000	687
Daikoku Denki Co. Ltd.	28,900	684
Sumitomo Precision Products Co. Ltd.	151,000	682
Nuflare Technology Inc.	98	681
Aichi Corp.	123,300	674
Belluna Co. Ltd.	89,350	669
Kanto Natural Gas Development Ltd.	121,000	669
^ Tokyo Rope Manufacturing Co. Ltd.	466,000	667
Daiwa Industries Ltd.	121,000	667
^ Riso Kyoiku Co. Ltd.	8,399	665
^ Osaki Electric Co. Ltd.	127,000	664
Onoken Co. Ltd.	71,400	662
Uniden Corp.	265,000	662
Nissin Corp.	268,000	660
Namura Shipbuilding Co. Ltd.	156,100	657
Nippon Steel Trading Co. Ltd.	240,000	650
^ Takaoka Toko Holdings Co. Ltd.	38,500	649
Yusen Logistics Co. Ltd.	66,400	649
^ Gakken Holdings Co. Ltd.	207,000	647
ITC Networks Corp.	85,000	646
Nohmi Bosai Ltd.	91,000	643
Siix Corp.	55,600	641
Daiken Corp.	233,000	641
Yonekyu Corp.	61,900	639
Roland Corp.	70,100	637
^ Keiyo Co. Ltd.	119,400	637
CMK Corp.	168,700	630
Nice Holdings Inc.	237,000	627
Kyosan Electric Manufacturing Co. Ltd.	185,000	626
Toyo Kohan Co. Ltd.	177,000	625
T RAD Co. Ltd.	244,000	625
Nihon Yamamura Glass Co. Ltd.	312,000	621
NEC Capital Solutions Ltd.	40,900	618
GCA Savvian Group Corp.	56,700	616
Japan Cash Machine Co. Ltd.	66,700	601
Information Services International-Dentsu Ltd.	65,100	597
^ Sumitomo Seika Chemicals Co. Ltd.	166,000	596
Yahagi Construction Co. Ltd.	124,400	593
ASKA Pharmaceutical Co. Ltd.	86,000	592
Seika Corp.	209,000	587
Kanematsu Electronics Ltd.	50,700	587
Gurunavi Inc.	52,800	587
Daidoh Ltd.	84,600	587
AOC Holdings Inc.	137,400	584
Obara Group Inc.	50,100	583
^ Toda Kogyo Corp.	146,000	582
^ Matsuya Foods Co. Ltd.	32,300	582
Tamura Corp.	262,000	581
Koatsu Gas Kogyo Co. Ltd.	105,000	580
Bit-isle Inc.	54,000	574
S Foods Inc.	58,500	574
Paris Miki Holdings Inc.	109,900	574

	Dai-ichi Seiko Co. Ltd.	40,400	571
	Cleanup Corp.	78,700	569
	Dunlop Sports Co. Ltd.	51,371	568
	ST Corp.	53,600	565
	Maruetsu Inc.	175,000	565
	Japan Vilene Co. Ltd.	129,000	563
^	Mixi Inc.	286	558
	Maruzen Showa Unyu Co. Ltd.	193,000	558
	Daisyo Corp.	41,500	546
	Sanoh Industrial Co. Ltd.	80,400	545
	Roland DG Corp.	40,800	544
	Pronexus Inc.	96,000	543
	Uchida Yoko Co. Ltd.	194,000	543
	Mimasu Semiconductor Industry Co. Ltd.	66,200	543
	Mitsubishi Research Institute Inc.	26,200	542
	Kura Corp.	39,700	542
	Kinki Sharyo Co. Ltd.	156,000	537
^	CMIC Holdings Co. Ltd.	34,700	530
^	Daikokutenbussan Co. Ltd.	21,300	529
	Hioki EE Corp.	35,400	529
	Tokyo Energy & Systems Inc.	101,000	528
^,* Japan Radio Co. Ltd.		194,000	526
	Airport Facilities Co. Ltd.	103,800	524
	Yurtec Corp.	156,000	521
^	Konaka Co. Ltd.	63,400	501
^	Nissen Holdings Co. Ltd.	137,600	500
	NIFTY Corp.	297	493
	Tohokushinsha Film Corp.	63,000	491
	GMO Payment Gateway Inc.	33,400	482
	Chori Co. Ltd.	43,700	473
	Chiyoda Integre Co. Ltd.	44,600	471
*	Skymark Airlines Inc.	117,800	469
	Nippon Kanzai Co. Ltd.	26,800	468
	Nagawa Co. Ltd.	28,400	467
^,* Daiichi Chuo KK		480,000	461
	Hakuto Co. Ltd.	50,100	461
	Alpha Systems Inc.	36,300	450
^,* Livesense Inc.		10,400	443
	Future Architect Inc.	1,070	436
	Simplex Holdings Inc.	1,375	431
	Meiko Electronics Co. Ltd.	56,900	412
	Furuya Metal Co. Ltd.	13,600	400
	Nidec Copal Electronics Corp.	83,900	400
	Krosaki Harima Corp.	151,000	386
	Tokyo Derica Co. Ltd.	34,500	382
^	Meiwa Corp.	76,500	381
^	New Japan Chemical Co. Ltd.	108,300	379
	Pasona Group Inc.	694	349
	Sekisui Plastics Co. Ltd.	138,000	335
	Otsuka Kagu Ltd.	37,500	326
	Shinsho Corp.	158,000	325
	Nidec Copal Corp.	45,000	319
	Psc Inc.	6,800	303
	Nidec-Tosok Corp.	38,300	289
	Tv Tokyo Holdings Corp.	19,400	211
			12,008,163

Malaysia (0.8%)
Malayan Banking Bhd.	18,675,390	53,373
CIMB Group Holdings Bhd.	21,841,300	50,681
Sime Darby Bhd.	12,203,200	36,541
Genting Bhd.	9,282,300	28,375
Tenaga Nasional Bhd.	12,442,800	28,058
Petronas Chemicals Group Bhd.	12,614,327	24,159
Public Bank Bhd. (Foreign)	4,798,894	23,970
Axiata Group Bhd.	11,578,900	23,480
IOI Corp. Bhd.	14,594,686	23,348
DiGi.Com Bhd.	14,059,600	22,264
Maxis Bhd.	10,172,250	20,857
Petronas Gas Bhd.	2,671,100	15,965
Genting Malaysia Bhd.	13,400,200	15,831
AMMB Holdings Bhd.	7,472,400	15,299
Kuala Lumpur Kepong Bhd.	2,172,986	15,178
Hong Leong Bank Bhd.	2,550,960	11,689
YTL Corp. Bhd.	21,452,486	11,386
* IHH Healthcare Bhd.	9,191,277	9,740
British American Tobacco Malaysia Bhd.	516,700	9,540
* Sapurakencana Petroleum Bhd.	10,116,641	9,511
UMW Holdings Bhd.	2,396,300	9,364
Gamuda Bhd.	7,523,000	9,008
Telekom Malaysia Bhd.	4,917,500	8,785
IJM Corp. Bhd.	5,351,560	8,685
PPB Group Bhd.	2,123,500	8,512
Petronas Dagangan Bhd.	1,129,300	8,285
Felda Global Ventures Holdings Bhd.	4,934,324	7,274
* MISC Bhd.	5,051,280	7,233
RHB Capital Bhd.	2,887,100	7,191
Bumi Armada Bhd.	5,314,100	6,450
Alliance Financial Group Bhd.	4,606,000	6,330
Lafarge Malayan Cement Bhd.	1,806,100	5,401
AirAsia Bhd.	5,537,700	4,949
* UEM Land Holdings Bhd.	6,857,003	4,856
Dialog Group Bhd.	6,473,560	4,814
YTL Power International Bhd.	9,825,558	4,807
Berjaya Sports Toto Bhd.	3,110,241	4,356
Malaysia Airports Holdings Bhd.	2,449,400	4,345
Parkson Holdings Bhd.	2,681,139	4,171
Hong Leong Financial Group Bhd.	933,100	4,133
KPJ Healthcare Bhd.	2,108,300	3,875
Sunway REIT	7,520,300	3,752
Multi-Purpose Holdings Bhd.	3,194,600	3,383
KLCC Property Holdings Bhd.	1,643,700	3,327
Bursa Malaysia Bhd.	1,477,800	3,149
DRB-Hicom Bhd.	3,492,900	2,889
Malaysia Marine and Heavy Engineering Holdings Bhd.	2,126,471	2,885
Malaysian Resources Corp. Bhd.	6,425,400	2,873
Genting Plantations Bhd.	1,051,700	2,788
* Oriental Holdings Bhd.	1,003,200	2,722
Media Prima Bhd.	3,785,400	2,717
IGB Corp. Bhd.	3,604,248	2,712
MMC Corp. Bhd.	3,418,400	2,682
CapitaMalls Malaysia Trust	4,413,900	2,629
Top Glove Corp. Bhd.	1,534,400	2,584
Carlsberg Brewery Malaysia Bhd.	609,600	2,333

WCT Bhd.	3,209,305	2,282
Pavilion REIT	4,119,000	1,963
Berjaya Corp. Bhd.	11,398,700	1,963
Time dotCom Bhd.	1,566,840	1,866
* Sunway Bhd.	2,375,227	1,834
TAN Chong Motor Holdings Bhd.	1,093,700	1,770
HAP Seng Consolidated Bhd.	2,991,700	1,569
Mah Sing Group Bhd.	2,104,800	1,546
POS Malaysia Bhd.	1,316,800	1,504
MSM Malaysia Holdings Bhd.	918,900	1,502
Affin Holdings Bhd.	1,372,200	1,453
Hartalega Holdings Bhd.	990,500	1,429
Gas Malaysia Bhd.	1,673,500	1,427
QL Resources Bhd.	1,414,680	1,401
Eastern & Oriental Bhd.	2,659,800	1,310
IJM Land Bhd.	1,883,900	1,305
Malaysia Building Society	1,782,285	1,296
BIMB Holdings Bhd.	1,332,700	1,295
Supermax Corp. Bhd.	1,886,100	1,166
IJM Plantations Bhd.	1,204,500	1,147
Tradewinds Malaysia Bhd.	370,200	1,104
UOA Development Bhd.	1,941,800	1,063
OSK Holdings Bhd.	2,132,290	1,001
Sarawak Oil Palms Bhd.	544,600	1,001
Media Chinese International Ltd.	2,547,300	918
APM Automotive Holdings Bhd.	504,500	913
* Malaysian Airline System Bhd.	3,895,100	865
Aeon Credit Service M Bhd.	241,440	808
TSH Resources Bhd.	1,187,100	803
Hap Seng Plantations Holdings Bhd.	906,300	799
Kian JOO CAN Factory Bhd.	1,055,800	758
* KNM Group Bhd.	4,651,350	719
Ta Ann Holdings Bhd.	598,320	709
MBM Resources Bhd.	626,960	703
Padini Holdings Bhd.	1,205,100	702
Wah Seong Corp. Bhd.	1,305,200	693
Kossan Rubber Industries	607,600	654
TA Enterprise Bhd.	3,889,800	632
* Mulpha International Bhd.	5,053,900	626
Mudajaya Group Bhd.	748,666	617
Dayang Enterprise Holdings Bhd.	717,700	584
Unisem M Bhd.	1,640,500	544
Malaysian Bulk Carriers Bhd.	1,254,100	541
JCY International Bhd.	2,648,400	537
United Malacca Bhd.	237,200	535
* Perisai Petroleum Teknologi Bhd.	1,560,300	518
Press Metal Bhd.	833,300	494
Benalec Holdings Bhd.	1,272,500	484
Rimbunan Sawit Bhd.	1,873,400	473
Lion Industries Corp. Bhd.	1,523,300	461
TH Plantations Bhd.	692,200	453
* Hibiscus Petroleum Bhd.	935,900	452
Lingui Development Bhd.	837,000	436
Hai-O Enterprise Bhd.	558,500	431
CB Industrial Product Holding Bhd.	504,000	430
* Scomi Group Bhd.	3,802,200	428
* Alam Maritim Resources Bhd.	1,541,400	417

ECM Libra Financial Group Bhd.	1,455,400	408
Tradewinds Corp. Bhd.	1,200,500	406
Pharmaniaga Bhd.	153,300	390
Malayan Flour Mills Bhd.	985,900	384
* Landmarks Bhd.	1,202,300	377
Naim Holdings Bhd.	616,600	373
Hock Seng LEE Bhd.	713,898	340
SEG International Bhd.	576,900	336
TDM Bhd.	309,800	333
Muhibbah Engineering M Bhd.	1,202,700	329
Faber Group Bhd.	715,200	328
Eversendai Corp. Bhd.	804,800	309
KSK Group Bhd.	1,526,500	292
WTK Holdings Bhd.	893,500	260
Petron Malaysia Refining & Marketing Bhd.	277,100	251
* YTL Land & Development Bhd.	870,100	246
Coastal Contracts Bhd.	368,133	241
CSC Steel Holdings Bhd.	602,100	231
Uchi Technologies Bhd.	593,900	224
TA Global Bhd.	2,933,300	222
Ann Joo Resources Bhd.	509,000	213
Malaysian Pacific Industries Bhd.	261,100	211
Paramount Corp. Bhd.	411,600	205
* Malaysia Building Society Warrants Exp. 05/31/2016	489,785	200
YTL E-Solutions Bhd.	877,000	185
Kim Loong Resources Bhd.	217,700	155
* Kinsteel Bhd.	1,438,300	134
* Puncak Niaga Holding Bhd.	297,200	115
* Dialog Group Bhd. Warrants Exp. 02/12/2017	441,280	62
2 Astro Malaysia Holdings Bhd.	68,100	61
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,550,450	55
* WCT Bhd. Warrants Exp. 12/11/2017	558,140	49
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	47
Public Bank Bhd. (Local)	8,900	44
* Sunway Bhd. Warrants Exp. 08/17/2016	341,245	39
* WCT Bhd. Warrants Exp. 02/24/2016	288,480	35
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	23
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	17
* Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	4
* QL Resources Bhd. Warrants Exp. 02/13/2013	34,224	—
		688,962
Mexico (1.2%)
America Movil SAB de CV	176,243,769	221,369
Fomento Economico Mexicano SAB de CV	8,799,317	95,013
Wal-Mart de Mexico SAB de CV	24,096,587	78,120
Grupo Televisa SAB	11,645,983	65,253
Grupo Mexico SAB de CV Class B	17,303,465	64,480
Grupo Financiero Banorte SAB de CV	8,403,983	57,947
* Cemex SAB de CV	47,887,840	52,239
Coca-Cola Femsa SAB de CV	1,953,904	30,919
Alfa SAB de CV Class A	12,833,200	30,815
Industrias Penoles SAB de CV	627,083	30,801
Mexichem SAB de CV	4,674,145	26,439
Grupo Financiero Inbursa SAB de CV	9,072,747	25,424
Grupo Modelo SAB de CV	2,871,937	24,438
Grupo Financiero Santander Mexico SAB de CV Class B	6,742,865	20,821
Kimberly-Clark de Mexico SAB de CV Class A	7,047,131	19,726

Grupo Bimbo SAB de CV Class A	7,428,715	19,211
Grupo Carso SAB de CV	2,581,996	12,536
* Minera Frisco SAB de CV	2,890,853	12,405
Grupo Aeroportuario del Sureste SAB de CV Class B	931,791	11,179
Arca Continental SAB de CV	1,465,178	11,173
El Puerto de Liverpool SAB de CV	841,960	9,331
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,477,400	9,205
* Empresas ICA SAB de CV	2,599,513	7,788
* Genomma Lab Internacional SAB de CV Class B	3,329,801	7,603
Compartamos SAB de CV	4,720,574	7,336
* Industrias CH SAB de CV Class B	789,644	6,505
Controladora Comercial Mexicana SAB de CV	1,731,800	6,299
* Alpek SA de CV	1,918,056	4,764
* Alsea SAB de CV	1,577,606	3,658
TV Azteca SAB de CV	4,587,024	3,229
* Corp GEO SAB de CV	2,276,157	2,660
Grupo Aeroportuario del Centro Norte Sab de CV	769,557	2,569
* Gruma SAB de CV Class B	735,700	2,457
* Desarrolladora Homex SAB de CV	1,008,600	2,445
Bolsa Mexicana de Valores SAB de CV	956,552	2,429
* Grupo Simec SAB de CV Class B	438,810	2,186
Corp Inmobiliaria Vesta SAB de CV	1,109,510	2,146
Grupo Herdez SAB de CV	607,116	1,919
* Urbi Desarrollos Urbanos SAB de CV	2,494,600	1,448
* Consorcio ARA SAB de CV	3,511,866	1,323
* Grupo Famsa SAB de CV Class A	791,771	1,079
* Grupo Aeromexico SAB de CV	630,178	909
* Axtel SAB de CV	3,016,258	842
Cia Minera Autlan SAB de CV Class B	378,500	416
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	75
		1,000,929
Morocco (0.0%)
Maroc Telecom SA	49,896	637
Douja Promotion Groupe Addoha SA	84,813	627
Attijariwafa Bank	15,081	568
		1,832
Netherlands (1.7%)
Unilever NV	7,369,427	298,584
* ING Groep NV	17,327,642	175,258
Koninklijke Philips Electronics NV	4,702,604	146,469
ASML Holding NV	1,423,350	106,774
Akzo Nobel NV	1,077,746	73,764
Heineken NV	1,042,316	73,297
Koninklijke Ahold NV	4,598,705	67,577
Aegon NV	7,916,754	52,855
Reed Elsevier NV	3,116,278	48,402
Koninklijke DSM NV	695,811	42,622
* DE Master Blenders 1753 NV	2,681,434	33,080
Wolters Kluwer NV	1,368,562	27,724
Heineken Holding NV	454,958	26,881
Koninklijke KPN NV	4,535,842	25,500
Randstad Holding NV	542,775	22,505
Koninklijke Vopak NV	318,902	21,765
Fugro NV	313,043	18,947
Ziggo NV	540,775	17,234
Koninklijke Boskalis Westminster NV	343,665	15,733

	Corio NV	305,698	14,836
	Nutreco NV	159,080	14,102
	Delta Lloyd NV	629,140	12,392
*	SBM Offshore NV	762,414	11,675
	TNT Express NV	1,474,107	11,321
	Aalberts Industries NV	422,892	9,504
	Royal Imtech NV	315,955	8,344
	ASM International NV	196,752	7,842
	CSM	316,897	7,336
	Arcadis NV	263,977	6,942
	Eurocommercial Properties NV	167,819	6,689
	Wereldhave NV	91,858	6,333
^	Tetragon Financial Group Ltd.	541,161	6,223
	PostNL NV	1,891,360	4,957
	Mediq NV	232,337	4,389
	Koninklijke BAM Groep NV	1,027,650	4,297
	TKH Group NV	156,057	4,261
	Unit4 NV	119,195	3,989
	Vastned Retail NV	86,870	3,920
	Koninklijke Ten Cate NV	121,356	3,289
	BinckBank NV	253,160	2,450
	USG People NV	281,789	2,398
^,* TomTom NV		452,845	2,349
	Brunel International NV	42,977	2,303
	Nieuwe Steen Investments NV	233,403	2,027
	Beter Bed Holding NV	77,416	1,560
	Accell Group	77,856	1,499
	Amsterdam Commodities NV	65,445	1,303
	Exact Holding NV	57,952	1,268
*	AMG Advanced Metallurgical Group NV	123,797	1,127
^	BE Semiconductor Industries NV	133,673	1,071
*	Grontmij	223,806	995
	Kendrion NV	38,608	974
	Koninklijke Wessanen NV	300,380	945
^,* SNS REAAL NV		672,039	768
	Aegon NV (New York) ARS	922	6
			1,470,655
New Zealand (0.1%)
	Fletcher Building Ltd.	2,860,019	22,848
	Telecom Corp. of New Zealand Ltd.	8,361,460	17,028
	Auckland International Airport Ltd.	4,195,975	9,988
	SKYCITY Entertainment Group Ltd.	2,596,796	8,653
	Contact Energy Ltd.	1,670,647	7,319
	Ryman Healthcare Ltd.	1,343,221	5,197
	Fisher & Paykel Healthcare Corp. Ltd.	2,445,469	4,889
	Infratil Ltd.	2,355,940	4,860
	Chorus Ltd.	1,767,613	4,230
	Mainfreight Ltd.	394,748	3,975
	Goodman Property Trust	4,197,281	3,608
	Kiwi Income Property Trust	3,489,259	3,356
	Sky Network Television Ltd.	769,011	3,343
	Trade Me Ltd.	867,261	3,042
	Precinct Properties New Zealand Ltd.	3,500,278	2,996
	Freightways Ltd.	647,066	2,465
^	Nuplex Industries Ltd.	812,506	2,251
^	Fletcher Building Ltd. (XASX)	240,759	1,928
	Air New Zealand Ltd.	1,501,175	1,572

	Warehouse Group Ltd.	464,990	1,265
	New Zealand Oil & Gas Ltd.	1,578,228	1,198
*	PGG Wrightson Ltd.	2,067,999	763
			116,774
Norway (0.8%)
	Statoil ASA	5,041,977	134,331
	Telenor ASA	3,182,781	70,118
	Seadrill Ltd.	1,592,669	62,961
	DNB ASA	4,412,676	61,815
	Yara International ASA	847,435	45,192
	Orkla ASA	3,496,799	30,844
	Subsea 7 SA	1,269,150	30,659
	Norsk Hydro ASA	4,191,821	20,124
	Petroleum Geo-Services ASA	988,766	17,541
	TGS Nopec Geophysical Co. ASA	466,386	17,393
	Aker Solutions ASA	746,631	16,329
	Gjensidige Forsikring ASA	905,972	14,240
	Schibsted ASA	339,188	13,656
*	Marine Harvest ASA	12,911,282	12,923
	ProSafe SE	1,047,632	9,970
*	Storebrand ASA	1,516,223	7,762
	Fred Olsen Energy ASA	149,395	7,134
	Tomra Systems ASA	670,762	5,708
*	Det Norske Oljeselskap ASA	320,400	5,026
	Aker ASA	115,990	4,946
*	DNO International ASA	2,793,804	4,767
	Cermaq ASA	250,918	4,314
^,* Algeta ASA		136,904	4,191
	SpareBank 1 SMN	454,015	3,450
	Atea ASA	289,010	3,433
	Norwegian Property ASA	2,160,722	3,316
*	Norwegian Air Shuttle AS	96,829	2,956
	Stolt-Nielsen Ltd.	131,227	2,800
	Leroey Seafood Group ASA	88,063	2,545
	Wilh Wilhelmsen ASA	244,333	2,326
	Austevoll Seafood ASA	404,261	2,300
	Kvaerner ASA	759,731	2,196
	Opera Software ASA	332,307	2,084
*	Polarcus Ltd.	1,424,349	1,793
*	Hoegh LNG Holdings Ltd.	175,358	1,654
	BW Offshore Ltd.	1,556,250	1,605
^,* Nordic Semiconductor ASA		502,776	1,392
*	Golden Ocean Group Ltd.	1,113,780	1,119
*	Norwegian Energy Co. AS	1,247,911	1,108
^,* Renewable Energy Corp. ASA		5,473,168	1,062
*	Electromagnetic GeoServices AS	512,558	1,048
^,* Frontline Ltd.		255,392	894
	Northern Offshore Ltd.	490,615	888
^,* Sevan Drilling AS		1,110,052	797
*	Morpol ASA	348,472	732
*	Archer Ltd.	605,329	700
*	BWG Homes ASA	300,729	694
	Copeinca ASA	83,266	658
*	Deep Sea Supply plc	323,418	626
*	Hurtigruten ASA	1,041,115	588
^,* Songa Offshore SE		529,482	536
*	Selvaag Bolig ASA	142,584	478

^,* Northland Resources SA		2,211,440	429
^,* Clavis Pharma ASA		125,365	146
*	Dockwise Ltd.	5	—
			648,297
Peru (0.1%)
	Credicorp Ltd. (New York Shares)	166,344	26,071
	Credicorp Ltd.	141,272	22,022
	Southern Copper Corp.	515,467	20,304
	Cia de Minas Buenaventura SA ADR	578,184	17,108
	Southern Copper Corp.	215,534	8,464
	Cia de Minas Buenaventura SA	289,871	8,440
*	Rio Alto Mining Ltd.	759,587	4,064
	Ferreycorp SAA	3,570,100	3,412
	Casa Grande SAA	189,636	1,005
	Refineria La Pampilla SA Relapasa	2,087,365	582
	Corp Aceros Arequipa SA	1,164,910	392
			111,864
Philippines (0.3%)
	SM Investments Corp.	967,900	22,635
	Ayala Land Inc.	24,758,620	17,648
	Philippine Long Distance Telephone Co.	195,960	13,495
	SM Prime Holdings Inc.	31,113,200	13,407
*	BDO Unibank Inc.	6,413,697	12,127
	Aboitiz Equity Ventures Inc.	8,708,530	11,902
	Ayala Corp.	810,014	11,325
	Alliance Global Group Inc.	18,569,341	8,634
	Universal Robina Corp.	3,875,320	8,335
	Bank of the Philippine Islands	3,210,811	7,905
	Aboitiz Power Corp.	8,332,423	7,807
	International Container Terminal Services Inc.	3,527,930	6,599
	Energy Development Corp.	33,964,100	5,975
	San Miguel Corp.	2,156,637	5,957
	Jollibee Foods Corp.	1,895,790	5,114
	DMCI Holdings Inc.	3,563,770	4,817
	Globe Telecom Inc.	148,815	3,935
	Robinsons Land Corp.	7,100,534	3,739
	Puregold Price Club Inc.	4,331,500	3,721
	Megaworld Corp.	44,637,000	3,696
	Security Bank Corp.	844,860	3,609
	GT Capital Holdings Inc.	205,930	3,488
*	First Gen Corp.	5,136,800	3,339
	Manila Water Co. Inc.	3,217,700	2,839
	Metropolitan Bank & Trust	927,512	2,404
	First Philippine Holdings Corp.	947,740	2,393
*	Belle Corp.	18,651,108	2,323
	Rizal Commercial Banking Corp.	1,383,240	2,314
*	Philippine National Bank	872,680	2,126
	Filinvest Land Inc.	43,825,000	1,873
*	Atlas Consolidated Mining & Development	3,009,800	1,628
	Vista Land & Lifescapes Inc.	12,324,250	1,569
	Cebu Air Inc.	915,960	1,395
	Lopez Holdings Corp.	7,486,770	1,345
	Nickel Asia Corp.	2,611,050	1,271
*	Philex Petroleum Corp.	1,384,000	1,140
	SM Development Corp.	7,299,853	1,079
*	East West Banking Corp.	1,225,600	935

*	Lepanto Consolidated Mining	28,196,000	846
	Philweb Corp.	1,877,280	654
*	Global-Estate Resorts Inc.	10,167,000	535
			217,878
Poland (0.3%)
^	KGHM Polska Miedz SA	633,675	38,775
^	Powszechna Kasa Oszczednosci Bank Polski SA	3,386,611	37,862
	Powszechny Zaklad Ubezpieczen SA	253,725	33,441
^	Bank Pekao SA	533,265	26,229
^,* Polski Koncern Naftowy Orlen SA		1,453,062	23,004
^	PGE SA	3,373,058	18,603
^,* Polskie Gornictwo Naftowe i Gazownictwo SA		7,988,849	14,223
^	Telekomunikacja Polska SA	3,294,097	12,791
	Tauron Polska Energia SA	4,680,098	7,155
^,* BRE Bank SA		66,380	6,949
^	Lubelski Wegiel Bogdanka SA	151,152	6,684
*	Kernel Holding SA	233,526	5,248
^	Jastrzebska Spolka Weglowa SA	169,353	5,165
^	Eurocash SA	305,259	4,973
^,* Cyfrowy Polsat SA		866,739	4,698
^	Asseco Poland SA	313,374	4,561
	Bank Handlowy w Warszawie SA	146,215	4,529
^	Synthos SA	2,516,947	4,272
*	Getin Noble Bank SA	6,116,061	3,863
*	Grupa Lotos SA	288,928	3,743
^,* Globe Trade Centre SA		1,325,143	3,690
^,* Bank Millennium SA		1,923,580	2,843
*	Zaklady Azotowe w Tarnowie-Moscicach SA	153,238	2,800
^	TVN SA	757,657	2,379
	Enea SA	476,265	2,354
^,* Netia SA		1,165,433	1,735
^	Warsaw Stock Exchange	127,448	1,660
	Zaklady Azotowe Pulawy SA	28,827	1,195
^,* Getin Holding SA		1,335,919	1,175
	Budimex SA	48,880	1,060
*	Rovese SA	2,289,766	1,059
*	Ciech SA	140,150	952
^,* Boryszew SA		4,096,085	741
*	Bioton SA	27,647,071	626
*	KRUK SA	38,408	626
*	Kopex SA	120,462	624
*	Rafako SA	198,033	571
*	Impexmetal SA	471,474	551
	Agora SA	179,985	521
^	Narodowy Fundusz Inwestycyjny Midas SA	2,108,100	506
*	Alchemia SA	292,598	470
*	LC Corp. SA	881,597	371
^,* Polimex-Mostostal SA Rights		2,081,360	10
			295,287
Portugal (0.2%)
	EDP - Energias de Portugal SA	8,590,941	27,663
	Jeronimo Martins SGPS SA	998,803	21,248
	Galp Energia SGPS SA	1,216,026	19,739
	Portugal Telecom SGPS SA	2,847,689	16,625
*	Banco Espirito Santo SA	9,095,092	12,899
^,* Banco Comercial Portugues SA		48,794,976	6,571

	Sonae	3,687,249	3,652
	Portucel SA	862,784	3,334
^,* Banco BPI SA		1,896,312	3,265
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	689,898	2,952
*	Brisa Auto-Estradas de Portugal SA	922,852	2,745
	Semapa-Sociedade de Investimento e Gestao	274,846	2,650
^	REN - Redes Energeticas Nacionais SGPS SA	541,831	1,702
	Altri SGPS SA	531,054	1,330
	Mota-Engil SGPS SA	316,517	930
	Sonaecom - SGPS SA	405,499	809
			128,114
Russia (1.3%)
	Sberbank of Russia	48,217,878	175,866
	Gazprom OAO ADR	13,279,183	125,063
	Gazprom OAO	21,635,329	102,323
	Lukoil OAO ADR	1,360,684	91,750
	Lukoil OAO	948,044	63,820
	Magnit OJSC GDR	1,173,476	52,091
	NovaTek OAO GDR	411,610	48,169
	Mobile Telesystems OJSC ADR	2,330,822	45,824
	Uralkali OJSC	5,971,956	45,522
	MMC Norilsk Nickel OJSC	214,642	42,767
	Tatneft OAO ADR	676,176	31,144
	Rosneft OAO GDR	3,537,339	31,054
	Surgutneftegas OAO Prior Pfd.	31,253,637	23,763
	Surgutneftegas OAO ADR	2,132,621	22,108
	Rostelecom OJSC	5,338,369	21,419
	VTB Bank OJSC GDR	5,851,239	21,359
	Rosneft OAO	2,208,278	19,657
	Tatneft OAO	2,331,187	17,230
	AK Transneft OAO Prior Pfd.	6,986	16,425
	Federal Hydrogenerating Co. JSC	574,983,352	14,481
	Sistema JSFC GDR	547,736	12,023
	Sberbank of Russia Prior Pfd.	4,541,901	11,807
	Surgutneftegas OAO	10,982,036	11,504
*	MegaFon OAO GDR	387,568	10,468
*	Federal Grid Co. Unified Energy System JSC	1,411,742,440	10,182
*	Inter Rao Ues OAO	8,460,549,773	6,931
*	IDGC Holding JSC	86,778,055	6,339
	Novolipetsk Steel OJSC GDR	297,678	6,321
	Severstal OAO GDR	433,330	5,405
	LSR Group GDR	934,582	4,678
	Mechel ADR	642,113	4,334
	Severstal OAO	328,208	4,121
	TMK OAO GDR	258,636	3,938
	Sberbank of Russia ADR	152,734	2,253
	Aeroflot - Russian Airlines OJSC	1,252,721	2,234
*	Sollers OJSC	76,171	2,000
*	PIK Group	780,470	1,720
	Mosenergo OAO	29,963,645	1,548
*	Inter Rao Ues JSC	1,850,289,600	1,499
*	Raspadskaya OAO	678,470	1,473
	OGK-2 OAO	96,947,306	1,310
	TGK-1 OAO	4,264,583,647	1,106
*	AvtoVAZ OAO	1,422,095	692
	Protek	497,782	565
	Mosenergosbyt JSC	21,540,740	329

	VTB Bank OJSC	147,466,163	274
*	RBC OJSC	537,429	221
	MMC Norilsk Nickel OJSC ADR	9,538	190
*	Belon OJSC	662,845	143
*	AvtoVAZ OAO Prior Pfd.	723,260	138
*	Razgulay Group	70,512	37
			1,127,618
Singapore (1.3%)
	Singapore Telecommunications Ltd.	36,032,814	101,838
	DBS Group Holdings Ltd.	8,254,440	99,765
	Oversea-Chinese Banking Corp. Ltd.	11,675,665	92,238
	United Overseas Bank Ltd.	5,756,167	87,664
	Keppel Corp. Ltd.	6,507,393	60,464
	CapitaLand Ltd.	11,570,470	37,372
^	Genting Singapore plc	27,529,536	34,497
	Fraser and Neave Ltd.	4,174,606	32,159
	Wilmar International Ltd.	8,670,895	26,740
	Singapore Exchange Ltd.	3,860,769	24,300
	Singapore Press Holdings Ltd.	7,289,593	24,151
	Singapore Technologies Engineering Ltd.	6,976,188	22,096
	Singapore Airlines Ltd.	2,438,442	21,655
	City Developments Ltd.	2,270,619	21,433
	Global Logistic Properties Ltd.	9,389,957	20,926
	Jardine Cycle & Carriage Ltd.	484,824	19,822
	SembCorp Industries Ltd.	4,436,579	19,651
	Hutchison Port Holdings Trust	23,661,374	19,386
	CapitaMall Trust	10,484,481	17,945
	Ascendas REIT	8,580,763	17,551
	Noble Group Ltd.	17,605,213	17,361
	Golden Agri-Resources Ltd.	31,853,806	16,368
^	SembCorp Marine Ltd.	3,769,758	14,405
	ComfortDelGro Corp. Ltd.	8,507,254	13,265
	Suntec REIT	9,130,000	12,507
	CapitaCommercial Trust	8,986,000	12,087
	Keppel Land Ltd.	3,476,601	11,962
	CapitaMalls Asia Ltd.	6,121,853	10,686
	UOL Group Ltd.	2,101,982	10,617
^	Olam International Ltd.	7,232,897	9,459
	StarHub Ltd.	2,721,110	8,576
	Venture Corp. Ltd.	1,186,000	8,136
	SATS Ltd.	3,039,000	7,487
	Yangzijiang Shipbuilding Holdings Ltd.	8,556,636	6,779
	Singapore Post Ltd.	6,566,000	6,421
	Mapletree Logistics Trust	5,975,000	5,647
	Mapletree Industrial Trust	5,083,880	5,629
	CDL Hospitality Trusts	2,839,000	4,631
	Starhill Global REIT	6,650,000	4,541
	SMRT Corp. Ltd.	3,424,000	4,512
^	Mapletree Commercial Trust	4,129,000	4,454
^,* Neptune Orient Lines Ltd.		4,117,630	4,277
*	Biosensors International Group Ltd.	3,864,000	4,230
	Ezion Holdings Ltd.	2,638,000	3,857
	M1 Ltd.	1,682,000	3,778
	Overseas Union Enterprise Ltd.	1,547,000	3,728
	Frasers Centrepoint Trust	2,290,000	3,590
^	Cosco Corp. Singapore Ltd.	4,669,513	3,586
*	Yanlord Land Group Ltd.	2,688,000	3,499

	Wing Tai Holdings Ltd.	2,109,117	3,243
	CapitaRetail China Trust	2,265,000	3,209
	Parkway Life REIT	1,677,000	3,157
^	Ascott Residence Trust	2,815,000	3,149
*	Far East Hospitality Trust	3,723,000	3,145
	Keppel REIT	2,826,100	3,128
*	Ezra Holdings Ltd.	3,098,000	2,976
	Cambridge Industrial Trust	5,112,000	2,933
	Lippo Malls Indonesia Retail Trust	6,818,000	2,891
	Cache Logistics Trust	2,794,000	2,844
	Super Group Ltd.	1,012,000	2,821
	First Resources Ltd.	1,768,000	2,790
	Raffles Medical Group Ltd.	1,138,000	2,783
^	Hyflux Ltd.	2,464,000	2,679
2	ARA Asset Management Ltd.	1,920,800	2,653
	STX OSV Holdings Ltd.	2,575,000	2,622
^,* LionGold Corp. Ltd.		2,839,000	2,432
	Indofood Agri Resources Ltd.	2,232,000	2,355
^	Sabana Shari'ah Compliant Industrial REIT	2,443,118	2,319
	Frasers Commercial Trust	2,111,600	2,278
	United Engineers Ltd.	825,000	2,261
^	Yoma Strategic Holdings Ltd.	2,792,000	2,030
	Wheelock Properties Singapore Ltd.	1,272,000	2,024
	Midas Holdings Ltd.	4,480,000	1,972
	Ascendas India Trust	2,971,000	1,969
	Ascendas Hospitality Trust	2,442,000	1,933
^	Perennial China Retail Trust	3,642,000	1,826
	First REIT	2,025,000	1,750
	AIMS AMP Capital Industrial REIT	1,364,400	1,747
*	Ying Li International Real Estate Ltd.	4,100,000	1,592
^	OSIM International Ltd.	1,072,000	1,559
	Ho Bee Investment Ltd.	962,000	1,485
	CSE Global Ltd.	2,086,000	1,459
	GMG Global Ltd.	12,624,000	1,459
^,* Tiger Airways Holdings Ltd.		2,351,500	1,454
	Chip Eng Seng Corp. Ltd.	2,271,000	1,410
^	Sound Global Ltd.	2,565,000	1,368
	Tat Hong Holdings Ltd.	1,093,000	1,360
^,* China Minzhong Food Corp. Ltd.		1,678,000	1,354
^	GuocoLeisure Ltd.	2,239,000	1,348
*	Bumitama Agri Ltd.	1,527,000	1,283
	K-Green Trust	1,369,000	1,155
	Boustead Singapore Ltd.	1,243,000	1,135
^	Swiber Holdings Ltd.	2,013,000	1,131
	Stamford Land Corp. Ltd.	2,331,000	1,111
^,* Asiasons Capital Ltd.		1,635,000	1,110
	CWT Ltd.	855,000	992
	Sheng Siong Group Ltd.	1,753,000	929
^	SC Global Developments Ltd.	622,000	902
	China Aviation Oil Singapore Corp. Ltd.	930,000	812
^	Civmec Ltd.	761,000	759
^,* Raffles Education Corp. Ltd.		2,600,398	756
	Hong Leong Asia Ltd.	550,000	753
^,* Gallant Venture Ltd.		3,007,000	719
	Tuan Sing Holdings Ltd.	2,244,230	671
^	Mewah International Inc.	1,294,662	550
	Transpac Industrial Holdings Ltd.	353,700	502

Hi-P International Ltd.	866,000	490
^ Rotary Engineering Ltd.	995,000	475
Amtek Engineering Ltd.	811,340	384
K1 Ventures Ltd.	2,790,000	381
		1,134,495
South Africa (1.7%)
MTN Group Ltd.	7,674,718	150,161
Naspers Ltd.	1,769,164	114,184
Sasol Ltd.	2,477,801	107,003
Standard Bank Group Ltd.	5,396,042	70,205
FirstRand Ltd.	13,996,027	50,461
AngloGold Ashanti Ltd.	1,730,687	48,378
Impala Platinum Holdings Ltd.	2,429,816	44,041
Sanlam Ltd.	8,056,180	40,880
Gold Fields Ltd.	3,302,617	38,275
Shoprite Holdings Ltd.	1,931,994	36,356
Remgro Ltd.	1,961,146	35,735
Bidvest Group Ltd.	1,332,019	31,798
ABSA Group Ltd.	1,298,177	24,850
Aspen Pharmacare Holdings Ltd.	1,340,443	24,683
Kumba Iron Ore Ltd.	364,255	24,529
Tiger Brands Ltd.	736,839	24,237
Woolworths Holdings Ltd.	3,400,073	24,160
Vodacom Group Ltd.	1,675,118	23,299
Truworths International Ltd.	1,977,477	22,472
Growthpoint Properties Ltd.	7,506,239	21,169
Nedbank Group Ltd.	917,038	19,900
Imperial Holdings Ltd.	805,070	17,528
Steinhoff International Holdings Ltd.	5,361,634	16,271
RMB Holdings Ltd.	3,198,339	15,340
Anglo American Platinum Ltd.	304,321	14,920
Life Healthcare Group Holdings Ltd.	4,225,271	14,845
Mr Price Group Ltd.	1,070,187	14,772
Redefine Properties Ltd.	12,531,157	13,416
Foschini Group Ltd.	925,944	12,121
MMI Holdings Ltd.	4,576,159	11,833
Harmony Gold Mining Co. Ltd.	1,774,852	11,438
African Bank Investments Ltd.	3,291,525	11,347
Exxaro Resources Ltd.	569,073	11,176
African Rainbow Minerals Ltd.	485,439	10,931
Spar Group Ltd.	778,348	10,240
Massmart Holdings Ltd.	491,619	10,036
Nampak Ltd.	2,826,608	9,924
Discovery Holdings Ltd.	1,331,977	9,851
Barloworld Ltd.	991,533	9,279
Netcare Ltd.	3,986,170	8,734
* Sappi Ltd.	2,436,238	8,527
Clicks Group Ltd.	1,231,079	8,251
PPC Ltd.	2,236,626	8,190
Assore Ltd.	157,685	7,845
RMI Holdings	3,051,064	7,806
Investec Ltd.	1,070,757	7,737
AVI Ltd.	1,232,464	7,527
Tongaat Hulett Ltd.	470,157	7,325
Capital Property Fund	6,167,939	7,246
Brait SE	1,979,576	7,075
Reunert Ltd.	809,012	6,747

Liberty Holdings Ltd.	520,955	6,706
Aveng Ltd.	1,839,065	6,429
Resilient Property Income Fund Ltd.	1,071,254	6,043
Mondi Ltd.	502,905	5,981
Sun International Ltd.	514,304	5,893
* Murray & Roberts Holdings Ltd.	2,031,022	5,810
Aeci Ltd.	570,734	5,433
Pick n Pay Stores Ltd.	1,064,746	5,408
Coronation Fund Managers Ltd.	1,060,067	5,212
Fountainhead Property Trust	5,214,909	4,952
Adcock Ingram Holdings Ltd.	762,285	4,891
Hyprop Investments Ltd.	562,848	4,505
DataTec Ltd.	829,446	4,329
Northam Platinum Ltd.	1,049,287	4,299
Wilson Bayly Holmes-Ovcon Ltd.	222,238	3,854
Acucap Properties Ltd.	706,009	3,614
Omnia Holdings Ltd.	221,933	3,569
Santam Ltd.	163,728	3,541
Illovo Sugar Ltd.	1,025,665	3,486
Grindrod Ltd.	1,738,924	3,222
SA Corporate Real Estate Fund Nominees Pty Ltd.	7,605,469	3,181
* ArcelorMittal South Africa Ltd.	801,008	3,142
JD Group Ltd.	648,726	2,978
JSE Ltd.	378,518	2,893
Lewis Group Ltd.	383,699	2,868
Emira Property Fund	1,732,845	2,790
* Super Group Ltd.	1,298,037	2,609
Pick'n Pay Holdings Ltd.	1,149,820	2,512
Allied Electronics Corp. Ltd. Prior Pfd.	1,013,912	2,492
* Telkom SA SOC Ltd.	1,158,300	2,154
Vukile Property Fund Ltd.	1,076,543	2,048
Sycom Property Fund	654,275	1,993
Mpact Ltd.	889,923	1,968
Famous Brands Ltd.	216,527	1,888
Blue Label Telecoms Ltd.	1,897,530	1,851
City Lodge Hotels Ltd.	144,566	1,778
EOH Holdings Ltd.	382,849	1,761
Hudaco Industries Ltd.	133,432	1,735
* Royal Bafokeng Platinum Ltd.	260,049	1,696
Group Five Ltd.	484,605	1,694
African Oxygen Ltd.	603,232	1,662
Astral Foods Ltd.	161,553	1,596
Clover Industries Ltd.	777,862	1,587
Cipla Medpro South Africa Ltd.	1,494,733	1,521
Metair Investments Ltd.	383,446	1,480
DRDGOLD Ltd.	1,732,371	1,402
Cashbuild Ltd.	89,587	1,313
Pinnacle Technology Holdings Ltd.	568,614	1,241
Advtech Ltd.	1,412,868	1,068
Adcorp Holdings Ltd.	304,423	1,055
Zeder Investments Ltd.	2,735,642	1,027
Allied Technologies Ltd.	203,171	923
Raubex Group Ltd.	407,179	841
Palabora Mining Co. Ltd.	68,473	789
Allied Electronics Corp. Ltd.	230,777	580
Stefanutti Stocks Holdings Ltd.	439,550	531
* Basil Read Holdings Ltd.	370,481	473

* Merafe Resources Ltd.	5,279,266	454
		1,457,805
South Korea (3.4%)
Samsung Electronics Co. Ltd.	435,791	579,791
Hyundai Motor Co.	697,717	131,388
2 Samsung Electronics Co. Ltd. GDR	128,174	85,065
Hyundai Mobis	308,459	80,779
Samsung Electronics Co. Ltd. Prior Pfd.	92,826	72,334
POSCO	207,604	67,866
LG Chem Ltd.	209,956	58,747
Kia Motors Corp.	1,190,114	56,529
Shinhan Financial Group Co. Ltd.	1,475,350	55,430
* SK Hynix Inc.	2,351,850	52,637
KB Financial Group Inc.	1,338,231	47,640
SK Innovation Co. Ltd.	271,229	42,743
NHN Corp.	184,985	40,911
Hana Financial Group Inc.	1,044,930	37,417
Hyundai Heavy Industries Co. Ltd.	189,171	37,353
KT&G Corp.	496,165	34,599
Samsung C&T Corp.	565,733	32,950
Samsung Fire & Marine Insurance Co. Ltd.	160,153	32,411
LG Electronics Inc.	482,180	31,926
POSCO ADR	351,937	28,669
* LG Display Co. Ltd.	1,053,550	28,291
Samsung Life Insurance Co. Ltd.	271,951	26,226
Samsung Heavy Industries Co. Ltd.	733,170	25,762
LG Corp.	429,135	25,281
LG Household & Health Care Ltd.	42,399	23,623
Samsung Electro-Mechanics Co. Ltd.	270,682	22,805
E-Mart Co. Ltd.	94,730	21,040
Samsung SDI Co. Ltd.	154,360	20,202
* Korea Electric Power Corp.	670,330	19,896
Samsung Engineering Co. Ltd.	136,023	19,416
Woori Finance Holdings Co. Ltd.	1,642,227	19,309
Hyundai Steel Co.	250,671	19,092
Hyundai Engineering & Construction Co. Ltd.	301,433	18,989
SK Holdings Co. Ltd.	117,312	18,540
S-Oil Corp.	203,885	18,341
Lotte Chemical Corp.	77,005	17,869
Cheil Industries Inc.	212,070	17,001
Lotte Shopping Co. Ltd.	49,568	16,961
* Shinhan Financial Group Co. Ltd. ADR	452,406	16,961
Orion Corp.	16,153	15,098
GS Holdings	230,045	15,005
* Korea Electric Power Corp. ADR	975,172	14,637
Amorepacific Corp.	14,491	14,568
Samsung Securities Co. Ltd.	277,956	14,393
* Hankook Tire Co. Ltd.	335,485	13,797
Korea Zinc Co. Ltd.	38,379	13,533
^ Celltrion Inc.	547,129	12,892
Kangwon Land Inc.	436,310	12,516
CJ CheilJedang Corp.	35,325	12,035
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	434,260	11,889
Hyundai Motor Co. 2nd Pfd.	170,656	11,708
* KB Financial Group Inc. ADR	322,886	11,404
Hyundai Glovis Co. Ltd.	58,870	10,965
^ OCI Co. Ltd.	69,977	10,765

	Daelim Industrial Co. Ltd.	125,788	10,703
	Coway Co. Ltd.	241,350	10,472
	BS Financial Group Inc.	779,160	10,301
	Hyundai Department Store Co. Ltd.	68,347	10,145
	SK C&C Co. Ltd.	101,048	9,599
	Hyundai Wia Corp.	70,125	9,465
	Doosan Heavy Industries & Construction Co. Ltd.	214,647	9,180
	Samsung Techwin Co. Ltd.	166,044	8,784
	NCSoft Corp.	68,720	8,708
	Hyundai Marine & Fire Insurance Co. Ltd.	282,070	8,677
	Cheil Worldwide Inc.	413,600	8,512
	Industrial Bank of Korea	741,005	8,373
	GS Engineering & Construction Corp.	161,595	8,265
	Daewoo Securities Co. Ltd.	747,313	8,201
	Dongbu Insurance Co. Ltd.	191,050	8,197
*	Korea Exchange Bank	1,167,910	8,129
	DGB Financial Group Inc.	605,741	8,118
	LG Uplus Corp.	1,057,780	7,909
	CJ Corp.	64,929	7,439
	Daewoo International Corp.	205,807	7,031
	Korea Investment Holdings Co. Ltd.	177,670	6,901
*	Doosan Infracore Co. Ltd.	462,750	6,846
	Kumho Petrochemical Co. Ltd.	62,287	6,813
*	Korean Air Lines Co. Ltd.	162,360	6,779
	Hyundai Motor Co. Prior Pfd.	106,355	6,759
	Hanwha Chemical Corp.	378,470	6,694
	Woori Investment & Securities Co. Ltd.	586,225	6,648
	LS Corp.	78,684	6,612
	SK Telecom Co. Ltd.	42,498	6,535
	Samsung Card Co. Ltd.	195,638	6,434
^	Hotel Shilla Co. Ltd.	150,450	6,340
	Mando Corp.	56,942	6,328
	Korea Gas Corp.	103,306	6,328
	Yuhan Corp.	37,145	6,259
	Shinsegae Co. Ltd.	30,884	6,240
	Hanwha Corp.	201,830	6,196
	Hyosung Corp.	103,149	6,046
	Hyundai Development Co.	255,210	5,472
	LG International Corp.	130,650	5,398
	Hyundai Mipo Dockyard	49,582	5,331
	Hanwha Life Insurance Co. Ltd.	778,610	5,302
	Lotte Confectionery Co. Ltd.	3,193	5,052
	Hyundai Hysco Co. Ltd.	145,680	5,042
	KCC Corp.	18,640	4,981
	KT Corp.	145,112	4,884
	Doosan Corp.	41,345	4,879
	Daum Communications Corp.	51,342	4,815
	AMOREPACIFIC Group	12,362	4,676
	S1 Corp.	76,326	4,578
^	Korea Aerospace Industries Ltd.	184,000	4,266
	LS Industrial Systems Co. Ltd.	68,288	4,228
^,* Hanjin Shipping Co. Ltd.		392,913	4,223
	LIG Insurance Co. Ltd.	178,590	4,186
	Kolon Industries Inc.	73,636	4,168
	SK Networks Co. Ltd.	561,430	4,150
	Hyundai Securities Co. Ltd.	506,700	4,127
	Grand Korea Leisure Co. Ltd.	142,530	4,024

	Samsung Fine Chemicals Co. Ltd.	81,392	3,939
*	Daewoo Engineering & Construction Co. Ltd.	473,463	3,936
^,* Hyundai Merchant Marine Co. Ltd.		201,138	3,777
	Halla Climate Control Corp.	164,000	3,677
	Korean Reinsurance Co.	349,693	3,674
	Lotte Chilsung Beverage Co. Ltd.	2,750	3,668
	CJ O Shopping Co. Ltd.	13,354	3,629
	NongShim Co. Ltd.	14,038	3,594
^	Seoul Semiconductor Co. Ltd.	143,860	3,575
	Mirae Asset Securities Co. Ltd.	101,197	3,509
	Dong-A Pharmaceutical Co. Ltd.	31,795	3,446
	Hyundai Home Shopping Network Corp.	26,976	3,418
	SK Chemicals Co. Ltd.	61,051	3,354
*	LG Innotek Co. Ltd.	44,812	3,147
	LG Chem Ltd. Prior Pfd.	35,233	3,130
^	Youngone Corp.	89,520	3,117
^,* GemVax & Kael Co. Ltd.		99,947	3,042
*	SK Broadband Co. Ltd.	668,002	3,003
	Green Cross Corp.	23,186	2,993
	KIWOOM Securities Co. Ltd.	53,032	2,967
*	Hanmi Pharm Co. Ltd.	23,051	2,921
*	CJ E&M Corp.	92,942	2,912
	Hyundai Greenfood Co. Ltd.	192,330	2,905
	Paradise Co. Ltd.	163,956	2,892
	SKC Co. Ltd.	88,580	2,839
*	LG Life Sciences Ltd.	51,261	2,769
	Binggrae Co. Ltd.	23,944	2,682
	SK Telecom Co. Ltd. ADR	157,123	2,663
*	Kumho Tire Co. Inc.	252,310	2,584
	Meritz Fire & Marine Insurance Co. Ltd.	210,559	2,570
	KEPCO Plant Service & Engineering Co. Ltd.	50,456	2,539
	Able C&C Co. Ltd.	36,058	2,519
*	Asiana Airlines Inc.	450,110	2,493
	Hana Tour Service Inc.	38,533	2,492
*	KT Skylife Co. Ltd.	83,950	2,481
^	STX Pan Ocean Co. Ltd.	472,400	2,463
*	KT Corp. ADR	139,220	2,358
	GS Home Shopping Inc.	14,969	2,346
	Daesang Corp.	92,440	2,345
	Poongsan Corp.	87,550	2,320
	Huchems Fine Chemical Corp.	96,850	2,268
	Partron Co. Ltd.	116,521	2,264
^,* Medipost Co. Ltd.		29,496	2,230
	Fila Korea Ltd.	38,458	2,225
^	LG Fashion Corp.	83,360	2,174
^	Lock & Lock Co. Ltd.	83,247	2,066
	Dongkuk Steel Mill Co. Ltd.	166,960	2,001
	Namyang Dairy Products Co. Ltd.	2,255	1,990
	SFA Engineering Corp.	45,239	1,987
^,* SM Entertainment Co.		52,599	1,947
	Lotte Samkang Co. Ltd.	3,069	1,926
	Tongyang Life Insurance	174,600	1,900
	LG Hausys Ltd.	27,606	1,884
*	Meritz Finance Group Inc.	454,700	1,874
*	Seegene Inc.	32,187	1,862
	CJ CGV Co. Ltd.	54,840	1,853
^	Cosmax Inc.	46,780	1,791

	Daou Technology Inc.	114,630	1,765
	Chong Kun Dang Pharm Corp.	45,060	1,756
	Daishin Securities Co. Ltd.	174,590	1,715
^	Nexen Tire Corp.	143,950	1,672
^,* Chabio & Diostech Co. Ltd.		181,793	1,620
^	Dongsuh Co. Inc.	93,736	1,612
	Youngone Holdings Co. Ltd.	25,841	1,595
	Sung Kwang Bend Co. Ltd.	72,813	1,528
	STX Offshore & Shipbuilding Co. Ltd.	237,290	1,520
	Hansol Paper Co.	160,600	1,519
	Dongwon Industries Co. Ltd.	5,429	1,506
*	Osstem Implant Co. Ltd.	46,659	1,478
	Taekwang Industrial Co. Ltd.	1,654	1,470
	Seah Besteel Corp.	53,690	1,462
^,* Korea Kolmar Co. Ltd.		53,959	1,453
	iMarketKorea Inc.	68,840	1,438
	Medy-Tox Inc.	18,485	1,408
	Modetour Network Inc.	48,277	1,398
	Ilyang Pharmaceutical Co. Ltd.	52,176	1,381
	Sungwoo Hitech Co. Ltd.	121,356	1,360
^,* YG Entertainment Inc.		23,594	1,355
	Handsome Co. Ltd.	57,710	1,343
	MegaStudy Co. Ltd.	18,784	1,322
^,* Duksan Hi-Metal Co. Ltd.		64,112	1,317
	Daeduck Electronics Co.	145,300	1,316
*	ViroMed Co. Ltd.	55,195	1,315
*	Kolao Holdings	70,035	1,295
	TONGYANG Securities Inc.	348,180	1,294
^,* 3S Korea Co. Ltd.		174,757	1,278
*	CNK International Co. Ltd.	221,408	1,275
*	Gamevil Inc.	15,303	1,264
	Soulbrain Co. Ltd.	34,882	1,241
^	Iljin Display Co. Ltd.	70,840	1,227
	Haansoft Inc.	71,353	1,226
^	Posco ICT Co. Ltd.	181,218	1,211
^,* Hanjin Heavy Industries & Construction Co. Ltd.		134,172	1,208
^,* Lumens Co. Ltd.		160,251	1,204
*	Taihan Electric Wire Co. Ltd.	323,753	1,198
*	TK Corp.	59,619	1,191
	Daeduck GDS Co. Ltd.	74,740	1,184
	Green Cross Holdings Corp.	88,910	1,156
	Global & Yuasa Battery Co. Ltd.	27,970	1,135
	Hankook Tire Worldwide Co. Ltd.	72,964	1,133
*	CTC BIO Inc.	46,120	1,127
^	Melfas Inc.	64,559	1,115
	Samchully Co. Ltd.	10,406	1,109
^	Hyundai Corp.	50,560	1,108
^	Suprema Inc.	72,172	1,107
	SK Securities Co. Ltd.	1,106,110	1,102
	Interflex Co. Ltd.	30,966	1,100
	Ottogi Corp.	5,031	1,098
	NEPES Corp.	77,241	1,096
	POSCO Chemtech Co. Ltd.	9,090	1,083
^	STX Corp. Co. Ltd.	143,421	1,060
	Samyang Holdings Corp.	16,845	1,049
	SK Gas Co. Ltd.	14,256	1,049
^	Hansae Co. Ltd.	81,489	1,014

	Shinsegae International Co. Ltd.	12,123	1,013
^	Capro Corp.	98,950	996
*	Neowiz Games Corp.	53,190	991
	Eo Technics Co. Ltd.	35,242	984
^	WeMade Entertainment Co. Ltd.	29,002	981
^,* Wonik IPS Co. Ltd.		223,571	973
^	Koh Young Technology Inc.	34,835	970
	Golfzon Co. Ltd.	18,898	967
	Jeonbuk Bank	225,363	961
	Kwang Dong Pharmaceutical Co. Ltd.	149,930	961
^,* Tera Resource Co. Ltd.		836,893	958
	S&T Dynamics Co. Ltd.	86,100	932
^	Ahnlab Inc.	19,178	931
^,* DuzonBIzon Co. Ltd.		88,710	926
	Dongyang Mechatronics Corp.	89,660	906
^	SBS Media Holdings Co. Ltd.	164,990	879
	Kolon Life Science Inc.	12,947	871
	OCI Materials Co. Ltd.	26,106	864
	Daewoong Pharmaceutical Co. Ltd.	19,108	862
	Korea District Heating Corp.	12,038	855
*	RNL BIO Co. Ltd.	337,590	852
	Nexen Corp.	11,857	849
*	Kumho Industrial Co. Ltd.	230,540	848
	Daekyo Co. Ltd.	136,120	846
	Meritz Securities Co. Ltd.	688,910	845
	Sindoh Co. Ltd.	14,615	839
	Hanwha Investment & Securities Co. Ltd.	218,450	838
*	Ssangyong Motor Co.	150,220	835
^,* Foosung Co. Ltd.		189,623	832
	Hanil E-Wha Co. Ltd.	108,010	825
*	Com2uSCorp	24,426	821
	Posco M-Tech Co. Ltd.	95,210	821
^,* Komipharm International Co. Ltd.		125,132	821
^,* Woongjin Chemical Co. Ltd.		910,920	819
	Taeyoung Engineering & Construction Co. Ltd.	159,860	815
*	Innocell Corp.	234,560	813
	Maeil Dairy Industry Co. Ltd.	25,904	810
	SamkwangGlass Co. Ltd.	12,611	807
^,* Hanall Biopharma Co. Ltd.		101,170	805
*	Doosan Engine Co. Ltd.	106,590	792
^,* Jusung Engineering Co. Ltd.		150,886	775
^	Hansol Chemical Co. Ltd.	37,620	774
	Hwa Shin Co. Ltd.	76,730	761
	EG Corp.	21,542	758
^	S-MAC Co. Ltd.	56,126	751
	Muhak Co. Ltd.	59,368	750
	Humax Co. Ltd.	69,458	750
*	Interpark Corp.	117,024	747
*	Seobu T&D	41,555	747
	Hanil Cement Co. Ltd.	16,480	747
	Dae Won Kang Up Co. Ltd.	100,588	746
	SeAH Steel Corp.	8,807	745
	Bukwang Pharmaceutical Co. Ltd.	57,935	745
	AtlasBX Co. Ltd.	27,392	741
	ISU Chemical Co. Ltd.	42,710	738
	HMC Investment Securities Co. Ltd.	59,660	734
	Shinsegae Food Co. Ltd.	8,070	731

Woori Financial Co. Ltd.	44,903	724
^,* Danal Co. Ltd.	57,213	721
MNTech Co. Ltd.	65,771	719
* Huvis Corp.	70,220	719
^,* Actoz Soft Co. Ltd.	16,282	718
INTOPS Co. Ltd.	28,942	706
Eugene Technology Co. Ltd.	52,911	689
CJ Freshway Corp.	22,369	681
Simm Tech Co. Ltd.	91,087	671
Hankook Shell Oil Co. Ltd.	2,882	664
Hanssem Co. Ltd.	37,290	663
Uju Electronics Co. Ltd.	28,765	658
^,* Hansol Technics Co. Ltd.	48,166	657
Korea Petrochemical Ind Co. Ltd.	13,131	644
Sebang Co. Ltd.	40,210	639
Pyeong Hwa Automotive Co. Ltd.	46,799	636
^,* Taewoong Co. Ltd.	35,801	635
LEENO Industrial Inc.	20,913	635
^ Agabang&Company	80,953	633
^,* JVM Co. Ltd.	12,361	622
Silicon Works Co. Ltd.	33,392	618
^,* CUROCOM Co. Ltd.	267,619	618
Jahwa Electronics Co. Ltd.	38,710	615
* Yungjin Pharmaceutical Co. Ltd.	403,070	611
^ ELK Corp.	38,089	610
^,* Pharmicell Co. Ltd.	135,082	605
Silla Co. Ltd.	29,400	602
Gwangju Shinsegae Co. Ltd.	2,575	594
Hy-Lok Corp.	31,920	594
^ STS Semiconductor & Telecommunications	114,449	590
^ STX Engine Co. Ltd.	80,200	590
Namhae Chemical Corp.	84,890	587
^,* Korea Circuit Co. Ltd.	32,550	583
E1 Corp.	9,570	583
Songwon Industrial Co. Ltd.	59,710	581
Hanjin Transportation Co. Ltd.	29,090	574
^,* Tongyang Inc.	337,280	573
NICE Holdings Co. Ltd.	9,410	573
Han Kuk Carbon Co. Ltd.	83,310	570
* Celltrion Pharm Inc.	37,566	567
* KTB Investment & Securities Co. Ltd.	229,680	567
KyungDong City Gas Co. Ltd.	8,327	564
NH Investment & Securities Co. Ltd.	118,311	557
S&T Motiv Co. Ltd.	26,070	557
^,* CrucialTec Co. Ltd.	67,444	553
Daishin Securities Co. Ltd. Prior 1st Pfd.	87,280	551
* Dongbu HiTek Co. Ltd.	91,260	549
Kukdo Chemical Co. Ltd.	14,706	549
Wooree ETI Co. Ltd.	114,652	546
* Sung Jin Geotec Co. Ltd.	59,110	543
Dong Ah Tire & Rubber Co. Ltd.	38,960	540
Kumho Electric Co. Ltd.	16,240	535
^,* Asia Pacific Systems Inc.	71,336	528
^ SL Corp.	45,590	523
Dae Han Flour Mills Co. Ltd.	4,263	523
Asia Cement Co. Ltd.	8,700	518
^,* Sapphire Technology Co. Ltd.	19,946	517

	KISWIRE Ltd.	19,292	511
^,* ICD Co. Ltd.		47,843	501
	Sajo Industries Co. Ltd.	10,060	501
	Suheung Capsule Co. Ltd.	25,130	501
	GS Global Corp.	52,175	501
	Crown Confectionery Co. Ltd.	2,399	500
^,* Shine Co. Ltd.		50,737	499
	Kolon Global Corp.	131,400	496
	Halla Engineering & Construction Corp.	65,740	494
	Kolon Corp.	30,530	491
	Handok Pharmaceuticals Co. Ltd.	26,020	488
^	Dongjin Semichem Co. Ltd.	105,805	481
^,* Infraware Inc.		52,503	481
^,* SK Communications Co. Ltd.		68,842	472
^,* Toptec Co. Ltd.		33,412	469
	Busan City Gas Co. Ltd.	23,840	466
	Nong Woo Bio Co. Ltd.	21,745	461
*	Ssangyong Cement Industrial Co. Ltd.	72,460	458
*	KT Hitel Co. Ltd.	60,840	453
^	Kginicis Co. Ltd.	38,675	445
	Korea Electric Terminal Co. Ltd.	17,320	441
^,* Basic House Co. Ltd.		32,110	439
^	Y G-1 Co. Ltd.	41,204	439
*	Genic Co. Ltd.	15,762	438
	Woongjin Thinkbig Co. Ltd.	60,020	433
*	Eugene Investment & Securities Co. Ltd.	182,205	432
	SBS Contents Hub Co. Ltd.	33,208	432
	Jinsung T.E.C.	50,332	431
*	Hyundai Hy Communications & Networks Co. Ltd.	90,360	430
*	Joymax Co. Ltd.	16,823	426
	JW Shinyak Corp.	76,006	425
^,* INFINITT Co. Ltd.		41,777	421
	Unid Co. Ltd.	12,297	417
	Motonic Corp.	39,790	413
	Jeil Pharmaceutical Co.	32,500	409
	Hanmi Semiconductor Co. Ltd.	53,950	409
*	GameHi Co. Ltd.	67,259	403
*	Korea REIT Co.	359,725	403
^,* Woongjin Energy Co. Ltd.		172,970	395
^,* SM Culture & Contents Co. Ltd.		125,004	390
^	Credu Corp.	10,702	389
	BHI Co. Ltd.	14,469	385
^	Moorim P&P Co. Ltd.	119,460	382
	Bioland Ltd.	28,596	377
*	Unison Co. Ltd.	72,738	374
	Haesung Industrial Co. Ltd.	11,865	373
^,* Digitech Systems Co. Ltd.		44,492	365
	Dongbu Securities Co. Ltd.	101,120	359
	IS Dongseo Co. Ltd.	36,380	351
*	Hanwha General Insurance Co. Ltd.	62,670	345
	Il Dong Pharmaceutical Co. Ltd.	31,100	337
	TS Corp.	13,356	333
*	AUK Corp.	197,140	331
^,* Curexo Inc.		60,137	329
	Nong Shim Holdings Co. Ltd.	5,491	326
^	Harim Co. Ltd.	95,280	316
^,* Webzen Inc.		37,702	316

	Sejong Industrial Co. Ltd.	30,560	313
	Kyobo Securities Co.	67,740	311
^,* Nexolon Co. Ltd.		213,766	304
^	Iljin Materials Co. Ltd.	40,760	300
	JW Pharmaceutical Corp.	23,948	299
^,* TK Chemical Corp.		171,578	297
	JCEntertainment Corp.	23,179	296
^,* DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.		101,855	292
*	Lotte Non-Life Insurance Co. Ltd.	81,678	290
	Hitejinro Holdings Co. Ltd.	19,170	285
	Dongwon F&B Co. Ltd.	3,724	283
*	Dongbu Steel Co. Ltd.	82,690	282
	Sam Young Electronics Co. Ltd.	36,010	279
	Young Poong Precision Corp.	27,859	275
^,* Jcontentree Corp.		68,113	268
*	Samyang Corp.	5,230	268
*	Hyundai BNG Steel Co. Ltd.	29,250	268
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	46,710	267
	KISCO Corp.	10,530	261
	Youlchon Chemical Co. Ltd.	32,420	247
*	Signetics Corp.	91,431	246
	Dragonfly GF Co. Ltd.	21,146	238
	Daehan Steel Co. Ltd.	30,910	236
	Samyang Genex Co. Ltd.	4,129	234
	Poongsan Holdings Corp.	10,420	228
	KPX Chemical Co. Ltd.	5,319	222
	Dongkuk Industries Co. Ltd.	70,893	219
	YESCO Co. Ltd.	7,910	217
^	Iljin Electric Co. Ltd.	54,490	207
*	Cosmochemical Co. Ltd.	29,240	207
*	Neowiz Internet Corp.	16,287	198
	SeAH Holdings Corp.	2,412	192
	Daishin Securities Co. Ltd. Prior 2nd Pfd.	33,010	192
*	Neowiz Corp.	14,283	191
^	Korea Electronic Power Industrial Development Co. Ltd.	34,760	163
*	Hanjin Shipping Holdings Co. Ltd.	31,310	163
	S&T Holdings Co. Ltd.	17,530	159
	Kook Soon Dang Brewery Co. Ltd.	21,655	149
*	Kyungbang Ltd.	1,767	140
	Ilsung Pharmaceuticals Co. Ltd.	2,009	137
^	KCC Engineering & Construction Co. Ltd.	5,059	126
	Chosun Refractories Co. Ltd.	2,296	126
	NK Co. Ltd.	40,200	105
			2,924,843
Spain (2.0%)
*	Banco Santander SA	46,692,196	390,843
	Telefonica SA	18,529,626	268,181
	Banco Bilbao Vizcaya Argentaria SA	24,650,162	245,068
	Inditex SA	986,996	137,951
	Iberdrola SA	18,036,636	97,054
*	Repsol SA	3,693,854	82,378
	Amadeus IT Holding SA	1,416,259	35,490
*	Banco de Sabadell SA	12,677,561	34,013
	Gas Natural SDG SA	1,581,653	31,597
	Ferrovial SA	1,827,955	29,354
	Abertis Infraestructuras SA	1,657,242	28,374
	Red Electrica Corp. SA	489,725	27,253

*	Grifols SA	673,227	22,916
	Banco Popular Espanol SA	24,005,409	21,709
	Enagas SA	862,521	20,408
	Distribuidora Internacional de Alimentacion SA	2,753,078	20,324
	ACS Actividades de Construccion y Servicios SA	638,300	15,321
	CaixaBank	3,693,099	14,619
*	International Consolidated Airlines Group SA	4,205,052	14,230
	Mapfre SA	3,490,496	10,738
	Zardoya Otis SA	697,488	10,692
	Viscofan SA	201,682	10,548
	Acciona SA	115,764	9,314
^	Bolsas y Mercados Espanoles SA	304,868	8,540
	Ebro Foods SA	349,214	7,080
*	Jazztel plc	964,161	6,627
	Tecnicas Reunidas SA	125,455	6,377
	Bankinter SA	1,148,986	6,254
	Indra Sistemas SA	441,773	5,788
	Prosegur Cia de Seguridad SA	883,110	5,528
	Mediaset Espana Comunicacion SA	726,599	5,475
	Obrascon Huarte Lain SA	179,502	5,454
	Acerinox SA	453,998	5,031
	Grupo Catalana Occidente SA	185,499	3,992
	Construcciones y Auxiliar de Ferrocarriles SA	7,823	3,918
	Corp Financiera Alba SA	80,868	3,756
	Fomento de Construcciones y Contratas SA	233,527	3,161
*	Bankia SA	4,443,788	3,079
	Faes Farma SA	928,961	2,890
*	Almirall SA	228,946	2,831
	Gamesa Corp. Tecnologica SA	906,576	2,143
*	Abengoa SA - B Shares	780,826	2,092
	Melia Hotels International SA	246,035	2,009
	Duro Felguera SA	237,303	1,723
	Antena 3 de Television SA	277,155	1,633
	Ence Energia y Celulosa S.A	523,381	1,567
*	NH Hoteles SA	387,639	1,524
*	Tubacex SA	435,907	1,485
^,* Zeltia SA		725,461	1,339
	Pescanova SA	54,561	1,225
	Tubos Reunidos SA	447,338	1,134
	Miquel y Costas & Miquel SA	30,299	968
	Cie Automotive SA	137,932	965
*	Vueling Airlines SA	80,988	856
*	Deoleo SA	2,015,631	810
^	Abengoa SA	168,103	506
	Papeles y Cartones de Europa SA	132,240	458
	Laboratorios Farmaceuticos Rovi SA	55,936	441
*	Codere SA	82,212	439
^,* Promotora de Informaciones SA		1,023,743	382
^,* Realia Business SA		240,362	307
			1,688,162
Sweden (2.2%)
	Telefonaktiebolaget LM Ericsson Class B	13,767,628	160,135
	Hennes & Mauritz AB Class B	4,295,177	158,043
	Nordea Bank AB	11,894,408	131,187
	Volvo AB Class B	6,311,219	93,409
	Svenska Handelsbanken AB Class A	2,243,003	91,649
	Atlas Copco AB Class A	3,037,881	86,541

	Swedbank AB Class A	3,619,122	85,457
	Sandvik AB	4,539,794	72,833
	TeliaSonera AB	9,794,479	70,649
	Skandinaviska Enskilda Banken AB Class A	6,371,270	63,821
	Svenska Cellulosa AB Class B	2,615,289	63,405
	Investor AB Class B	2,061,839	58,565
	Assa Abloy AB Class B	1,509,123	56,460
	Atlas Copco AB Class B	1,760,413	44,895
	SKF AB	1,772,303	43,950
	Swedish Match AB	929,265	34,876
	Alfa Laval AB	1,513,732	32,328
	Scania AB Class B	1,447,658	29,705
	Skanska AB Class B	1,720,299	29,258
	Hexagon AB Class B	1,070,819	28,758
	Electrolux AB Class B	1,082,654	28,594
	Getinge AB	900,739	27,796
	Millicom International Cellular SA	284,509	26,213
*	Lundin Petroleum AB	1,007,253	25,874
	Tele2 AB	1,438,565	25,802
	Elekta AB Class B	1,668,593	24,739
	Boliden AB	1,239,433	22,909
	Investment AB Kinnevik	928,308	21,441
	Trelleborg AB Class B	1,092,263	14,016
	Securitas AB Class B	1,406,452	13,143
	Husqvarna AB	1,877,920	12,141
	Meda AB Class A	1,022,941	11,949
	Castellum AB	691,964	10,204
	Industrivarden AB	524,372	9,203
^	Ratos AB	860,905	8,300
	NCC AB Class B	350,471	8,171
	Modern Times Group AB Class B	207,459	7,591
^	JM AB	358,753	7,376
	Holmen AB	235,102	7,248
	Lundbergforetagen AB Class B	173,490	6,787
	Hufvudstaden AB Class A	504,840	6,527
^	Oriflame Cosmetics SA	196,592	6,438
	Fabege AB	584,240	6,382
	Saab AB Class B	292,988	6,339
	Hexpol AB	111,304	6,156
	BillerudKorsnas AB	560,296	5,966
^	SSAB AB Class A	713,453	5,895
^	Nibe Industrier AB Class B	367,094	5,778
	Intrum Justitia AB	317,659	5,140
	Loomis AB Class B	288,453	4,794
	Hakon Invest AB	230,856	4,736
	AarhusKarlshamn AB	110,956	4,722
*	Betsson AB	140,289	4,703
	Wallenstam AB	376,015	4,685
	Wihlborgs Fastigheter AB	289,734	4,641
^	Axis Communications AB	186,746	4,629
	Hoganas AB Class B	108,267	4,480
	Unibet Group plc	127,223	4,384
	Axfood AB	98,742	4,085
	Peab AB	752,981	3,926
*	Swedish Orphan Biovitrum AB	656,126	3,920
^,* Nobia AB		616,820	3,746
	Kungsleden AB	604,449	3,735

*	Alliance Oil Co. Ltd.	420,508	3,681
^	Mekonomen AB	95,968	3,417
	AF AB	114,681	2,777
	Indutrade AB	79,419	2,600
	SSAB AB Class B	361,344	2,582
	Clas Ohlson AB	162,326	2,424
*	Investment AB Oresund	137,628	2,404
*	Fastighets AB Balder	326,592	2,223
	Lindab International AB	285,477	2,042
	Avanza Bank Holding AB	83,381	2,034
	Klovern AB	399,362	1,721
^,* Net Entertainment NE AB Class B		122,624	1,636
	Concentric AB	178,855	1,606
	BioGaia AB	57,851	1,538
^,* Active Biotech AB		191,636	1,449
^,* SAS AB		675,746	1,443
*	Rezidor Hotel Group AB	326,693	1,432
*	Medivir AB Class B	118,010	1,430
*	HIQ International AB	230,991	1,401
	Industrial & Financial Systems Class B	75,537	1,286
	Bilia AB	71,514	1,235
	SkiStar AB	93,329	1,218
	Nordnet AB	373,491	1,205
^,* CDON Group AB		206,566	1,157
	Haldex AB	185,215	1,106
	B&B Tools AB	99,172	1,085
*	Vostok Nafta Investment Ltd.	303,003	1,052
	East Capital Explorer AB	120,408	1,009
	Bure Equity AB	270,603	1,004
	Nolato AB Class B	72,734	997
^,* Black Earth Farming Ltd.		542,914	887
	New Wave Group AB Class B	178,086	818
	Byggmax Group AB	138,899	785
^	Proffice AB	213,549	743
	Gunnebo AB	159,248	684
	NCC AB Class A	21,611	503
^,* Aerocrine AB Class B		220,870	436
^,* KappAhl AB		571,439	426
			1,928,704
Switzerland (5.7%)
	Nestle SA	14,588,739	1,024,385
	Novartis AG	10,406,211	707,377
	Roche Holding AG	3,178,338	702,537
	UBS AG	16,473,475	286,105
	ABB Ltd.	9,948,129	213,255
	Cie Financiere Richemont SA	2,361,486	193,981
	Zurich Insurance Group AG	666,762	191,739
	Syngenta AG	421,295	181,173
	Credit Suisse Group AG	5,673,374	167,551
	Swiss Re AG	1,593,983	118,509
	Transocean Ltd.	1,625,847	92,210
	Holcim Ltd.	1,036,230	80,659
	Swatch Group AG (Bearer)	139,304	76,305
	SGS SA	24,784	58,960
	Swisscom AG	105,372	46,737
	Givaudan SA	37,584	41,734
	Julius Baer Group Ltd.	1,002,840	40,976

	Geberit AG	167,077	39,084
	Adecco SA	598,695	34,331
	Schindler Holding AG	219,799	32,604
	Kuehne & Nagel International AG	244,767	28,732
	Sonova Holding AG	221,767	25,647
	Sika AG	9,715	24,457
	Actelion Ltd.	486,178	24,083
	Swiss Life Holding AG	137,034	20,619
	Swiss Prime Site AG	242,074	20,463
	Baloise Holding AG	214,342	19,397
	Lindt & Spruengli AG Regular	464	18,869
	Swatch Group AG (Registered)	196,591	18,483
	Partners Group Holding AG	78,568	18,444
	Aryzta AG (Switzerland Shares)	319,333	17,932
	Sulzer AG	107,727	16,941
	PSP Swiss Property AG	168,075	16,110
	Clariant AG	1,141,790	15,583
	Lindt & Spruengli AG	3,940	14,101
	Schindler Holding AG (Registered)	96,889	14,018
	Lonza Group AG	237,365	13,968
*	Dufry AG	99,964	13,637
	GAM Holding AG	811,813	13,380
	Galenica AG	22,169	13,212
	Helvetia Holding AG	25,578	10,418
	EMS-Chemie Holding AG	36,770	9,336
	Allreal Holding AG	61,349	9,303
	OC Oerlikon Corp. AG	735,318	9,028
	Pargesa Holding SA	120,668	8,943
	Barry Callebaut AG	8,079	8,123
	Georg Fischer AG	17,395	7,430
	Flughafen Zuerich AG	16,401	7,298
	Banque Cantonale Vaudoise	13,535	7,235
	Valiant Holding	71,591	7,113
	Mobimo Holding AG	28,197	6,598
	Bucher Industries AG	30,080	6,309
	Panalpina Welttransport Holding AG	62,242	6,271
^,* Temenos Group AG		305,756	6,259
	Nobel Biocare Holding AG	527,139	5,521
	Kaba Holding AG Class B	12,898	5,440
^	Straumann Holding AG	39,027	5,251
	ams AG	42,444	5,221
^	Logitech International SA	774,111	5,203
	Forbo Holding AG	7,345	4,933
	Kuoni Reisen Holding AG	15,798	4,802
	St. Galler Kantonalbank AG	11,203	4,765
	Tecan Group AG	45,307	4,295
	Burckhardt Compression Holding AG	11,999	4,229
	Aryzta AG (Dublin Exchange)	76,275	4,221
*	Bank Sarasin & Cie AG Class B	142,561	4,210
	Vontobel Holding AG	116,347	3,750
	Huber & Suhner AG	60,367	3,067
	Gategroup Holding AG	116,820	2,930
	Implenia AG	54,426	2,690
	Valora Holding AG	12,277	2,689
	Rieter Holding AG	13,524	2,642
^	EFG International AG	222,223	2,611
	Schweizerische National-Versicherungs-Gesellschaft AG	52,659	2,590

	Schweiter Technologies AG	3,962	2,403
	Zehnder Group AG	42,872	2,026
	BKW AG	56,785	1,972
	Inficon Holding AG	7,102	1,949
	Vetropack Holding AG	956	1,942
*	Basilea Pharmaceutica	34,713	1,922
	Kudelski SA	165,931	1,913
^,* Meyer Burger Technology AG		197,995	1,842
*	AFG Arbonia-Forster Holding AG	67,392	1,831
	Bossard Holding AG	10,907	1,793
	Siegfried Holding AG	12,839	1,619
	LEM Holding SA	2,493	1,558
	Intershop Holdings	4,262	1,530
	Acino Holding AG	13,885	1,441
	Swissquote Group Holding SA	40,168	1,399
	Verwaltungs- und Privat-Bank AG	17,401	1,319
*	Bobst Group AG	40,826	1,271
	Mobilezone Holding AG	118,525	1,256
*	Zug Estates Holding AG Class B	890	1,222
	Micronas Semiconductor Holding AG	131,629	1,219
	Swisslog Holding AG	967,554	1,201
	Ascom Holding AG	106,801	1,200
	Komax Holding AG	12,562	1,151
	U-Blox AG	23,260	1,099
*	Autoneum Holding AG	13,007	779
	Gurit Holding AG	1,699	773
*	Orascom Development Holding AG	58,894	749
	Schmolz & Bickenbach AG	255,091	719
	Walter Meier AG	2,417	647
*	Zueblin Immobilien Holding AG	193,561	591
^,* Von Roll Holding AG		264,593	590
			4,931,938
Taiwan (2.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	91,990,063	315,225
	Hon Hai Precision Industry Co. Ltd.	45,523,331	130,334
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,876,263	68,765
	MediaTek Inc.	5,179,689	56,733
	Formosa Plastics Corp.	18,022,780	48,970
	China Steel Corp.	51,883,973	48,940
	Nan Ya Plastics Corp.	21,313,780	43,361
	Chunghwa Telecom Co. Ltd.	12,209,456	38,908
	Formosa Chemicals & Fibre Corp.	14,166,500	38,501
	Cathay Financial Holding Co. Ltd.	32,064,236	35,749
	Asustek Computer Inc.	3,059,168	35,060
	Fubon Financial Holding Co. Ltd.	25,737,018	32,895
	Uni-President Enterprises Corp.	18,650,884	32,763
	HTC Corp.	3,284,792	32,395
	Mega Financial Holding Co. Ltd.	36,333,264	29,757
	Delta Electronics Inc.	8,188,240	29,666
	Chinatrust Financial Holding Co. Ltd.	50,386,509	28,877
	Taiwan Mobile Co. Ltd.	7,603,400	27,054
	Quanta Computer Inc.	11,345,950	26,519
	Cheng Shin Rubber Industry Co. Ltd.	8,254,938	21,572
	Yuanta Financial Holding Co. Ltd.	36,108,440	19,582
	Taiwan Cement Corp.	14,204,700	19,219
	Far EasTone Telecommunications Co. Ltd.	7,246,000	18,436
	First Financial Holding Co. Ltd.	29,443,485	17,955

TPK Holding Co. Ltd.	1,039,695	17,917
Advanced Semiconductor Engineering Inc.	20,229,201	16,328
Chunghwa Telecom Co. Ltd. ADR	500,961	16,016
United Microelectronics Corp.	40,789,175	15,934
Far Eastern New Century Corp.	13,705,887	15,890
* China Development Financial Holding Corp.	55,404,856	15,323
Formosa Petrochemical Corp.	5,140,950	14,829
* Innolux Corp.	27,974,313	14,567
President Chain Store Corp.	2,569,536	13,887
Compal Electronics Inc.	18,981,689	13,805
Hua Nan Financial Holdings Co. Ltd.	23,397,210	13,513
Lite-On Technology Corp.	9,262,321	13,350
Taiwan Cooperative Financial Holding	22,116,180	12,328
SinoPac Financial Holdings Co. Ltd.	27,266,828	12,012
Largan Precision Co. Ltd.	451,376	11,811
Taishin Financial Holding Co. Ltd.	29,724,025	11,780
Synnex Technology International Corp.	5,718,463	11,609
Catcher Technology Co. Ltd.	2,545,800	11,392
Asia Cement Corp.	8,701,685	11,077
Wistron Corp.	9,467,623	10,971
Chang Hwa Commercial Bank	19,652,485	10,857
E.Sun Financial Holding Co. Ltd.	17,410,608	9,973
Pou Chen Corp.	9,831,517	9,824
Foxconn Technology Co. Ltd.	3,328,373	9,741
* Acer Inc.	11,001,297	9,731
* Pegatron Corp.	7,150,639	9,479
Novatek Microelectronics Corp.	2,295,275	9,132
Hotai Motor Co. Ltd.	1,117,000	8,915
WPG Holdings Ltd.	6,371,553	8,585
* AU Optronics Corp.	20,990,640	8,539
* China Life Insurance Co. Ltd.	8,591,904	8,502
Taiwan Fertilizer Co. Ltd.	3,345,000	8,302
Chailease Holding Co. Ltd.	3,044,000	8,156
Siliconware Precision Industries Co.	7,488,000	7,822
Radiant Opto-Electronics Corp.	1,954,824	7,589
* Shin Kong Financial Holding Co. Ltd.	26,344,297	7,436
MStar Semiconductor Inc.	963,263	7,330
Yulon Motor Co. Ltd.	3,882,015	7,205
Epistar Corp.	3,700,179	7,038
Giant Manufacturing Co. Ltd.	1,261,319	6,707
Teco Electric and Machinery Co. Ltd.	7,905,000	6,576
Siliconware Precision Industries Co. ADR	1,242,775	6,375
Hiwin Technologies Corp.	783,159	6,293
Chicony Electronics Co. Ltd.	2,171,491	6,017
United Microelectronics Corp. ADR	2,992,148	5,865
Simplo Technology Co. Ltd.	1,254,443	5,852
Ruentex Development Co. Ltd.	2,639,838	5,818
Advanced Semiconductor Engineering Inc. ADR	1,427,284	5,695
Unimicron Technology Corp.	5,516,750	5,518
* AU Optronics Corp. ADR	1,361,016	5,417
Ruentex Industries Ltd.	2,109,015	5,364
China Petrochemical Development Corp.	8,506,647	5,236
Advantech Co. Ltd.	1,249,924	5,232
* China Airlines Ltd.	11,767,646	5,167
TSRC Corp.	2,484,930	5,045
* Walsin Lihwa Corp.	14,848,000	5,009
CTCI Corp.	2,574,000	4,933

Powertech Technology Inc.	3,217,955	4,846
* Evergreen Marine Corp. Taiwan Ltd.	7,546,979	4,746
* Eva Airways Corp.	7,371,290	4,723
Macronix International	16,147,878	4,645
Realtek Semiconductor Corp.	2,059,580	4,615
Chipbond Technology Corp.	2,161,000	4,446
Far Eastern Department Stores Co. Ltd.	4,411,219	4,377
Inventec Corp.	10,777,315	4,314
Taiwan Glass Industry Corp.	4,349,747	4,265
Merida Industry Co. Ltd.	910,650	4,162
* Taiwan Business Bank	13,618,883	4,149
Phison Electronics Corp.	590,510	3,992
Tripod Technology Corp.	1,932,023	3,897
Kinsus Interconnect Technology Corp.	1,232,000	3,869
Richtek Technology Corp.	607,105	3,653
* Wintek Corp.	7,312,974	3,502
Tung Ho Steel Enterprise Corp.	3,352,842	3,387
Cheng Uei Precision Industry Co. Ltd.	1,790,485	3,374
Feng Hsin Iron & Steel Co.	1,876,000	3,370
Formosa Taffeta Co. Ltd.	3,354,000	3,238
Standard Foods Corp.	1,152,800	3,222
Highwealth Construction Corp.	1,508,400	3,135
Clevo Co.	2,250,796	3,132
China Steel Chemical Corp.	632,000	3,127
St. Shine Optical Co. Ltd.	199,000	3,084
* Yang Ming Marine Transport Corp.	6,379,553	3,083
Chroma ATE Inc.	1,429,800	3,067
U-Ming Marine Transport Corp.	1,895,000	3,063
Win Semiconductors Corp.	2,616,000	3,034
Oriental Union Chemical Corp.	2,537,700	3,002
Nan Kang Rubber Tire Co. Ltd.	2,543,209	2,982
* King's Town Bank	3,422,000	2,981
Waterland Financial Holdings Co. Ltd.	8,753,472	2,958
Elan Microelectronics Corp.	1,571,000	2,915
King Yuan Electronics Co. Ltd.	4,873,000	2,893
Sino-American Silicon Products Inc.	2,146,428	2,888
ScinoPharm Taiwan Ltd.	1,216,000	2,887
Capital Securities Corp.	7,399,175	2,886
LCY Chemical Corp.	2,169,288	2,878
Farglory Land Development Co. Ltd.	1,537,000	2,832
Kenda Rubber Industrial Co. Ltd.	2,094,343	2,811
E Ink Holdings Inc.	3,760,000	2,772
Eclat Textile Co. Ltd.	654,527	2,772
Wowprime Corp.	194,000	2,744
Yungtay Engineering Co. Ltd.	1,394,000	2,726
TTY Biopharm Co. Ltd.	740,047	2,710
USI Corp.	3,417,105	2,700
FLEXium Interconnect Inc.	789,519	2,679
* Wan Hai Lines Ltd.	4,898,325	2,671
* Yageo Corp.	9,048,000	2,661
Eternal Chemical Co. Ltd.	3,078,254	2,640
AmTRAN Technology Co. Ltd.	3,641,716	2,614
Taiwan Hon Chuan Enterprise Co. Ltd.	1,037,629	2,586
Huaku Development Co. Ltd.	1,025,087	2,529
* Hermes Microvision Inc.	129,038	2,491
YFY Inc.	5,142,515	2,483
Coretronic Corp.	3,194,000	2,475

Taichung Commercial Bank	6,718,430	2,425
Wei Chuan Foods Corp.	1,743,000	2,425
Vanguard International Semiconductor Corp.	3,311,000	2,406
Prince Housing & Development Corp.	3,439,810	2,401
Kerry TJ Logistics Co. Ltd.	1,514,000	2,396
* Winbond Electronics Corp.	12,191,000	2,368
Taiwan Secom Co. Ltd.	1,055,000	2,331
Far Eastern International Bank	5,721,496	2,319
Transcend Information Inc.	846,363	2,314
* Medigen Biotechnology Corp.	379,000	2,292
Radium Life Tech Co. Ltd.	2,378,095	2,267
Hey Song Corp.	1,731,000	2,252
China Motor Corp.	2,460,000	2,243
Everlight Electronics Co. Ltd.	1,585,497	2,225
Tong Hsing Electronic Industries Ltd.	568,259	2,191
Dynapack International Technology Corp.	574,000	2,190
Goldsun Development & Construction Co. Ltd.	5,640,830	2,190
Chong Hong Construction Co.	654,732	2,176
* Sanyang Industry Co. Ltd.	3,006,540	2,153
* Tatung Co. Ltd.	7,886,058	2,141
Airtac International Group	357,000	2,088
China Synthetic Rubber Corp.	1,913,000	2,081
TXC Corp.	1,268,979	2,049
MIN AIK Technology Co. Ltd.	658,000	2,046
* Ta Chong Bank Ltd.	5,897,780	2,039
Shinkong Synthetic Fibers Corp.	6,300,451	2,035
Tainan Spinning Co. Ltd.	4,235,260	2,033
Makalot Industrial Co. Ltd.	606,000	1,983
Gigabyte Technology Co. Ltd.	2,265,000	1,949
Zhen Ding Technology Holding Ltd.	780,100	1,917
Grand Pacific Petrochemical	3,684,000	1,905
Faraday Technology Corp.	1,509,110	1,893
Formosa International Hotels Corp.	153,385	1,877
* President Securities Corp.	3,200,926	1,855
Ton Yi Industrial Corp.	3,162,850	1,843
Solar Applied Materials Technology Co.	1,471,740	1,823
Wistron NeWeb Corp.	983,236	1,813
LITE-ON IT Corp.	1,792,393	1,741
Mitac International Corp.	4,580,995	1,717
* Qisda Corp.	6,913,880	1,695
* CMC Magnetics Corp.	10,809,000	1,693
Chin-Poon Industrial Co.	1,584,000	1,669
Gemtek Technology Corp.	1,241,564	1,661
UPC Technology Corp.	2,943,955	1,647
Cheng Loong Corp.	3,984,600	1,647
* Long Bon International Co. Ltd.	1,405,000	1,644
* Motech Industries Inc.	1,456,100	1,636
G Tech Optoelectronics Corp.	696,334	1,625
* China Manmade Fibers Corp.	4,447,000	1,623
Cathay Real Estate Development Co. Ltd.	3,263,000	1,620
D-Link Corp.	2,599,000	1,619
BES Engineering Corp.	5,873,000	1,615
Great Wall Enterprise Co. Ltd.	1,762,939	1,612
Career Technology MFG. Co. Ltd.	1,236,000	1,576
Ability Enterprise Co. Ltd.	1,651,000	1,552
China Bills Finance Corp.	4,033,000	1,544
Compeq Manufacturing Co.	4,008,000	1,543

* Compal Communications Inc.	1,428,000	1,537
ALI Corp.	1,379,000	1,531
Entie Commercial Bank	2,503,000	1,528
Shin Zu Shing Co. Ltd.	501,000	1,525
WT Microelectronics Co. Ltd.	1,177,824	1,502
Jih Sun Financial Holdings Co. Ltd.	4,896,259	1,499
Shihlin Electric & Engineering Corp.	1,238,000	1,497
Evergreen International Storage & Transport Corp.	2,238,000	1,480
Microbio Co. Ltd.	1,229,693	1,475
Taiwan Surface Mounting Technology Co. Ltd.	978,301	1,455
Lien Hwa Industrial Corp.	2,176,767	1,448
Taiwan TEA Corp.	2,604,000	1,433
Feng TAY Enterprise Co. Ltd.	1,177,250	1,431
Hung Sheng Construction Co. Ltd.	2,211,000	1,431
King Slide Works Co. Ltd.	217,000	1,423
* Pan-International Industrial	1,522,810	1,423
Sigurd Microelectronics Corp.	1,574,000	1,420
Gloria Material Technology Corp.	1,737,404	1,417
* Chung Hung Steel Corp.	4,051,240	1,394
* Inotera Memories Inc.	8,282,002	1,394
Tong Yang Industry Co. Ltd.	1,557,587	1,393
* Ho Tung Chemical Corp.	2,956,396	1,387
Shinkong Textile Co. Ltd.	1,056,000	1,386
Micro-Star International Co. Ltd.	2,972,000	1,375
Yieh Phui Enterprise Co. Ltd.	4,219,114	1,358
Genius Electronic Optical Co. Ltd.	197,709	1,346
* Union Bank Of Taiwan	3,418,480	1,345
Masterlink Securities Corp.	4,082,000	1,335
* Neo Solar Power Corp.	1,741,724	1,330
* Gintech Energy Corp.	1,351,149	1,324
Formosan Rubber Group Inc.	1,812,000	1,309
Pixart Imaging Inc.	541,711	1,299
* Ritek Corp.	10,705,000	1,297
ITEQ Corp.	1,194,140	1,271
Huang Hsiang Construction Co.	493,000	1,269
PChome Online Inc.	255,495	1,255
Global Unichip Corp.	385,000	1,252
Nan Ya Printed Circuit Board Corp.	1,001,059	1,248
* Taiwan Life Insurance Co. Ltd.	1,587,100	1,238
Test Research Inc.	680,871	1,235
Senao International Co. Ltd.	383,000	1,233
* Via Technologies Inc.	1,539,500	1,233
Ambassador Hotel	1,181,000	1,218
ICP Electronics Inc.	895,700	1,217
Kindom Construction Co.	1,479,000	1,216
* Unity Opto Technology Co. Ltd.	1,292,409	1,202
Taiwan Sogo Shin Kong SEC	999,000	1,197
Taiwan PCB Techvest Co. Ltd.	840,610	1,191
Federal Corp.	1,626,085	1,187
* Formosa Epitaxy Inc.	1,629,000	1,183
Mercuries & Associates Ltd.	1,266,335	1,181
TA Chen Stainless Pipe	2,297,000	1,169
Rich Development Co. Ltd.	2,157,356	1,167
Test-Rite International Co. Ltd.	1,552,314	1,162
* HannsTouch Solution Inc.	3,438,000	1,157
Grape King Industrial Co.	450,000	1,152
China Metal Products	1,164,081	1,148

Elite Material Co. Ltd.	1,139,965	1,140
* HannStar Display Corp.	10,011,000	1,137
Visual Photonics Epitaxy Co. Ltd.	970,750	1,135
Asia Polymer Corp.	1,245,300	1,130
Sincere Navigation Corp.	1,243,000	1,129
A-DATA Technology Co. Ltd.	927,000	1,124
Sinyi Realty Co.	729,704	1,123
Accton Technology Corp.	2,069,800	1,122
CSBC Corp. Taiwan	1,803,100	1,103
Sercomm Corp.	744,000	1,102
Zinwell Corp.	1,311,000	1,099
Ardentec Corp.	1,658,403	1,096
Cyberlink Corp.	351,489	1,088
AcBel Polytech Inc.	1,416,000	1,087
Hung Poo Real Estate Development Corp.	1,058,946	1,086
Everlight Chemical Industrial Corp.	1,543,370	1,082
* Taiwan Land Development Corp.	2,790,155	1,069
CyberTAN Technology Inc.	1,251,000	1,052
Holy Stone Enterprise Co. Ltd.	1,205,000	1,045
Apex Biotechnology Corp.	400,717	1,043
Lealea Enterprise Co. Ltd.	2,730,684	1,033
* Lextar Electronics Corp.	1,154,545	1,021
Young Fast Optoelectronics Co. Ltd.	547,143	1,020
Depo Auto Parts Ind Co. Ltd.	431,000	1,014
Kinpo Electronics	4,499,000	1,012
Systex Corp.	820,000	998
* Phytohealth Corp.	616,299	981
Lumax International Corp. Ltd.	430,430	978
Taiwan Acceptance Corp.	401,000	970
* Asia Optical Co. Inc.	941,000	970
Alpha Networks Inc.	1,466,000	969
Xxentria Technology Materials Corp.	526,137	968
Parade Technologies Ltd.	107,000	968
Phihong Technology Co. Ltd.	1,095,000	965
KEE TAI Properties Co. Ltd.	1,296,740	962
Sonix Technology Co. Ltd.	673,000	961
Rechi Precision Co. Ltd.	1,083,117	955
Capella Microsystems Taiwan Inc.	123,761	953
Global Mixed Mode Technology Inc.	282,000	950
Wisdom Marine Lines Co. Ltd.	678,916	946
Silitech Technology Corp.	502,010	943
YungShin Global Holding Corp.	678,000	942
Chung Hsin Electric & Machinery Manufacturing Corp.	1,737,000	941
Topco Scientific Co. Ltd.	560,060	931
Wah Lee Industrial Corp.	670,000	908
* Green Energy Technology Inc.	1,035,405	907
Great Taipei Gas Co. Ltd.	1,272,000	900
Taiwan Cogeneration Corp.	1,361,550	900
National Petroleum Co. Ltd.	882,000	889
Kuoyang Construction Co. Ltd.	1,586,000	888
Tsann Kuen Enterprise Co. Ltd.	449,000	884
King's Town Construction Co. Ltd.	853,854	880
Chimei Materials Technology Corp.	701,269	876
Elite Semiconductor Memory Technology Inc.	1,154,000	874
OptoTech Corp.	2,143,000	872
Getac Technology Corp.	1,684,000	871
International Games System Co. Ltd.	249,000	869

Firich Enterprises Co. Ltd.	606,670	858
Chia Hsin Cement Corp.	1,819,112	856
Soft-World International Corp.	438,620	855
Coxon Precise Industrial Co. Ltd.	401,810	853
* Kwong Fong Industries	1,457,000	850
Greatek Electronics Inc.	1,079,000	844
Taiflex Scientific Co. Ltd.	669,852	840
Universal Cement Corp.	1,458,000	840
Kinik Co.	524,000	838
Forhouse Corp.	1,634,000	831
Youngtek Electronics Corp.	357,841	823
China Electric Manufacturing Corp.	1,340,000	818
Entire Technology Co. Ltd.	603,617	817
Unizyx Holding Corp.	1,560,000	804
Gigastorage Corp.	1,152,096	803
Merry Electronics Co. Ltd.	589,050	803
Hsin Kuang Steel Co. Ltd.	1,073,000	802
* Shihlin Paper Corp.	486,000	789
Thye Ming Industrial Co. Ltd.	718,000	786
Elitegroup Computer Systems Co. Ltd.	2,514,000	784
* Solartech Energy Corp.	1,096,450	777
Altek Corp.	1,403,648	776
Yem Chio Co. Ltd.	1,190,853	773
Kinko Optical Co. Ltd.	600,000	769
Lotes Co. Ltd.	262,000	768
* Shining Building Business Co. Ltd.	972,420	768
Sampo Corp.	2,215,000	762
Great China Metal Industry	649,000	747
Holtek Semiconductor Inc.	711,000	741
Excelsior Medical Co. Ltd.	385,000	729
* Silicon Integrated Systems Corp.	2,056,000	729
Asia Plastic Recycling Holding Ltd.	245,274	727
Pacific Hospital Supply Co. Ltd.	256,326	727
Chun Yuan Steel	1,845,653	725
Continental Holdings Corp.	1,875,000	724
Syncmold Enterprise Corp.	407,000	719
China Chemical & Pharmaceutical Co. Ltd.	1,052,000	715
Johnson Health Tech Co. Ltd.	274,540	710
* Concord Securities Corp.	2,900,219	708
Unitech Printed Circuit Board Corp.	2,096,248	705
* Integrated Memory Logic Ltd.	234,224	704
ILI Technology Corp.	216,000	704
Sirtec International Co. Ltd.	563,000	701
Nien Hsing Textile Co. Ltd.	994,725	701
* Li Peng Enterprise Co. Ltd.	1,957,657	701
E-LIFE MALL Corp.	301,000	698
Tong-Tai Machine & Tool Co. Ltd.	874,810	695
* China General Plastics Corp.	1,306,000	693
ASROCK Inc.	195,000	691
Flytech Technology Co. Ltd.	281,903	689
* AGV Products Corp.	2,001,265	689
Asia Vital Components Co. Ltd.	1,221,148	682
Sinon Corp.	1,432,000	679
GeoVision Inc.	161,264	673
* Genesis Photonics Inc.	856,161	671
Sinbon Electronics Co. Ltd.	741,000	667
Darfon Electronics Corp.	1,052,000	666

I-Sheng Electric Wire & Cable Co. Ltd.	462,000	661
LES Enphants Co. Ltd.	812,461	658
Advanced International Multitech Co. Ltd.	461,000	657
Newmax Technology Co. Ltd.	324,370	651
Giga Solar Materials Corp.	64,559	649
Taisun Enterprise Co. Ltd.	1,209,807	646
Taiwan Fire & Marine Insurance Co.	876,000	646
* HUA ENG Wire & Cable	1,716,000	642
YC INOX Co. Ltd.	1,088,000	642
FSP Technology Inc.	716,478	641
* Chung Hwa Pulp Corp.	1,813,820	633
* ITE Technology Inc.	783,000	633
Vivotek Inc.	179,036	632
Lingsen Precision Industries Ltd.	1,215,000	631
Taiwan Sakura Corp.	1,071,440	628
Nantex Industry Co. Ltd.	920,031	628
Sporton International Inc.	277,754	627
* WUS Printed Circuit Co. Ltd.	1,456,000	624
Infortrend Technology Inc.	1,010,000	624
Weikeng Industrial Co. Ltd.	862,700	623
Taiwan Prosperity Chemical Corp.	471,000	620
CHC Resources Corp.	356,000	619
Cleanaway Co. Ltd.	94,000	619
* Jess-Link Products Co. Ltd.	727,458	619
United Integrated Services Co. Ltd.	739,000	619
Zeng Hsing Industrial Co. Ltd.	167,912	614
Shinkong Insurance Co. Ltd.	886,000	611
Taiwan Paiho Ltd.	1,059,300	611
Taiwan Navigation Co. Ltd.	747,000	609
Zig Sheng Industrial Co. Ltd.	1,812,116	608
Sitronix Technology Corp.	427,000	604
Acme Electronics Corp.	460,237	597
ENG Electric Co. Ltd.	519,135	589
Sesoda Corp.	536,000	587
Chinese Maritime Transport Ltd.	447,000	582
* Pihsiang Machinery Manufacturing Co. Ltd.	504,000	581
Poya Co. Ltd.	199,045	580
Wafer Works Corp.	1,066,925	577
Aurora Corp.	389,000	572
Namchow Chemical Industrial Ltd.	593,000	566
eMemory Technology Inc.	252,225	566
* Cosmos Bank Taiwan	1,542,000	565
Ways Technical Corp. Ltd.	208,000	564
Sanyo Electric Taiwan Co. Ltd.	535,000	561
Young Optics Inc.	217,000	552
AV Tech Corp.	180,000	552
Chang Wah Electromaterials Inc.	171,952	544
Formosan Union Chemical	1,008,689	539
* Ichia Technologies Inc.	1,095,000	538
Chien Kuo Construction Co. Ltd.	1,119,100	538
Aten International Co. Ltd.	364,000	535
Acter Co. Ltd.	123,229	530
* Ocean Plastics Co. Ltd.	630,000	530
Ta Ya Electric Wire & Cable	2,185,950	523
Shih Wei Navigation Co. Ltd.	674,000	520
Lite-On Semiconductor Corp.	1,023,000	518
Adlink Technology Inc.	446,717	518

* Leofoo Development Co.	955,441	513
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	253,000	513
San Fang Chemical Industry Co. Ltd.	637,261	512
* Sunplus Technology Co. Ltd.	1,721,000	510
* Walsin Technology Corp.	2,160,954	509
* Taiwan Styrene Monomer	2,341,000	505
Orise Technology Co. Ltd.	373,000	500
* Pan Jit International Inc.	1,307,000	499
L&K Engineering Co. Ltd.	527,000	498
Champion Building Materials Co. Ltd.	1,334,000	495
China Steel Structure Co. Ltd.	459,000	495
* I-Chiun Precision Industry Co. Ltd.	769,000	493
* E-Ton Solar Tech Co. Ltd.	1,039,000	492
Advanced Ceramic X Corp.	177,000	485
Hu Lane Associate Inc.	289,290	482
MPI Corp.	230,000	475
Quanta Storage Inc.	751,000	473
* Chenming Mold Industry Corp.	605,000	473
Tainan Enterprises Co. Ltd.	450,000	468
Southeast Cement Co. Ltd.	993,000	462
San Shing Fastech Corp.	316,000	458
Macroblock Inc.	119,000	451
Taiyen Biotech Co. Ltd.	637,000	451
KD Holding Corp.	92,000	450
* Chunghwa Picture Tubes Ltd.	15,190,351	444
Jentech Precision Industrial Co. Ltd.	205,354	443
Tung Thih Electronic Co. Ltd.	191,540	441
Taiwan Pulp & Paper Corp.	1,376,800	435
Arcadyan Technology Corp.	314,123	427
G Shank Enterprise Co. Ltd.	694,000	422
Hannstar Board Corp.	946,988	421
ACES Electronic Co. Ltd.	373,000	420
* Eastern Media International Corp.	2,917,000	416
Actron Technology Corp.	178,882	415
DA CIN Construction Co. Ltd.	590,000	411
Gamania Digital Entertainment Co. Ltd.	455,000	409
* Bank of Kaohsiung	1,291,049	409
Ubright Optronics Corp.	86,250	405
Tah Hsin Industrial Co. Ltd.	391,000	402
* Adimmune Corp.	306,000	400
ACHEM TECHNOLOGY Corp.	811,542	392
Rotam Global Agrosciences Ltd.	156,000	390
Edison Opto Corp.	305,300	389
Transasia Airways Corp.	722,000	381
Globe Union Industrial Corp.	725,000	372
Longwell Co.	405,000	371
Microlife Corp.	176,400	371
Wah Hong Industrial Corp.	239,000	362
TA-I Technology Co. Ltd.	596,391	355
Fulltech Fiber Glass Corp.	769,228	353
Standard Chemical & Pharma	378,580	346
First Hotel	518,452	345
* Long Chen Paper Co. Ltd.	1,243,000	341
Sunonwealth Electric Machine Industry Co. Ltd.	549,000	339
Formosa Advanced Technologies Co. Ltd.	592,000	333
Run Long Construction Co. Ltd.	289,000	329
ShenMao Technology Inc.	305,839	328

Ve Wong Corp.	461,000	318
Arima Communications Corp.	642,703	317
Wei Mon Industry Co. Ltd.	900,116	317
WAN HWA Enterprise Co.	639,040	314
Sunrex Technology Corp.	756,000	308
Topco Technologies Corp.	145,627	304
AVY Precision Technology Inc.	172,600	302
Global Brands Manufacture Ltd.	879,462	300
Chinese Gamer International Corp.	140,000	292
Ttet Union Corp.	163,000	289
Well Shin Technology Co. Ltd.	199,360	278
* Walton Advanced Engineering Inc.	928,000	270
Insyde Software Corp.	103,000	264
* BenQ Materials Corp.	674,478	260
* Tang Eng Iron Works Co. Ltd.	241,000	246
* Tekcore Co. Ltd.	552,000	244
Holiday Entertainment Co. Ltd.	178,000	243
CyberPower Systems Inc.	128,000	231
Sheng Yu Steel Co. Ltd.	354,000	224
Global Lighting Technologies Inc.	167,000	215
* Giantplus Technology Co. Ltd.	753,000	215
Shiny Chemical Industrial Co. Ltd.	147,000	211
* Tatung Co. Ltd. GDR	38,879	210
Sunspring Metal Corp.	180,000	182
* Wah Hong Industrial Corp. Rights	33,739	5
* ProMOS Technologies Inc.	5,975,000	—
		2,276,503
Thailand (0.6%)
Kasikornbank PCL (Foreign)	5,297,400	35,536
PTT Exploration & Production PCL (Foreign)	6,062,469	33,866
Bangkok Bank PCL (Foreign)	3,781,500	27,888
CP ALL PCL (Foreign)	17,677,770	27,716
PTT PCL (Foreign)	2,366,115	27,139
Siam Commercial Bank PCL (Foreign)	4,402,600	26,437
* Siam Commercial Bank PCL (Local)	3,557,900	21,365
Siam Cement PCL (Foreign)	1,347,500	20,909
* Kasikornbank PCL	3,117,400	20,758
* Advanced Info Service PCL (Local)	2,805,700	19,779
Advanced Info Service PCL (Foreign)	2,574,600	17,807
* Bangkok Bank PCL (Local)	2,486,400	17,436
* PTT PCL	1,499,300	17,147
Krung Thai Bank PCL (Foreign)	14,913,137	11,567
PTT Global Chemical PCL (Foreign)	4,225,236	11,335
Charoen Pokphand Foods PCL (Foreign)	8,304,300	9,677
Siam Cement PCL NVDR	597,000	8,888
* PTT Global Chemical PCL (Local)	3,306,800	8,871
* Central Pattana PCL (Local)	2,911,843	8,322
* Airports of Thailand PCL	1,986,700	7,027
Charoen Pokphand Foods PCL	5,634,400	6,707
* Siam Makro PCL	444,000	6,648
* Bank of Ayudhya PCL (Local)	5,667,100	6,318
Bank of Ayudhya PCL (Foreign)	5,379,779	6,315
Bangkok Dusit Medical Services PCL	1,391,100	6,202
Thai Oil PCL (Foreign)	2,328,100	5,758
BEC World PCL (Foreign)	2,370,905	5,750
* BEC World PCL	2,062,500	5,002
IRPC PCL (Foreign)	28,064,000	4,142

* Bumrungrad Hospital PCL	1,555,400	4,055
Glow Energy PCL (Foreign)	1,446,845	3,831
* Thanachart Capital PCL	2,915,700	3,791
Indorama Ventures PCL (Foreign Shares)	4,205,648	3,702
* CP ALL PCL (Local)	2,256,300	3,538
Banpu PCL	253,740	3,501
* Thai Oil PCL	1,327,800	3,284
BTS Group Holdings PCL - F	11,555,648	3,091
* Banpu PCL (Local)	234,500	3,053
Jasmine International PCL (Foreign)	15,089,900	3,036
* Tisco Financial Group PCL	1,613,600	2,802
Pruksa Real Estate PCL (Foreign)	2,710,500	2,728
* Bangkok Expressway PCL	1,876,200	2,596
* Delta Electronics Thailand PCL	2,151,700	2,560
* IRPC PCL	17,252,000	2,546
* Sino Thai Engineering & Construction PCL	2,689,900	2,526
* Hemaraj Land and Development PCL	20,183,200	2,465
Kiatnakin Bank PCL - FOR	1,456,543	2,430
* Central Plaza Hotel PCL	2,469,500	2,424
* Thai Airways International PCL	2,902,000	2,248
Bangkok Life Assurance PCL NV	952,700	2,228
* Glow Energy PCL	816,900	2,163
Bangchak Petroleum PCL	1,580,100	1,908
* Indorama Ventures PCL	2,150,100	1,893
* Bangkokland PCL	32,422,300	1,849
* Sri Trang Agro-Industry PCL	2,860,800	1,784
Esso Thailand PCL	4,647,300	1,746
LPN Development PCL	2,374,600	1,729
* Supalai PCL	2,613,600	1,682
* Amata Corp. PCL	2,395,900	1,641
Hana Microelectronics PCL (Foreign)	2,059,900	1,617
* Thai Vegetable Oil PCL	1,774,600	1,536
* Thaicom PCL	1,800,000	1,405
Major Cineplex Group PCL	2,057,000	1,387
Quality Houses PCL (Foreign)	12,774,016	1,330
* CH Karnchang PCL	1,968,700	1,321
* Italian-Thai Development PCL	6,406,200	1,288
* PTT Exploration and Production PCL (Local)	223,500	1,245
* STP & I PCL	517,400	1,223
Siam Global House PCL (Foreign)	1,497,360	1,191
* CalComp Electronics Thailand PCL	9,670,800	1,156
* Dynasty Ceramic PCL	644,900	1,125
Thai Tap Water Supply PCL (Foreign)	3,214,600	1,111
TPI Polene PCL	2,212,600	1,098
* Thai Tap Water Supply PCL (Local)	3,163,000	1,094
* Khon Kaen Sugar Industry PCL	2,131,700	1,035
Asian Property Development PCL (Foreign)	3,223,440	1,022
Ticon Industrial Connection PCL	1,820,700	1,020
Sansiri PCL (Foreign)	7,035,464	977
* Golden Land Property Development PCL	1,993,600	964
* SC Asset Corp. PCL	937,100	950
Bangkok Life Assurance PCL	402,900	942
Bangkok Chain Hospital PCL (Foreign)	2,773,960	893
* MCOT PCL	545,500	845
* Polyplex Thailand PCL	1,715,300	834
* Thoresen Thai Agencies PCL	1,368,000	812
* G J Steel PCL	233,466,700	781

* G J Steel PCL (Local)	220,797,600	738
* Energy Earth PCL	2,599,300	720
* Sahaviriya Steel Industries PCL	33,538,460	709
* Krung Thai Bank PCL	877,500	675
* Sansiri PCL (Local)	4,760,200	661
* Rojana Industrial Park PCL (Local)	1,486,800	643
* Vinythai PCL	917,400	627
* Siam Global House PCL (Local)	774,300	616
* Somboon Advance Technology PCL	546,400	609
* GFPT PCL	2,144,600	605
* Siamgas & Petrochemicals PCL	1,279,000	592
* Precious Shipping PCL	1,017,700	560
* Srithai Superware PCL	529,800	550
Loxley PCL	2,606,800	525
* SVI PCL	3,834,100	519
Vibhavadi Medical Center PCL	1,821,400	516
LH Financial Group PCL (Foreign)	10,182,053	512
* Samart Corp. PCL (Local)	1,072,900	489
Bangkok Aviation Fuel Services PCL	709,500	487
Siam Future Development PCL	1,902,200	478
* G Steel PCL (Foreign)	36,098,400	474
* Quality Houses PCL (Local)	4,528,600	468
Bangkok Chain Hospital PCL (Local)	1,430,400	460
Sriracha Construction PCL	329,300	422
Thitikorn PCL	651,700	382
Samart Corp. PCL (Foreign)	810,500	370
* Phatra Securities PCL	265,800	299
Pruksa Real Estate PCL (Local)	290,700	293
Hana Microelectronics PCL	345,500	271
* G Steel PCL (Local)	19,777,400	260
* Asian Property Development PCL	715,600	227
BTS Group Holdings PCL	862,700	226
LH Financial Group PCL (Local)	4,439,900	223
* Kiatnakin Bank PCL	125,700	210
* Jasmine International PCL (Local)	922,700	186
* Rojana Industrial Park PCL Warrants Exp. 07/18/2016	197,933	54
		558,000
Turkey (0.5%)
Turkiye Garanti Bankasi AS	10,434,571	52,327
Akbank TAS	8,138,849	41,157
Turkiye Halk Bankasi AS	2,819,371	27,838
Turkiye Is Bankasi	7,095,977	26,221
BIM Birlesik Magazalar AS	479,243	23,237
* Turkcell Iletisim Hizmetleri AS	3,488,425	21,801
Haci Omer Sabanci Holding AS (Bearer)	3,689,032	21,259
Tupras Turkiye Petrol Rafinerileri AS	564,292	15,566
KOC Holding AS	2,876,902	15,012
Anadolu Efes Biracilik Ve Malt Sanayii AS	934,049	13,953
* Yapi ve Kredi Bankasi AS	3,898,932	11,439
Turk Telekomunikasyon AS	2,384,730	10,000
Turkiye Vakiflar Bankasi Tao	3,411,279	9,968
* Turk Hava Yollari	2,175,972	8,083
Arcelik AS	1,075,749	7,031
Coca-Cola Icecek AS	288,365	7,012
Eregli Demir ve Celik Fabrikalari TAS	4,140,133	5,887
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,813,867	4,975
Enka Insaat ve Sanayi AS	1,616,769	4,855

TAV Havalimanlari Holding AS	742,794	4,623
Koza Altin Isletmeleri AS	186,683	4,595
Ford Otomotiv Sanayi AS	312,786	3,558
Turkiye Sise ve Cam Fabrikalari AS	1,971,002	3,439
Tofas Turk Otomobil Fabrikasi AS	543,087	3,277
Turkiye Sinai Kalkinma Bankasi AS	2,516,155	3,250
* Asya Katilim Bankasi AS	2,177,205	2,761
Ulker Biskuvi Sanayi AS	409,773	2,332
* Koza Anadolu Metal Madencilik Isletmeleri AS	810,122	2,320
* Dogan Sirketler Grubu Holding AS	3,551,534	2,182
Aselsan Elektronik Sanayi Ve Ticaret AS	461,931	2,141
Yazicilar Holding AS Class A	211,683	2,100
* Ihlas Holding AS	2,845,305	1,925
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,105,411	1,893
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	656,275	1,858
Yapi Kredi Sigorta AS	162,652	1,744
Dogus Otomotiv Servis ve Ticaret AS	337,773	1,723
* Sekerbank TAS	1,494,848	1,608
* Albaraka Turk Katilim Bankasi AS	1,464,185	1,584
Akcansa Cimento AS	211,825	1,433
Bizim Toptan Satis Magazalari AS	82,758	1,375
* Trakya Cam Sanayi AS	922,590	1,358
Cimsa Cimento Sanayi VE Tica	205,400	1,198
* NET Holding AS	848,575	1,144
Aksa Akrilik Kimya Sanayii	378,122	1,097
Aksigorta AS	866,870	1,089
Akmerkez Gayrimenkul Yatirim Ortakligi AS	84,229	1,053
Is Gayrimenkul Yatirim Ortakligi AS	1,147,684	1,043
* Akfen Holding AS	177,868	1,032
* Dogan Yayin Holding AS	2,023,846	1,014
Alarko Holding AS	305,020	944
* Akenerji Elektrik Uretim AS	979,516	942
Kartonsan Karton Sanayi ve Ticaret AS	5,744	937
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	277,886	930
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	867
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	718,368	858
* Gubre Fabrikalari TAS	88,019	805
Konya Cimento Sanayii AS	4,023	780
Otokar Otomotiv Ve Savunma Sanayi A.S.	32,800	778
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	846,930	776
* Izmir Demir Celik Sanayi AS	344,237	770
Anadolu Hayat Emeklilik AS	263,952	753
Pinar SUT Mamulleri Sanayii AS	77,617	742
Bagfas Bandirma Gubre Fabrik	21,747	698
* Anadolu Anonim Tuerk Sigorta Sirketi	1,024,508	694
Bursa Cimento Fabrikasi AS	227,824	664
Turcas Petrol AS	307,232	656
Goodyear Lastikleri TAS	18,312	654
* Anadolu Cam Sanayii AS	394,851	649
Saf Gayrimenkul Yatirim Ortakligi AS	1,082,702	628
Baticim Bati Anadolu Cimento Sanayii AS	156,775	616
Vakif Gayrimenkul Yatirim Ortakligi AS	213,706	611
Mardin Cimento Sanayii ve Ticaret AS	194,365	610
Netas Telekomunikasyon AS	101,940	609
Borusan Mannesmann Boru Sanayi ve Ticaret AS	37,645	604
Sinpas Gayrimenkul Yatirim Ortakligi AS	749,726	597
* Zorlu Enerji Elektrik Uretim AS	734,556	581

Eczacibasi Yatirim Holding Ortakligi AS	149,717	531
* Vestel Elektronik Sanayi ve Ticaret AS	497,282	528
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	439,659	527
Adana Cimento Sanayii TAS Class A	231,838	525
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	13,466	481
* Boyner Buyuk Magazacilik	188,104	478
* TAT Konserve Sanayii AS	323,068	439
* Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	17,654	435
* Hurriyet Gazetecilik AS	605,721	324
Is Yatirim Menkul Degerler AS	327,918	322
Fenerbahce Futbol ASA	13,524	312
* Is Finansal Kiralama AS	483,997	278
* Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	277
* Afyon Cimento Sanayi TAS	6,427	264
* Polyester Sanayi AS	329,554	243
* Celebi Hava Servisi AS	16,800	196
		415,283
United Kingdom (15.2%)
HSBC Holdings plc	82,837,889	942,023
BP plc	86,141,528	637,671
Vodafone Group plc	222,458,361	607,131
GlaxoSmithKline plc	22,501,093	514,695
Royal Dutch Shell plc Class A	13,597,715	482,027
British American Tobacco plc	8,791,735	456,926
Royal Dutch Shell plc Class B	11,900,961	432,568
Rio Tinto plc	6,064,235	342,598
Diageo plc	11,338,561	337,532
BHP Billiton plc	9,554,845	327,657
Standard Chartered plc	10,823,638	287,788
BG Group plc	15,369,908	272,802
AstraZeneca plc	5,641,326	272,591
Barclays plc	52,595,228	252,516
Unilever plc	5,806,268	236,512
SABMiller plc	4,328,008	216,111
Tesco plc	36,377,509	205,594
Reckitt Benckiser Group plc	2,944,296	196,157
Anglo American plc London Shares	6,290,030	188,146
National Grid plc	16,457,840	180,209
Xstrata plc	9,508,758	178,080
Prudential plc	11,565,586	175,567
Imperial Tobacco Group plc	4,486,331	166,823
* Lloyds Banking Group plc	190,935,258	156,285
BT Group plc	35,619,073	140,510
Centrica plc	23,514,936	130,578
Rolls-Royce Holdings plc	8,472,686	127,201
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,212,329	113,612
Glencore International plc	17,240,226	107,621
Compass Group plc	8,413,253	101,848
SSE plc	4,270,777	96,128
WPP plc	5,650,243	88,721
ARM Holdings plc	6,238,248	85,453
Shire plc	2,544,868	85,132
BAE Systems plc	14,705,008	79,144
Experian plc	4,569,701	78,172
Aviva plc	13,210,989	76,973
Tullow Oil plc	4,106,767	74,048
Pearson plc	3,688,356	69,799

Old Mutual plc	22,095,107	65,595
Legal & General Group plc	26,737,163	64,569
British Sky Broadcasting Group plc	4,892,878	63,294
Reed Elsevier plc	5,521,744	60,099
Standard Life plc	10,677,752	58,557
Wolseley plc	1,240,318	57,877
* Royal Bank of Scotland Group	9,514,722	51,736
Next plc	744,490	47,893
Smith & Nephew plc	4,067,888	46,908
Kingfisher plc	10,735,288	45,876
Land Securities Group plc	3,536,544	45,044
Associated British Foods plc	1,609,079	44,621
Marks & Spencer Group plc	7,259,650	43,675
Burberry Group plc	1,999,947	42,965
WM Morrison Supermarkets plc	10,417,269	41,435
Randgold Resources Ltd.	395,456	37,249
Capita plc	2,951,882	36,805
InterContinental Hotels Group plc	1,232,304	36,169
Intertek Group plc	728,082	35,898
United Utilities Group plc	3,079,177	35,732
Smiths Group plc	1,772,997	34,497
British Land Co. plc	3,828,577	34,107
RSA Insurance Group plc	16,080,008	33,604
Carnival plc	823,578	33,384
Johnson Matthey plc	925,372	33,210
Whitbread plc	808,516	32,952
Antofagasta plc	1,779,351	32,265
Aggreko plc	1,217,274	30,788
ITV plc	16,831,448	30,593
Petrofac Ltd.	1,175,893	30,506
Weir Group plc	962,198	30,285
J Sainsbury plc	5,537,154	29,011
Sage Group plc	5,591,106	28,630
GKN plc	7,366,331	28,126
G4S plc	6,379,385	28,081
Severn Trent plc	1,081,784	27,825
Tate & Lyle plc	2,114,911	27,254
Bunzl plc	1,500,479	26,962
IMI plc	1,453,753	26,953
Babcock International Group plc	1,628,762	26,820
* Rexam plc	3,562,505	26,483
Resolution Ltd.	6,277,847	26,077
Aberdeen Asset Management plc	3,911,465	24,964
Hammerson plc	3,235,178	24,905
Meggitt plc	3,546,925	24,459
AMEC plc	1,412,575	24,205
Croda International plc	613,817	23,588
Fresnillo plc	813,550	21,387
Travis Perkins plc	1,102,470	21,132
Inmarsat plc	2,031,811	20,773
Informa plc	2,733,062	20,754
Melrose Industries plc	5,426,712	20,093
Invensys plc	3,664,533	20,063
Serco Group plc	2,255,247	19,829
Mondi plc	1,661,250	19,682
William Hill plc	3,205,848	19,557
John Wood Group plc	1,514,994	19,322

	Spectris plc	531,412	18,615
	Persimmon plc	1,371,351	18,332
	3i Group plc	4,371,383	18,267
	Investec plc	2,465,089	18,042
	Admiral Group plc	920,630	17,878
	Pennon Group plc	1,647,132	17,664
	Drax Group plc	1,810,509	17,014
	Taylor Wimpey plc	14,603,837	16,476
	Cobham plc	4,907,212	16,473
	Rotork plc	390,614	16,404
*	Berkeley Group Holdings plc	565,413	16,396
	Ashtead Group plc	2,277,729	16,391
	Schroders plc (Voting Shares)	510,614	15,691
*	Barratt Developments plc	4,422,764	15,259
	London Stock Exchange Group plc	794,823	15,181
	Inchcape plc	1,977,176	14,836
	DS Smith plc	4,194,427	14,733
	Capital Shopping Centres Group plc	2,544,035	14,370
	Provident Financial plc	623,505	14,265
	Derwent London plc	416,537	14,247
*	Premier Oil plc	2,401,172	14,218
	Ladbrokes plc	4,116,674	13,861
	Aegis Group plc	3,710,647	13,811
	Amlin plc	2,258,845	13,740
*	ASOS plc	333,831	13,673
	Hiscox Ltd.	1,767,975	13,286
	Balfour Beatty plc	3,127,455	13,150
	UBM plc	1,103,719	13,147
	Segro plc	3,333,937	13,120
	ICAP plc	2,482,182	12,837
	Catlin Group Ltd.	1,546,832	12,832
	Daily Mail & General Trust plc	1,322,273	12,566
	Spirax-Sarco Engineering plc	351,399	12,541
	Halma plc	1,700,621	12,422
	Booker Group plc	7,438,007	12,397
	Cairn Energy plc	2,708,942	12,312
	Telecity Group plc	915,459	12,299
^,* Gulf Keystone Petroleum Ltd.		3,769,578	12,234
	Great Portland Estates plc	1,560,267	12,026
	Rightmove plc	451,281	11,989
	Hargreaves Lansdown plc	1,080,072	11,832
	Capital & Counties Properties plc	3,075,749	11,798
	Henderson Group plc	4,748,935	11,665
^,* Lonmin plc		2,039,879	11,647
	IG Group Holdings plc	1,639,419	11,603
	Rentokil Initial plc	8,152,880	11,537
*	Afren plc	4,958,823	11,296
	Man Group plc	7,970,480	11,186
	Kazakhmys plc	952,039	11,020
	Aveva Group plc	310,247	10,631
	easyJet plc	717,265	10,584
	Close Brothers Group plc	668,677	10,512
	Greene King plc	992,753	10,496
	Intermediate Capital Group plc	1,820,185	10,203
	Shaftesbury plc	1,141,813	9,998
	Bellway plc	550,981	9,692
	Lancashire Holdings Ltd.	726,003	9,444

Stagecoach Group plc	1,939,944	9,422
Carillion plc	1,938,390	9,373
TUI Travel plc	2,014,232	9,279
Debenhams plc	5,757,339	9,244
Vedanta Resources plc	481,459	9,194
Ashmore Group plc	1,606,614	9,104
AZ Electronic Materials SA	1,534,770	9,091
Hays plc	6,311,572	8,903
QinetiQ Group plc	2,973,227	8,865
* Ophir Energy plc	1,086,584	8,822
Victrex plc	362,911	8,812
Howden Joinery Group plc	2,935,954	8,726
Filtrona plc	949,208	8,666
Michael Page International plc	1,312,183	8,473
TalkTalk Telecom Group plc	2,256,047	8,458
Ultra Electronics Holdings plc	316,291	8,249
Hikma Pharmaceuticals plc	624,764	7,988
Britvic plc	1,105,304	7,867
PZ Cussons plc	1,260,374	7,770
* Imagination Technologies Group plc	960,873	7,767
* BTG plc	1,473,083	7,743
Electrocomponents plc	1,973,764	7,718
Hunting plc	567,308	7,624
Spirent Communications plc	2,994,552	7,620
Berendsen plc	786,458	7,613
BBA Aviation plc	2,151,434	7,567
Mitie Group plc	1,676,764	7,493
Cable & Wireless Communications plc	11,429,648	7,402
International Personal Finance plc	1,151,592	7,372
Jardine Lloyd Thompson Group plc	589,368	7,338
* Dixons Retail plc	16,547,897	7,219
Vesuvius plc	1,244,924	7,144
Evraz plc	1,515,376	6,939
^ Home Retail Group plc	3,645,400	6,935
Elementis plc	2,057,721	6,889
Beazley plc	2,363,463	6,875
Jupiter Fund Management plc	1,328,380	6,842
Firstgroup plc	2,195,289	6,746
* Alent plc	1,249,126	6,631
St. James's Place plc	900,877	6,602
National Express Group plc	1,944,414	6,402
De La Rue plc	447,089	6,385
Bodycote plc	860,096	6,299
Micro Focus International plc	646,300	6,252
Millennium & Copthorne Hotels plc	725,490	6,243
^ WH Smith plc	586,424	6,194
WS Atkins plc	465,243	6,118
Paragon Group of Cos. plc	1,363,783	6,074
Genus plc	268,736	6,051
Eurasian Natural Resources Corp. plc	1,151,421	6,019
Senior plc	1,875,979	5,985
* Soco International plc	983,374	5,961
* EnQuest plc	2,884,288	5,909
Bovis Homes Group plc	600,276	5,700
Regus plc	3,003,037	5,633
Premier Farnell plc	1,663,340	5,587
Morgan Crucible Co. plc	1,255,801	5,529

	Marston's plc	2,561,625	5,433
^,* African Minerals Ltd.		1,104,318	5,351
	Restaurant Group plc	896,223	5,347
	Playtech Ltd.	718,813	5,280
	SIG plc	2,508,306	5,251
	Domino Printing Sciences plc	502,436	5,248
	Bwin.Party Digital Entertainment plc	2,960,589	5,230
	Londonmetric Property plc	2,971,351	5,206
	Fenner plc	861,644	5,182
^	Hochschild Mining plc	769,456	5,159
*	Sports Direct International plc	808,231	5,063
	RPC Group plc	737,440	5,020
	Dunelm Group plc	415,167	4,998
*	Mitchells & Butlers plc	943,644	4,978
	Halfords Group plc	909,100	4,912
	Renishaw plc	165,614	4,911
	Domino's Pizza Group plc	588,941	4,806
	United Drug plc	1,094,026	4,765
	Galliford Try plc	363,213	4,739
	Homeserve plc	1,285,054	4,724
	Savills plc	597,871	4,694
	Abcam plc	757,145	4,676
	Dignity plc	251,106	4,646
	Diploma plc	516,455	4,562
	Pace plc	1,253,267	4,483
	Synergy Health plc	251,887	4,386
	Ferrexpo plc	1,082,976	4,370
	CSR plc	760,097	4,354
	ITE Group plc	1,068,877	4,340
^,* Thomas Cook Group plc		4,047,994	4,327
	Rathbone Brothers plc	200,122	4,264
	N Brown Group plc	716,865	4,193
	Laird plc	1,179,643	4,179
	Interserve plc	587,089	4,131
	Petropavlovsk plc	748,542	4,127
	Fidessa Group plc	167,948	4,094
*	Centamin plc	4,560,076	4,080
	Devro plc	740,373	4,001
	Synthomer plc	1,261,052	3,967
	Phoenix Group Holdings	384,630	3,912
	Kier Group plc	182,402	3,902
	Dairy Crest Group plc	590,987	3,897
	Chemring Group plc	854,733	3,854
	Tullett Prebon plc	1,007,829	3,829
	Hansteen Holdings plc	2,827,730	3,774
^	Betfair Group plc	357,019	3,766
	Brewin Dolphin Holdings plc	1,131,719	3,751
*	Redrow plc	1,253,165	3,702
	JD Wetherspoon plc	451,279	3,662
	Grainger plc	1,843,530	3,647
	RPS Group plc	983,103	3,601
	Telecom Plus plc	234,381	3,599
	Go-Ahead Group plc	172,554	3,573
	Greggs plc	464,836	3,523
	Big Yellow Group plc	579,053	3,396
	Moneysupermarket.com Group plc	1,157,375	3,381
	Bank of Georgia Holdings plc	166,018	3,302

	Unite Group plc	730,886	3,297
*	Enterprise Inns plc	2,280,428	3,268
*	Salamander Energy plc	1,118,353	3,247
*	Rockhopper Exploration plc	1,308,250	3,234
	Spirit Pub Co. plc	2,998,090	3,197
^,* Ocado Group plc		1,890,712	3,174
	Keller Group plc	270,147	3,161
*	Monitise plc	5,877,213	3,141
	F&C Asset Management plc	1,829,547	3,061
	African Barrick Gold plc	539,751	3,044
*	Essar Energy plc	1,453,737	3,010
	Computacenter plc	420,288	3,004
	Northgate plc	592,876	2,994
	SDL plc	352,058	2,926
*	Petra Diamonds Ltd.	1,620,177	2,803
*	Colt Group SA	1,632,816	2,740
	Euromoney Institutional Investor plc	190,738	2,693
	Cineworld Group plc	629,595	2,675
	ST Modwen Properties plc	712,213	2,674
*	Heritage Oil plc	844,112	2,670
	Workspace Group plc	514,559	2,656
	Shanks Group plc	1,806,202	2,621
	Kcom Group plc	2,267,036	2,586
*	Amerisur Resources plc	3,622,117	2,579
	Sportingbet plc	2,860,139	2,512
	Hill & Smith Holdings plc	337,544	2,503
^,* Sirius Minerals plc		5,154,877	2,367
	Dialight plc	133,577	2,358
	Sthree plc	441,603	2,351
	Kentz Corp. Ltd.	339,844	2,264
^	Darty plc	2,350,803	2,246
	Mears Group plc	385,083	2,229
*	Vectura Group plc	1,492,040	2,201
^,* Carpetright plc		199,115	2,149
*	Pendragon plc	6,354,736	2,103
*	Bumi plc	374,790	2,047
	Majestic Wine plc	300,468	2,027
	New World Resources plc	434,000	1,996
*	Quintain Estates & Development plc	2,052,742	1,995
	Anglo Pacific Group plc	451,665	1,992
	Stobart Group Ltd.	1,298,994	1,990
*	Xchanging plc	1,009,600	1,945
^,* Pan African Resources plc		6,233,989	1,930
	John Menzies plc	173,107	1,905
	Cape plc	538,354	1,898
^,* Avanti Communications Group plc		428,527	1,863
^,* Xcite Energy Ltd.		1,141,112	1,823
	McBride plc	856,238	1,817
	Primary Health Properties plc	316,255	1,774
	Helical Bar plc	470,418	1,718
^,* Mothercare plc		345,466	1,701
	Chesnara plc	494,217	1,695
	TT electronics plc	659,433	1,682
*	Innovation Group plc	4,212,102	1,636
*	Kofax plc	332,726	1,609
	Morgan Sindall Group plc	172,406	1,559
*	London Mining plc	581,675	1,536

*	Faroe Petroleum plc			721,099	1,532
*	Nanoco Group plc			597,855	1,515
	Speedy Hire plc			2,422,012	1,476
*	IQE plc			2,652,644	1,419
*	BowLeven plc			1,276,398	1,407
*	Premier Foods plc			943,961	1,400
	Highland Gold Mining Ltd.			777,454	1,375
*	SuperGroup plc			141,237	1,361
^,* Blinkx plc				1,444,181	1,342
^	XP Power Ltd.			73,367	1,332
	Lookers plc			992,795	1,248
	888 Holdings plc			663,222	1,203
	Hargreaves Services plc			104,619	1,178
	Clarkson plc			52,977	1,160
	Chime Communications plc			298,932	1,126
*	Gem Diamonds Ltd.			443,307	1,124
*	Valiant Petroleum plc			170,623	1,093
	Rank Group plc			418,962	999
^,* Lonrho plc				6,849,134	947
	Advanced Medical Solutions Group plc			852,289	872
	Andor Technology PLC			137,580	845
*	Borders & Southern Petroleum plc			1,799,514	768
^	Redefine International PLC			1,342,051	753
	Costain Group plc			164,626	690
^,* Patagonia Gold plc				2,141,887	637
^,* Falkland Oil & Gas Ltd.				1,255,604	631
	Avocet Mining plc			713,070	594
*	West African Minerals Corp.			687,949	557
*	Circle Oil plc			1,926,242	493
*	RusPetro plc			542,826	424
	Cupid plc			139,071	408
^,* JKX Oil & Gas plc				401,296	350
*	Phoenix Group Holdings Rights Exp. 02/15/2013			74,904	166
^	Immunodiagnostic Systems Holdings plc			16,924	82
					13,074,868
Total Common Stocks (Cost $78,259,304)					85,644,486
		Coupon
Temporary Cash Investments (3.0%)[1]
Money Market Fund (3.0%)
[4,5] Vanguard Market Liquidity Fund		0.143%		2,547,154,943	2,547,155

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[6,7,8]Fannie Mae Discount Notes		0.097%	3/27/13	20,900	20,895
[6,7,8]Fannie Mae Discount Notes		0.100%	4/3/13	5,000	4,999
[6,8] Fannie Mae Discount Notes		0.095%	4/24/13	3,000	2,999
[8,9]	Federal Home Loan Bank Discount Notes	0.140%	2/13/13	2,000	2,000
					30,893
Total Temporary Cash Investments (Cost $2,578,050)					2,578,048
Total Investments (102.5%) (Cost $80,837,354)					88,222,534
Other Assets and Liabilities-Net (-2.5%)[5]					(2,131,248)
Net Assets (100%)					86,091,286

Securities with a market value of less than $500 are displayed with a dash.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,748,494,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After living effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $89,905,000, representing 0.1% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,865,970,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $20,695,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $7,296,000 have been segregated as collateral for open forward currency contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Stock Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	10,968,131	—	964
Common Stocks—Other	301,627	74,365,252	8,512
Temporary Cash Investments	2,547,155	30,893	—
Futures Contracts—Liabilities[1]	(1,229)	—	—
Forward Currency Contracts—Assets	—	3,480	—
Forward Currency Contracts—Liabilities	—	(10,088)	—
Total	13,815,684	74,389,537	9,476
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Total International Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	March 2013	1,350	133,988	7,882
Dow Jones EURO STOXX 50 Index	March 2013	3,290	121,069	3,851
Topix Index	March 2013	873	89,682	13,451
S&P ASX 200 Index	March 2013	452	57,106	2,896

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	3/20/13	GBP	79,536 USD	128,597	(2,528)
Brown Brothers Harriman & Co.	3/20/13	EUR	86,346 USD	113,757	3,480
Brown Brothers Harriman & Co.	3/12/13	JPY	6,956,559 USD	83,633	(7,385
Brown Brothers Harriman & Co.	3/26/13	AUD	52,219 USD	54,427	(175)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2013, the cost of investment securities for tax purposes was $81,054,986,000. Net unrealized appreciation of investment securities for tax purposes was $7,167,548,000, consisting of unrealized gains of $14,019,763,000 on securities that had risen in value since their purchase and $6,852,215,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (56.2%)
Vanguard Total Stock Market Index Fund Investor Shares	124,444,268	4,679,105

International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Investor Shares	128,566,494	1,990,209

Bond Fund (19.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	152,366,563	1,657,748

Total Investments (100.0%) (Cost $6,322,607)		8,327,062
Other Assets and Liabilities-Net (0.0%)		2,403
Net Assets (100%)		8,329,465

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2013, the cost of investment securities for tax purposes was $6,322,607,000. Net unrealized appreciation of investment securities for tax purposes was $2,004,455,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (14.2%)
Vanguard Total Stock Market Index Fund Investor Shares	10,591,043	398,223

International Stock Fund (6.2%)
Vanguard Total International Stock Index Fund Investor Shares	11,241,604	174,020

Bond Fund (79.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	205,188,511	2,232,451

Total Investment Companies (Cost $2,640,215)		2,804,694
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.143% (Cost $2,380)	2,380,092	2,380

Total Investments (100.0%) (Cost $2,642,595)		2,807,074
Other Assets and Liabilities-Net (0.0%)		(602)
Net Assets (100%)		2,806,472

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2013, the cost of investment securities for tax purposes was $2,642,595,000. Net unrealized appreciation of investment securities for tax purposes was $164,479,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (28.2%)
Vanguard Total Stock Market Index Fund Investor Shares	57,667,024	2,168,280

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	60,312,229	933,633

Bond Fund (59.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	422,991,255	4,602,145

Total Investment Companies (Cost $6,734,655)		7,704,058
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.143% (Cost $267)	267,000	267

Total Investments (100.0%) (Cost $6,734,922)		7,704,325
Other Assets and Liabilities-Net (0.0%)		(1,783)
Net Assets (100%)		7,702,542

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2013, the cost of investment securities for tax purposes was $6,734,922,000. Net unrealized appreciation of investment securities for tax purposes was $969,403,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (42.2%)
Vanguard Total Stock Market Index Fund Investor Shares	103,713,986	3,899,646

International Stock Fund (18.0%)
Vanguard Total International Stock Index Fund Investor Shares	107,635,926	1,666,204

Bond Fund (39.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	338,700,556	3,685,062

Total Investments (100.0%) (Cost $7,315,983)		9,250,912
Other Assets and Liabilities-Net (0.0%)		(2,468)
Net Assets (100%)		9,248,444

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2013, the cost of investment securities for tax purposes was $7,315,983,000. Net unrealized appreciation of investment securities for tax purposes was $1,934,929,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (8.9%)
BHP Billiton Ltd.	3,614,735	142,176
Commonwealth Bank of Australia	1,784,846	120,075
Westpac Banking Corp.	3,452,854	101,013
Australia & New Zealand Banking Group Ltd.	3,044,713	84,564
National Australia Bank Ltd.	2,548,251	72,816
Woolworths Ltd.	1,381,455	45,005
Wesfarmers Ltd.	1,128,385	44,282
Rio Tinto Ltd.	488,718	33,942
CSL Ltd.	566,334	32,419
Westfield Group	2,407,980	28,101
Woodside Petroleum Ltd.	739,084	27,378
Telstra Corp. Ltd.	4,878,459	23,417
Newcrest Mining Ltd.	857,908	21,014
AMP Ltd.	3,242,497	18,000
QBE Insurance Group Ltd.	1,324,566	16,497
Origin Energy Ltd.	1,222,352	16,058
Suncorp Group Ltd.	1,441,966	15,982
Brambles Ltd.	1,745,086	14,740
Macquarie Group Ltd.	362,599	14,584
Santos Ltd.	1,069,346	13,359
Insurance Australia Group Ltd.	2,327,905	12,180
Amcor Ltd.	1,351,251	11,837
Orica Ltd.	409,776	10,958
Westfield Retail Trust	3,252,816	10,894
AGL Energy Ltd.	612,298	9,846
Transurban Group	1,476,264	9,396
Coca-Cola Amatil Ltd.	641,114	9,253
Goodman Group	1,911,738	8,967
Stockland	2,474,255	8,897
Aurizon Holdings Ltd.	2,031,253	8,417
Fortescue Metals Group Ltd.	1,566,382	7,683
ASX Ltd.	196,359	7,174
Lend Lease Group	610,654	6,601
Mirvac Group	3,845,291	6,382
GPT Group	1,587,105	6,279
Incitec Pivot Ltd.	1,828,839	6,167
WorleyParsons Ltd.	231,307	6,099
Sonic Healthcare Ltd.	419,212	5,974
Dexus Property Group	5,170,586	5,637
APA Group	930,995	5,602
Asciano Ltd.	1,097,083	5,534
Crown Ltd.	451,054	5,450
Computershare Ltd.	496,160	5,426
Cochlear Ltd.	64,135	5,398
James Hardie Industries plc	489,556	5,202
Tatts Group Ltd.	1,521,052	5,163
^ Iluka Resources Ltd.	467,752	4,741
CFS Retail Property Trust Group	2,212,080	4,617
Ramsay Health Care Ltd.	146,853	4,524

ALS Ltd.	380,719	4,476
Boral Ltd.	848,779	4,352
Bendigo and Adelaide Bank Ltd.	443,679	4,268
Toll Holdings Ltd.	762,264	4,202
Metcash Ltd.	987,128	3,922
Federation Centres	1,518,880	3,688
Leighton Holdings Ltd.	170,002	3,675
Treasury Wine Estates Ltd.	721,605	3,581
Alumina Ltd.	2,741,447	3,167
Echo Entertainment Group Ltd.	831,951	3,117
Caltex Australia Ltd.	151,644	3,077
Tabcorp Holdings Ltd.	822,031	2,616
OZ Minerals Ltd.	338,966	2,458
SP AusNet	1,852,724	2,224
* Qantas Airways Ltd.	1,253,986	2,005
^ Flight Centre Ltd.	62,052	1,967
Sims Metal Management Ltd.	185,056	1,801
Whitehaven Coal Ltd.	506,686	1,738
^ Harvey Norman Holdings Ltd.	601,813	1,232
Sydney Airport	210,364	697
* BGP Holdings PLC	7,179,555	—
		1,153,983
Austria (0.3%)
* Erste Group Bank AG	242,610	8,164
OMV AG	165,259	6,808
Andritz AG	81,187	5,341
IMMOFINANZ AG	1,039,584	4,554
Voestalpine AG	122,801	4,502
Raiffeisen Bank International AG	55,166	2,478
Vienna Insurance Group AG Wiener Versicherung Gruppe	42,684	2,255
Telekom Austria AG	250,466	1,857
Verbund AG	77,242	1,646
		37,605
Belgium (1.1%)
Anheuser-Busch InBev NV	900,356	79,222
Solvay SA Class A	66,501	10,448
KBC Groep NV	265,115	10,437
Ageas	258,351	8,533
Groupe Bruxelles Lambert SA	90,355	7,541
UCB SA	123,302	7,117
Umicore SA	127,781	6,648
Delhaize Group SA	113,783	5,399
Belgacom SA	171,394	5,229
Colruyt SA	84,818	4,114
Telenet Group Holding NV	57,171	2,695
		147,383
Denmark (1.2%)
Novo Nordisk A/S Class B	456,549	84,047
* Danske Bank A/S	735,993	14,103
Carlsberg A/S Class B	119,758	12,810
AP Moeller - Maersk A/S Class B	1,476	11,775
Novozymes A/S	273,174	8,952
Coloplast A/S Class B	127,156	6,708
DSV A/S	211,562	5,424
AP Moeller - Maersk A/S Class A	617	4,666
TDC A/S	553,607	4,243

* William Demant Holding A/S	29,546	2,589
Tryg A/S	27,304	2,146
		157,463
Finland (0.8%)
Sampo	469,809	16,866
^ Nokia Oyj	4,193,213	16,458
Kone Oyj Class B	174,217	14,372
Fortum Oyj	498,597	9,330
Wartsila OYJ Abp	188,418	8,954
UPM-Kymmene Oyj	589,064	7,203
Metso Oyj	143,368	6,411
Nokian Renkaat Oyj	125,058	5,377
Stora Enso Oyj	615,999	4,393
Elisa Oyj	158,692	3,774
Orion Oyj Class B	108,541	3,029
Pohjola Bank plc Class A	156,118	2,671
Kesko Oyj Class B	71,783	2,349
Neste Oil Oyj	142,508	2,274
		103,461
France (9.5%)
Sanofi	1,336,899	130,330
Total SA	2,386,240	129,317
BNP Paribas SA	1,124,361	70,548
LVMH Moet Hennessy Louis Vuitton SA	284,872	53,635
Danone SA	648,890	44,951
Schneider Electric SA	589,154	44,822
Air Liquide SA	349,703	44,648
L'Oreal SA	270,379	40,150
AXA SA	1,982,250	36,702
* Societe Generale SA	787,453	35,558
Vivendi SA	1,458,640	31,238
Pernod-Ricard SA	237,971	29,788
GDF Suez	1,431,806	29,372
Vinci SA	516,165	26,275
Unibail-Rodamco SE	103,197	24,372
France Telecom SA	2,076,632	23,584
Cie Generale d'Optique Essilor International SA	226,753	23,113
European Aeronautic Defence and Space Co. NV	463,647	21,736
Carrefour SA	675,043	19,246
ArcelorMittal	1,119,446	19,209
Cie Generale des Etablissements Michelin	204,245	18,996
Cie de St-Gobain	447,025	18,395
PPR	84,681	18,212
Publicis Groupe SA	198,303	12,977
Renault SA	215,246	12,974
Lafarge SA	209,728	12,808
Technip SA	113,794	12,322
Legrand SA	265,491	12,045
Safran SA	256,920	11,800
* Credit Agricole SA	1,119,885	11,070
Christian Dior SA	61,107	10,671
SES SA	340,831	10,431
Alstom SA	231,413	10,258
Sodexo	105,896	9,440
Cap Gemini SA	165,702	7,985
Arkema SA	69,856	7,920

Gemalto NV	88,596	7,886
Dassault Systemes SA	69,966	7,780
Bureau Veritas SA	61,932	7,413
Accor SA	165,865	6,475
Vallourec SA	116,049	6,297
STMicroelectronics NV	716,631	6,195
Casino Guichard Perrachon SA	63,258	6,195
Edenred	190,304	6,098
Bouygues SA	211,993	6,015
Groupe Eurotunnel SA	631,526	5,370
SCOR SE	183,862	5,294
Electricite de France SA	270,771	5,198
* Cie Generale de Geophysique - Veritas	178,543	5,172
Eutelsat Communications SA	147,413	5,064
Veolia Environnement SA	379,132	4,854
Lagardere SCA	131,878	4,767
Iliad SA	25,498	4,724
AtoS	61,435	4,490
Klepierre	111,460	4,392
Societe BIC SA	32,014	4,308
Zodiac Aerospace	38,158	4,178
Suez Environnement Co.	314,222	4,155
Natixis	1,035,385	4,103
Wendel SA	36,770	3,989
Thales SA	101,962	3,672
Remy Cointreau SA	25,058	3,197
CNP Assurances	180,680	2,987
Gecina SA	24,679	2,795
Aeroports de Paris	33,401	2,753
Rexel SA	122,230	2,599
Imerys SA	38,024	2,514
Fonciere Des Regions	29,325	2,476
ICADE	26,425	2,331
JCDecaux SA	73,940	2,065
^,* Peugeot SA	256,359	1,998
Eurazeo	33,177	1,750
		1,238,447
Germany (8.7%)
BASF SE	1,029,637	104,283
Siemens AG	922,359	101,058
Bayer AG	927,027	91,482
SAP AG	1,032,746	84,693
Allianz SE	510,399	73,032
Daimler AG (Registered)	937,433	54,561
Deutsche Bank AG	1,041,979	53,891
Volkswagen AG Prior Pfd.	162,121	40,138
Deutsche Telekom AG	3,148,F29	38,683
Linde AG	207,389	37,802
Bayerische Motoren Werke AG	371,165	37,383
Muenchener Rueckversicherungs AG	201,070	36,928
E.ON SE	2,018,980	35,107
Deutsche Post AG	1,015,824	23,854
Adidas AG	234,535	21,781
RWE AG	548,584	20,628
Henkel AG & Co. KGaA Prior Pfd.	199,665	17,628
Fresenius SE & Co. KGaA	139,524	16,969
Fresenius Medical Care AG & Co. KGaA	236,978	16,704

Porsche Automobil Holding SE Prior Pfd.	171,810	14,959
Continental AG	123,472	14,491
Deutsche Boerse AG	216,688	14,268
Infineon Technologies AG	1,218,586	10,991
Henkel AG & Co. KGaA	145,677	10,806
* ThyssenKrupp AG	432,566	10,500
Merck KGaA	72,506	10,081
HeidelbergCement AG	157,760	9,945
Beiersdorf AG	113,164	9,932
* Commerzbank AG	4,256,343	9,320
K&S AG	192,545	8,680
Brenntag AG	57,640	8,206
Kabel Deutschland Holding AG	99,123	8,032
Lanxess AG	93,089	7,863
Volkswagen AG	33,053	7,636
GEA Group AG	195,769	7,093
MAN SE	47,186	5,687
* QIAGEN NV	263,307	5,528
Hannover Rueckversicherung AG	67,877	5,480
Deutsche Lufthansa AG	255,564	5,076
DaimlerChrysler AG	79,466	4,609
Metro AG	145,473	4,493
Bayerische Motoren Werke AG Prior Pfd.	58,196	3,979
Suedzucker AG	91,186	3,901
ProSiebenSat.1 Media AG Prior Pfd.	98,024	3,343
Hugo Boss AG	27,585	3,241
United Internet AG	108,721	2,528
Fraport AG Frankfurt Airport Services Worldwide	41,430	2,511
* Hochtief AG	34,518	2,253
Axel Springer AG	44,641	2,086
Salzgitter AG	44,029	2,052
Celesio AG	96,367	1,750
RWE AG Prior Pfd.	44,347	1,563
		1,129,488
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	226,874	5,894
OPAP SA	253,294	2,193
		8,087
Hong Kong (3.1%)
AIA Group Ltd.	12,151,256	48,339
Sun Hung Kai Properties Ltd.	1,759,728	28,910
Hutchison Whampoa Ltd.	2,390,399	26,718
Cheung Kong Holdings Ltd.	1,558,824	25,566
Hong Kong Exchanges and Clearing Ltd.	1,223,516	23,211
CLP Holdings Ltd.	1,981,920	16,841
Hong Kong & China Gas Co. Ltd.	5,844,221	16,562
Wharf Holdings Ltd.	1,699,575	15,013
BOC Hong Kong Holdings Ltd.	4,153,949	14,334
Hang Seng Bank Ltd.	855,790	14,014
Sands China Ltd.	2,702,810	13,639
Power Assets Holdings Ltd.	1,558,302	13,502
Link REIT	2,556,503	13,291
* Galaxy Entertainment Group Ltd.	2,354,864	10,611
Swire Pacific Ltd. Class A	761,967	9,780
Hang Lung Properties Ltd.	2,511,605	9,484
Li & Fung Ltd.	6,557,264	9,196

Henderson Land Development Co. Ltd.	1,073,903	7,732
New World Development Co. Ltd.	4,136,025	7,607
MTR Corp. Ltd.	1,624,108	6,704
Sino Land Co. Ltd.	3,322,400	6,212
SJM Holdings Ltd.	2,184,457	5,964
Wheelock & Co. Ltd.	1,021,132	5,754
Bank of East Asia Ltd.	1,377,966	5,664
* Wynn Macau Ltd.	1,737,136	4,874
Swire Properties Ltd.	1,307,355	4,788
Kerry Properties Ltd.	804,729	4,345
Shangri-La Asia Ltd.	1,756,913	4,158
Hysan Development Co. Ltd.	714,359	3,597
Cheung Kong Infrastructure Holdings Ltd.	557,498	3,540
First Pacific Co. Ltd.	2,372,808	3,056
NWS Holdings Ltd.	1,608,318	2,870
ASM Pacific Technology Ltd.	224,037	2,830
Yue Yuen Industrial Holdings Ltd.	835,062	2,797
Hopewell Holdings Ltd.	631,601	2,606
Cathay Pacific Airways Ltd.	1,329,747	2,581
MGM China Holdings Ltd.	1,058,051	2,502
HKT Trust / HKT Ltd.	2,538,279	2,366
Wing Hang Bank Ltd.	200,881	2,106
PCCW Ltd.	4,461,497	1,973
Orient Overseas International Ltd.	242,431	1,699
		407,336
Ireland (0.3%)
CRH plc	810,037	17,475
Kerry Group plc Class A	167,436	8,783
* Elan Corp. plc	561,599	5,925
WPP plc ADR	19,184	1,505
Ryanair Holdings plc ADR	30,148	1,174
Ryanair Holdings plc	65,012	485
* Prothena Corp. plc	1	—
		35,347
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,055,645	40,112
Israel Chemicals Ltd.	499,915	6,640
* Bank Hapoalim BM	1,177,470	4,964
* Bank Leumi Le-Israel BM	1,398,335	4,672
Bezeq The Israeli Telecommunication Corp. Ltd.	2,134,156	2,501
* NICE Systems Ltd.	66,706	2,451
* Mellanox Technologies Ltd.	40,530	2,059
Israel Corp. Ltd.	2,575	1,762
* Mizrahi Tefahot Bank Ltd.	137,481	1,456
Delek Group Ltd.	5,017	1,239
		67,856
Italy (2.3%)
Eni SPA	2,851,792	71,231
Enel SPA	7,379,049	32,174
* UniCredit SPA	4,541,936	29,319
Assicurazioni Generali SPA	1,310,114	25,080
Intesa Sanpaolo SPA (Registered)	11,294,767	23,023
Fiat Industrial SPA	958,361	12,333
Tenaris SA	529,102	11,099
Telecom Italia SPA (Registered)	10,530,197	10,449
Snam SPA	1,898,576	9,595

	Luxottica Group SPA	184,166	8,500
	Saipem SPA	296,413	8,417
	Atlantia SPA	371,019	6,851
	Terna Rete Elettrica Nazionale SPA	1,467,684	6,179
*	Fiat SPA	984,438	6,026
	Telecom Italia SPA (Bearer)	6,778,360	5,791
	Unione di Banche Italiane SCPA	956,823	4,994
	Prysmian SPA	227,588	4,864
	Mediobanca SPA	578,385	4,257
*	Banco Popolare SC	1,973,630	4,112
	Enel Green Power SPA	1,960,044	4,042
	Pirelli & C. SPA	266,912	3,274
*	Finmeccanica SPA	454,976	2,990
^,* Banca Monte dei Paschi di Siena SPA		7,142,173	2,386
	Exor SPA	71,244	2,106
	Intesa Sanpaolo SPA (Bearer)	1,041,352	1,767
			300,859
Japan (19.5%)
	Toyota Motor Corp.	3,092,250	147,700
	Mitsubishi UFJ Financial Group Inc.	14,284,792	81,240
	Honda Motor Co. Ltd.	1,827,556	69,080
	Sumitomo Mitsui Financial Group Inc.	1,505,883	60,482
	Mizuho Financial Group Inc.	25,616,897	51,131
	Canon Inc.	1,270,911	46,281
	Takeda Pharmaceutical Co. Ltd.	885,222	45,489
	Softbank Corp.	1,062,474	37,858
	Mitsubishi Estate Co. Ltd.	1,402,650	33,972
	FANUC Corp.	214,838	33,526
	Mitsubishi Corp.	1,575,509	33,239
	Japan Tobacco Inc.	1,008,909	31,479
	Hitachi Ltd.	5,199,269	30,853
	Mitsui & Co. Ltd.	1,948,355	29,447
	Nissan Motor Co. Ltd.	2,788,044	28,546
	Shin-Etsu Chemical Co. Ltd.	460,216	28,149
	Komatsu Ltd.	1,047,279	27,853
	NTT DOCOMO Inc.	17,138	25,983
	East Japan Railway Co.	380,774	25,705
	Seven & I Holdings Co. Ltd.	845,108	25,673
	Astellas Pharma Inc.	498,784	25,391
	Nippon Steel & Sumitomo Metal Corp.	8,521,996	23,589
	Nomura Holdings Inc.	4,070,731	23,302
	Tokio Marine Holdings Inc.	776,385	22,928
	KDDI Corp.	301,619	22,442
	Mitsui Fudosan Co. Ltd.	939,486	21,476
	Nippon Telegraph & Telephone Corp.	489,673	20,508
	Denso Corp.	545,644	20,443
	Toshiba Corp.	4,508,301	20,074
	Bridgestone Corp.	730,054	19,147
	ITOCHU Corp.	1,685,765	19,065
	Mitsubishi Heavy Industries Ltd.	3,399,353	18,177
	Mitsubishi Electric Corp.	2,163,924	17,934
	Kao Corp.	589,969	16,924
	Sony Corp.	1,127,080	16,859
	Sumitomo Corp.	1,261,592	16,319
	Panasonic Corp.	2,475,273	16,294
	Fast Retailing Co. Ltd.	59,455	15,623
	Kyocera Corp.	171,730	15,555

JX Holdings Inc.	2,520,157	14,868
Inpex Corp.	2,455	14,214
Keyence Corp.	51,065	14,167
Central Japan Railway Co.	161,895	14,160
Kubota Corp.	1,225,706	14,000
Murata Manufacturing Co. Ltd.	226,828	13,988
Dai-ichi Life Insurance Co. Ltd.	9,544	13,677
Marubeni Corp.	1,854,013	13,618
Otsuka Holdings Co. Ltd.	405,949	13,095
Tokyo Gas Co. Ltd.	2,740,627	12,924
Sumitomo Mitsui Trust Holdings Inc.	3,488,806	12,886
Daiichi Sankyo Co. Ltd.	754,134	12,768
ORIX Corp.	117,240	12,542
Eisai Co. Ltd.	282,339	12,344
Sumitomo Realty & Development Co. Ltd.	400,818	12,221
Kirin Holdings Co. Ltd.	972,425	12,151
MS&AD Insurance Group Holdings	567,475	11,886
JFE Holdings Inc.	551,281	11,767
Secom Co. Ltd.	235,143	11,729
Nintendo Co. Ltd.	118,977	11,592
Nikon Corp.	381,733	10,915
Daiwa Securities Group Inc.	1,865,789	10,852
Suzuki Motor Corp.	408,887	10,729
Daiwa House Industry Co. Ltd.	572,132	10,514
Nitto Denko Corp.	185,370	10,484
SMC Corp.	60,502	10,472
FUJIFILM Holdings Corp.	519,273	10,354
Daikin Industries Ltd.	262,176	10,018
Ajinomoto Co. Inc.	724,253	9,824
Sumitomo Electric Industries Ltd.	846,509	9,530
Toray Industries Inc.	1,648,923	9,518
Hoya Corp.	488,336	9,429
Resona Holdings Inc.	2,117,086	9,428
Asahi Group Holdings Ltd.	432,446	9,191
Sumitomo Metal Mining Co. Ltd.	588,019	9,145
Chubu Electric Power Co. Inc.	723,436	9,138
Fuji Heavy Industries Ltd.	656,172	8,875
NKSJ Holdings Inc.	417,852	8,785
Fujitsu Ltd.	2,085,221	8,444
Isuzu Motors Ltd.	1,329,312	8,337
Tokyo Electron Ltd.	192,069	8,259
* Mazda Motor Corp.	3,025,455	8,184
Asahi Kasei Corp.	1,413,069	8,155
Kansai Electric Power Co. Inc.	839,509	7,998
T&D Holdings Inc.	647,927	7,994
Daito Trust Construction Co. Ltd.	81,080	7,989
Nippon Building Fund Inc.	772	7,968
Ricoh Co. Ltd.	708,542	7,888
Osaka Gas Co. Ltd.	2,101,036	7,881
Aeon Co. Ltd.	672,196	7,624
West Japan Railway Co.	190,615	7,517
Asahi Glass Co. Ltd.	1,129,839	7,496
^ Kintetsu Corp.	1,821,398	7,484
Terumo Corp.	170,582	7,461
Oriental Land Co. Ltd.	55,947	7,439
Rakuten Inc.	814,687	7,436
* NEC Corp.	2,901,384	7,079

Yamato Holdings Co. Ltd.	420,351	7,065
Aisin Seiki Co. Ltd.	214,896	7,039
Mitsubishi Chemical Holdings Corp.	1,518,615	7,032
Odakyu Electric Railway Co. Ltd.	700,360	7,016
Hankyu Hanshin Holdings Inc.	1,284,636	7,010
Nidec Corp.	122,168	6,983
LIXIL Group Corp.	298,687	6,941
Tokyu Corp.	1,276,264	6,940
Unicharm Corp.	127,926	6,785
Japan Real Estate Investment Corp.	661	6,683
Sekisui House Ltd.	605,514	6,664
JGC Corp.	232,766	6,599
Bank of Yokohama Ltd.	1,361,925	6,505
Yahoo Japan Corp.	16,374	6,421
Tobu Railway Co. Ltd.	1,141,173	6,128
Makita Corp.	125,053	6,090
Toyota Industries Corp.	183,188	6,083
Shionogi & Co. Ltd.	335,793	6,001
Toyota Tsusho Corp.	238,950	5,683
Shimano Inc.	82,934	5,663
Dentsu Inc.	201,871	5,645
Shizuoka Bank Ltd.	596,033	5,620
Shiseido Co. Ltd.	405,224	5,610
Omron Corp.	226,746	5,404
* Olympus Corp.	242,707	5,389
Chiba Bank Ltd.	832,281	5,186
Chugai Pharmaceutical Co. Ltd.	250,013	5,143
TDK Corp.	137,507	5,100
Dai Nippon Printing Co. Ltd.	626,088	5,062
Kuraray Co. Ltd.	384,684	4,942
Kawasaki Heavy Industries Ltd.	1,589,737	4,925
Lawson Inc.	67,342	4,880
Sumitomo Chemical Co. Ltd.	1,664,827	4,870
Ono Pharmaceutical Co. Ltd.	92,321	4,864
Keio Corp.	647,923	4,809
Sekisui Chemical Co. Ltd.	477,600	4,602
Kyushu Electric Power Co. Inc.	476,086	4,582
^ Yakult Honsha Co. Ltd.	108,425	4,569
* Mitsubishi Motors Corp.	4,341,262	4,514
Daihatsu Motor Co. Ltd.	214,904	4,471
Keikyu Corp.	526,142	4,463
Japan Retail Fund Investment Corp.	2,321	4,398
Chugoku Electric Power Co. Inc.	331,255	4,359
Nippon Yusen KK	1,807,399	4,331
NTT Data Corp.	1,415	4,320
Konica Minolta Holdings Inc.	535,713	4,279
* Tohoku Electric Power Co. Inc.	505,766	4,118
Mitsui OSK Lines Ltd.	1,216,445	4,014
Hirose Electric Co. Ltd.	33,717	4,014
Mitsubishi Materials Corp.	1,250,591	4,004
Yamaha Motor Co. Ltd.	313,485	3,990
JSR Corp.	200,544	3,965
Sega Sammy Holdings Inc.	223,510	3,948
Nippon Express Co. Ltd.	951,931	3,929
Isetan Mitsukoshi Holdings Ltd.	397,022	3,921
Toppan Printing Co. Ltd.	628,365	3,900
Sysmex Corp.	80,880	3,859

IHI Corp.	1,478,725	3,834
^ Sharp Corp.	1,120,112	3,814
* Tokyo Electric Power Co. Inc.	1,618,444	3,770
^ Yamada Denki Co. Ltd.	97,442	3,753
Dena Co. Ltd.	118,164	3,745
Obayashi Corp.	728,751	3,737
Credit Saison Co. Ltd.	176,377	3,732
Hisamitsu Pharmaceutical Co. Inc.	69,433	3,719
Fukuoka Financial Group Inc.	868,186	3,655
Rohm Co. Ltd.	108,136	3,595
NSK Ltd.	496,670	3,520
NGK Insulators Ltd.	300,548	3,496
Shinsei Bank Ltd.	1,698,014	3,469
* Kobe Steel Ltd.	2,794,822	3,452
Trend Micro Inc.	118,055	3,447
Taisei Corp.	1,149,959	3,432
Santen Pharmaceutical Co. Ltd.	83,154	3,425
Tokyu Land Corp.	480,699	3,424
Joyo Bank Ltd.	726,920	3,408
Taiheiyo Cement Corp.	1,249,623	3,402
Mitsubishi Tanabe Pharma Corp.	251,473	3,371
Aozora Bank Ltd.	1,197,267	3,366
Sony Financial Holdings Inc.	195,229	3,297
Benesse Holdings Inc.	74,850	3,263
Hamamatsu Photonics KK	80,131	3,064
Hino Motors Ltd.	289,537	3,043
MEIJI Holdings Co. Ltd.	68,655	3,036
Electric Power Development Co. Ltd.	130,864	3,009
Bank of Kyoto Ltd.	363,114	3,005
J Front Retailing Co. Ltd.	542,766	2,977
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,386	2,971
Nitori Holdings Co. Ltd.	38,591	2,946
Mitsubishi Gas Chemical Co. Inc.	436,068	2,919
Oji Holdings Corp.	897,649	2,903
Kajima Corp.	950,658	2,850
Namco Bandai Holdings Inc.	199,307	2,843
Kikkoman Corp.	189,537	2,834
Brother Industries Ltd.	265,383	2,822
Jupiter Telecommunications Co. Ltd.	2,346	2,822
Taisho Pharmaceutical Holdings Co. Ltd.	40,618	2,803
USS Co. Ltd.	24,705	2,775
Toyo Suisan Kaisha Ltd.	99,971	2,772
Japan Airlines Co. Ltd.	67,168	2,771
Keisei Electric Railway Co. Ltd.	311,312	2,760
^ Hitachi Construction Machinery Co. Ltd.	120,052	2,757
Sumitomo Heavy Industries Ltd.	622,770	2,748
Kansai Paint Co. Ltd.	246,717	2,747
TonenGeneral Sekiyu KK	314,576	2,743
Kyowa Hakko Kirin Co. Ltd.	288,957	2,732
Chugoku Bank Ltd.	194,878	2,684
Suruga Bank Ltd.	203,741	2,656
FamilyMart Co. Ltd.	66,026	2,652
JTEKT Corp.	248,179	2,651
Stanley Electric Co. Ltd.	161,732	2,648
Nomura Research Institute Ltd.	114,378	2,628
Miraca Holdings Inc.	62,697	2,614
Rinnai Corp.	36,780	2,600

Nisshin Seifun Group Inc.	213,079	2,593
Nippon Meat Packers Inc.	191,237	2,588
Sumitomo Rubber Industries Ltd.	193,098	2,577
NGK Spark Plug Co. Ltd.	201,545	2,564
^ All Nippon Airways Co. Ltd.	1,308,648	2,562
Yokogawa Electric Corp.	226,867	2,526
Nissin Foods Holdings Co. Ltd.	66,263	2,515
Amada Co. Ltd.	400,743	2,504
Kurita Water Industries Ltd.	127,257	2,501
Dainippon Sumitomo Pharma Co. Ltd.	177,375	2,501
Japan Prime Realty Investment Corp.	875	2,488
Toho Gas Co. Ltd.	462,095	2,470
^ Showa Denko KK	1,604,002	2,451
TOTO Ltd.	309,179	2,447
Toho Co. Ltd.	127,600	2,444
Shimamura Co. Ltd.	24,860	2,441
Don Quijote Co. Ltd.	60,908	2,425
Suzuken Co. Ltd.	79,164	2,423
Teijin Ltd.	1,057,082	2,423
Nabtesco Corp.	115,898	2,420
Asics Corp.	169,282	2,411
Konami Corp.	113,459	2,408
Hiroshima Bank Ltd.	565,302	2,403
Ube Industries Ltd.	1,141,176	2,376
THK Co. Ltd.	135,815	2,360
Iyo Bank Ltd.	287,237	2,349
Mitsui Chemicals Inc.	982,133	2,329
Hachijuni Bank Ltd.	462,029	2,313
Shikoku Electric Power Co. Inc.	188,546	2,313
Advantest Corp.	168,717	2,297
Yamaguchi Financial Group Inc.	237,631	2,289
Daicel Corp.	327,689	2,288
Tsumura & Co.	67,969	2,233
Yaskawa Electric Corp.	237,578	2,219
Chiyoda Corp.	175,364	2,198
Sankyo Co. Ltd.	55,082	2,194
Takashimaya Co. Ltd.	295,978	2,178
Idemitsu Kosan Co. Ltd.	24,710	2,167
Toyo Seikan Kaisha Ltd.	169,481	2,163
^ Casio Computer Co. Ltd.	249,202	2,150
Kamigumi Co. Ltd.	262,413	2,137
Shimizu Corp.	658,359	2,132
Air Water Inc.	166,928	2,132
Hokuriku Electric Power Co.	190,632	2,102
^ SBI Holdings Inc.	253,109	2,102
MediPal Holdings Corp.	165,594	2,098
Sojitz Corp.	1,394,782	2,093
Mitsubishi Logistics Corp.	136,575	2,048
Marui Group Co. Ltd.	251,796	2,047
Gunma Bank Ltd.	423,958	2,046
Japan Steel Works Ltd.	354,025	2,043
Alfresa Holdings Corp.	46,172	2,023
Nippon Electric Glass Co. Ltd.	418,986	2,019
^ Sanrio Co. Ltd.	49,941	1,992
Park24 Co. Ltd.	110,217	1,989
Hokkaido Electric Power Co. Inc.	204,139	1,956
Nishi-Nippon City Bank Ltd.	750,195	1,944

Ibiden Co. Ltd.	136,112	1,940
Aeon Mall Co. Ltd.	80,150	1,935
Nomura Real Estate Holdings Inc.	105,905	1,933
McDonald's Holdings Co. Japan Ltd.	74,218	1,905
Hulic Co. Ltd.	299,081	1,897
Denki Kagaku Kogyo KK	517,633	1,869
Yamaha Corp.	175,590	1,860
Taiyo Nippon Sanso Corp.	271,212	1,811
Nomura Real Estate Office Fund Inc. Class A	305	1,799
Koito Manufacturing Co. Ltd.	106,744	1,779
Hakuhodo DY Holdings Inc.	26,027	1,774
Shimadzu Corp.	264,050	1,768
Oracle Corp. Japan	42,424	1,766
NOK Corp.	114,894	1,718
Kaneka Corp.	313,752	1,678
Citizen Holdings Co. Ltd.	291,559	1,670
Hitachi Chemical Co. Ltd.	117,898	1,660
Toyoda Gosei Co. Ltd.	73,012	1,618
Hitachi Metals Ltd.	186,116	1,600
^ Nippon Paper Group Inc.	109,810	1,556
NHK Spring Co. Ltd.	175,345	1,539
^ Aeon Credit Service Co. Ltd.	74,110	1,538
^ Gree Inc.	103,325	1,536
Calbee Inc.	18,517	1,524
Fuji Electric Co. Ltd.	620,559	1,449
Seven Bank Ltd.	595,249	1,440
Otsuka Corp.	17,566	1,438
* Furukawa Electric Co. Ltd.	706,514	1,432
Yamazaki Baking Co. Ltd.	126,007	1,410
Daido Steel Co. Ltd.	315,580	1,409
^ GS Yuasa Corp.	392,439	1,397
Cosmo Oil Co. Ltd.	620,525	1,395
Hitachi High-Technologies Corp.	70,153	1,393
* Sumco Corp.	129,336	1,348
Yamato Kogyo Co. Ltd.	46,189	1,323
* Nexon Co. Ltd.	123,163	1,300
NTT Urban Development Corp.	1,291	1,291
Ushio Inc.	117,955	1,275
Showa Shell Sekiyu KK	214,022	1,242
Itochu Techno-Solutions Corp.	28,054	1,217
Japan Petroleum Exploration Co.	32,455	1,196
Maruichi Steel Tube Ltd.	53,652	1,193
Mabuchi Motor Co. Ltd.	26,358	1,183
* Acom Co. Ltd.	45,095	1,179
M3 Inc.	721	1,177
ABC-Mart Inc.	29,469	1,121
Coca-Cola West Co. Ltd.	68,791	1,086
Kinden Corp.	146,293	970
Toyota Boshoku Corp.	71,542	937
Square Enix Holdings Co. Ltd.	72,462	900
* Kawasaki Kisen Kaisha Ltd.	55	—
		2,536,186
Netherlands (2.6%)
Unilever NV	1,826,129	73,988
* ING Groep NV	4,293,702	43,428
Koninklijke Philips Electronics NV	1,165,273	36,294
ASML Holding NV	346,857	26,020

Akzo Nobel NV	266,782	18,260
Heineken NV	258,067	18,148
Koninklijke Ahold NV	1,129,856	16,603
Aegon NV	1,956,162	13,060
Reed Elsevier NV	770,472	11,967
Koninklijke DSM NV	172,854	10,588
* DE Master Blenders 1753 NV	665,582	8,211
Wolters Kluwer NV	338,402	6,855
Heineken Holding NV	113,128	6,684
Koninklijke KPN NV	1,126,232	6,332
Randstad Holding NV	135,641	5,624
Koninklijke Vopak NV	79,122	5,400
Fugro NV	77,294	4,678
Ziggo NV	134,143	4,275
Koninklijke Boskalis Westminster NV	85,126	3,897
Corio NV	75,434	3,661
Delta Lloyd NV	155,357	3,060
TNT Express NV	364,882	2,802
ASML Holding NV (New York Shares)	6,459	485
Aegon NV (New York) ARS	860	6
		330,326
New Zealand (0.1%)
Fletcher Building Ltd.	768,069	6,136
Telecom Corp. of New Zealand Ltd.	2,078,185	4,232
Auckland International Airport Ltd.	1,044,867	2,487
SKYCITY Entertainment Group Ltd.	652,911	2,175
Contact Energy Ltd.	411,458	1,803
		16,833
Norway (0.9%)
Statoil ASA	1,251,059	33,331
Telenor ASA	786,620	17,330
Seadrill Ltd.	394,733	15,604
DNB ASA	1,096,885	15,366
Yara International ASA	209,534	11,174
Orkla ASA	863,800	7,619
Subsea 7 SA	314,909	7,607
Norsk Hydro ASA	1,048,969	5,036
Aker Solutions ASA	184,007	4,024
Gjensidige Forsikring ASA	223,594	3,515
		120,606
Portugal (0.2%)
EDP - Energias de Portugal SA	2,160,374	6,956
Jeronimo Martins SGPS SA	248,626	5,289
Galp Energia SGPS SA	290,545	4,716
Portugal Telecom SGPS SA	713,550	4,166
* Banco Espirito Santo SA	2,284,216	3,240
		24,367
Singapore (1.8%)
Singapore Telecommunications Ltd.	8,944,366	25,279
DBS Group Holdings Ltd.	2,047,742	24,749
Oversea-Chinese Banking Corp. Ltd.	2,895,905	22,878
United Overseas Bank Ltd.	1,424,988	21,702
Keppel Corp. Ltd.	1,612,294	14,981
CapitaLand Ltd.	2,879,252	9,300
Genting Singapore plc	6,822,711	8,549
Fraser and Neave Ltd.	1,034,225	7,967

Wilmar International Ltd.	2,156,476	6,650
Singapore Exchange Ltd.	957,442	6,026
Singapore Press Holdings Ltd.	1,813,823	6,009
Singapore Technologies Engineering Ltd.	1,715,512	5,434
Singapore Airlines Ltd.	605,934	5,381
City Developments Ltd.	560,369	5,290
Global Logistic Properties Ltd.	2,310,204	5,149
Jardine Cycle & Carriage Ltd.	119,821	4,899
SembCorp Industries Ltd.	1,097,859	4,863
Hutchison Port Holdings Trust	5,836,185	4,782
CapitaMall Trust	2,605,457	4,459
Ascendas REIT	2,126,869	4,350
Noble Group Ltd.	4,330,958	4,271
Golden Agri-Resources Ltd.	7,885,923	4,052
SembCorp Marine Ltd.	936,937	3,580
ComfortDelGro Corp. Ltd.	2,115,699	3,299
CapitaCommercial Trust	2,235,408	3,007
Keppel Land Ltd.	869,234	2,991
CapitaMalls Asia Ltd.	1,513,974	2,643
UOL Group Ltd.	520,799	2,630
^ Olam International Ltd.	1,783,134	2,332
StarHub Ltd.	672,991	2,121
Yangzijiang Shipbuilding Holdings Ltd.	2,181,489	1,728
		231,351
Spain (3.0%)
* Banco Santander SA	11,570,287	96,851
Telefonica SA	4,527,516	65,527
Banco Bilbao Vizcaya Argentaria SA	6,108,244	60,727
Inditex SA	244,651	34,195
Iberdrola SA	4,477,497	24,093
* Repsol SA	916,036	20,429
Amadeus IT Holding SA	352,145	8,824
* Banco de Sabadell SA	3,138,621	8,421
Gas Natural SDG SA	392,295	7,837
Ferrovial SA	452,156	7,261
Abertis Infraestructuras SA	410,930	7,036
Red Electrica Corp. SA	121,442	6,758
* Grifols SA	167,686	5,708
Banco Popular Espanol SA	5,939,653	5,371
Enagas SA	213,163	5,043
Distribuidora Internacional de Alimentacion SA	682,737	5,040
ACS Actividades de Construccion y Servicios SA	158,093	3,795
CaixaBank	914,366	3,620
* International Consolidated Airlines Group SA	1,038,168	3,513
Mapfre SA	866,371	2,665
Zardoya Otis SA	171,671	2,631
Acciona SA	29,080	2,340
Telefonica SA ADR	64,080	920
* Bankia SA	1,135,790	787
		389,392
Sweden (3.2%)
Telefonaktiebolaget LM Ericsson Class B	3,412,198	39,688
Hennes & Mauritz AB Class B	1,064,320	39,162
Nordea Bank AB	2,951,284	32,551
Volvo AB Class B	1,563,851	23,146
Svenska Handelsbanken AB Class A	555,881	22,713

Atlas Copco AB Class A	752,774	21,445
Swedbank AB Class A	897,056	21,182
Sandvik AB	1,123,647	18,027
TeliaSonera AB	2,425,905	17,498
Skandinaviska Enskilda Banken AB Class A	1,582,555	15,852
Svenska Cellulosa AB Class B	649,624	15,750
Investor AB Class B	509,682	14,477
Assa Abloy AB Class B	375,038	14,031
Atlas Copco AB Class B	437,255	11,151
SKF AB	439,349	10,895
Swedish Match AB	230,480	8,650
Alfa Laval AB	375,351	8,016
Scania AB Class B	358,172	7,349
Skanska AB Class B	425,692	7,240
Hexagon AB Class B	265,372	7,127
Electrolux AB Class B	269,570	7,120
Getinge AB	224,166	6,917
Millicom International Cellular SA	70,948	6,537
* Lundin Petroleum AB	249,932	6,420
Tele2 AB	356,686	6,398
Elekta AB Class B	413,837	6,136
Boliden AB	307,567	5,685
Investment AB Kinnevik	229,756	5,307
Securitas AB Class B	351,590	3,285
Husqvarna AB	454,049	2,936
Industrivarden AB	132,999	2,334
Ratos AB	216,918	2,091
		417,116
Switzerland (8.9%)
Nestle SA	3,615,104	253,844
Novartis AG	2,578,664	175,288
Roche Holding AG	787,594	174,089
UBS AG	4,057,623	70,471
ABB Ltd.	2,465,109	52,844
Cie Financiere Richemont SA	585,166	48,068
Zurich Insurance Group AG	165,221	47,512
Syngenta AG	104,395	44,894
Credit Suisse Group AG	1,405,832	41,518
Swiss Re AG	394,842	29,356
Transocean Ltd.	402,758	22,842
Holcim Ltd.	256,918	19,998
Swatch Group AG (Bearer)	34,614	18,960
SGS SA	6,147	14,623
Swisscom AG	26,114	11,583
Givaudan SA	9,323	10,352
Julius Baer Group Ltd.	243,287	9,941
Geberit AG	41,400	9,685
Adecco SA	148,228	8,500
Schindler Holding AG	54,390	8,068
Kuehne & Nagel International AG	60,491	7,101
Sonova Holding AG	55,153	6,378
Sika AG	2,420	6,092
Actelion Ltd.	120,978	5,993
Swiss Life Holding AG	34,034	5,121
Swiss Prime Site AG	60,070	5,078
Baloise Holding AG	53,039	4,800
Lindt & Spruengli AG Regular	115	4,677

Swatch Group AG (Registered)	48,516	4,561
Partners Group Holding AG	19,380	4,550
Sulzer AG	26,816	4,217
Aryzta AG (Switzerland Shares)	68,151	3,827
Lindt & Spruengli AG	981	3,511
Lonza Group AG	59,323	3,491
Schindler Holding AG (Registered)	24,108	3,488
EMS-Chemie Holding AG	9,250	2,349
Pargesa Holding SA	30,064	2,228
Barry Callebaut AG	2,049	2,060
Banque Cantonale Vaudoise	3,359	1,795
Aryzta AG (Ireland Shares)	29,167	1,614
UBS AG (New York Shares)	24,469	425
		1,155,792
United Kingdom (22.1%)
HSBC Holdings plc	20,527,305	233,434
BP plc	21,345,894	158,015
Vodafone Group plc	52,606,425	143,573
GlaxoSmithKline plc	5,575,765	127,541
British American Tobacco plc	2,178,587	113,226
Royal Dutch Shell plc Class B	2,949,050	107,190
Royal Dutch Shell plc Class A	2,993,033	106,100
Rio Tinto plc	1,502,708	84,895
Diageo plc	2,809,678	83,640
BHP Billiton plc	2,367,674	81,193
Standard Chartered plc	2,682,073	71,313
BG Group plc	3,808,627	67,600
AstraZeneca plc	1,397,908	67,547
Barclays plc	13,032,952	62,573
Unilever plc	1,438,775	58,607
SABMiller plc	1,072,464	53,551
Tesco plc	9,014,201	50,945
Reckitt Benckiser Group plc	729,584	48,607
Anglo American plc London Shares	1,558,640	46,622
National Grid plc	4,078,174	44,655
Xstrata plc	2,356,223	44,127
Prudential plc	2,865,893	43,505
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,172,499	41,468
Imperial Tobacco Group plc	1,111,689	41,338
* Lloyds Banking Group plc	47,312,661	38,727
BT Group plc	8,829,252	34,829
Centrica plc	5,825,660	32,350
Rolls-Royce Holdings plc	2,098,950	31,512
Glencore International plc	4,269,734	26,654
Compass Group plc	2,087,915	25,276
SSE plc	1,060,125	23,862
ARM Holdings plc	1,546,068	21,178
Shire plc	630,806	21,102
WPP plc	1,320,010	20,727
BAE Systems plc	3,644,262	19,614
Experian plc	1,132,970	19,381
Aviva plc	3,274,081	19,076
Tullow Oil plc	1,018,067	18,357
Pearson plc	914,302	17,302
Old Mutual plc	5,478,236	16,264
Legal & General Group plc	6,623,702	15,996
British Sky Broadcasting Group plc	1,212,397	15,683

Reed Elsevier plc	1,368,392	14,894
Standard Life plc	2,645,362	14,507
Wolseley plc	307,296	14,339
* Royal Bank of Scotland Group	2,356,538	12,814
Next plc	184,590	11,875
Smith & Nephew plc	1,007,405	11,617
Kingfisher plc	2,653,615	11,340
Land Securities Group plc	874,168	11,134
Associated British Foods plc	399,501	11,078
Marks & Spencer Group plc	1,801,708	10,839
Burberry Group plc	495,041	10,635
WM Morrison Supermarkets plc	2,577,380	10,252
Randgold Resources Ltd.	97,958	9,227
Capita plc	734,532	9,158
InterContinental Hotels Group plc	305,811	8,976
Intertek Group plc	180,587	8,904
United Utilities Group plc	766,504	8,895
Smiths Group plc	441,746	8,595
British Land Co. plc	949,593	8,460
RSA Insurance Group plc	3,973,019	8,303
Carnival plc	203,942	8,267
Johnson Matthey plc	229,101	8,222
Whitbread plc	199,715	8,140
Antofagasta plc	442,782	8,029
Aggreko plc	299,895	7,585
ITV plc	4,153,012	7,548
Petrofac Ltd.	290,222	7,529
Weir Group plc	237,886	7,487
J Sainsbury plc	1,374,880	7,204
Sage Group plc	1,386,445	7,100
GKN plc	1,825,109	6,969
G4S plc	1,581,476	6,961
Vodafone Group plc ADR	251,879	6,881
Severn Trent plc	267,174	6,872
Tate & Lyle plc	522,698	6,736
Bunzl plc	372,078	6,686
IMI plc	360,587	6,685
Babcock International Group plc	404,193	6,656
* Rexam plc	884,524	6,575
Resolution Ltd.	1,561,786	6,487
Aberdeen Asset Management plc	968,277	6,180
Hammerson plc	800,063	6,159
Meggitt plc	879,288	6,063
AMEC plc	351,201	6,018
Croda International plc	152,098	5,845
Fresnillo plc	201,719	5,303
Inmarsat plc	500,349	5,115
Invensys plc	908,454	4,974
Melrose Industries plc	1,342,736	4,972
Serco Group plc	556,328	4,891
3i Group plc	1,086,025	4,538
Investec plc	608,883	4,456
Admiral Group plc	227,441	4,417
Cobham plc	1,204,792	4,044
Schroders plc (Voting Shares)	126,574	3,890
London Stock Exchange Group plc	197,392	3,770
Capital Shopping Centres Group plc	629,913	3,558

Segro plc			832,466	3,276
Balfour Beatty plc			769,554	3,236
ICAP plc			615,735	3,184
Hargreaves Lansdown plc			266,386	2,918
Kazakhmys plc			234,125	2,710
^ TUI Travel plc			500,083	2,304
Vedanta Resources plc			118,216	2,258
Evraz plc			372,757	1,707
Eurasian Natural Resources Corp. plc			291,082	1,522
				2,866,924
Total Common Stocks (Cost $10,902,289)				12,876,208
	Coupon
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund	0.143%		168,037,865	168,038

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5,6] Fannie Mae Discount Notes	0.085%	4/3/13	3,000	2,999
[6,7] Federal Home Loan Bank Discount Notes	0.100%	4/15/13	1,000	1,000
[4,6] Freddie Mac Discount Notes	0.140%	2/11/13	2,000	2,000
[4,6] Freddie Mac Discount Notes	0.130%	4/3/13	2,500	2,499
				8,498
Total Temporary Cash Investments (Cost $176,537)				176,536
Total Investments (100.4%) (Cost $11,078,826)				13,052,744
Other Assets and Liabilities-Net (-0.4%)[2]				(56,280)
Net Assets (100%)				12,996,464

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $60,036,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.6%, respectively, of net assets.
2 Includes $64,217,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $800,000 have been segregated as collateral for open forward currency contracts.
6 Securities with a value of $5,299,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Developed Markets Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,005	12,860,203	—
Temporary Cash Investments	168,038	8,498	—
Futures Contracts— Liabilities [1]	—	(303)	—
Forward Currency Contracts—Assets	—	833	—
Forward Currency Contracts—Liabilities	—	(1,436)	—
Total	184,043	12,867,795	—
1 Represents variation margin on the last day of the reporting period.

Developed Markets Index Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	March 2013	320	31,760	1,213
Dow Jones EURO STOXX 50 Index	March 2013	861	31,684	314
Topix Index	March 2013	240	24,655	1,403
S&P ASX 200 Index	March 2013	106	13,392	403

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Developed Markets Index Fund

At January 31, 2013 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/20/13	EUR	23,018USD	30,439	813
UBS AG	3/20/13	GBP	16,178USD	26,119	(475)
UBS AG	3/26/13	AUD	11,658USD	12,197	(86)
UBS AG	3/20/13	GBP	2,981USD	4,711	14
UBS AG	3/26/13	AUD	817USD	843	6
UBS AG	3/12/13	USD	23,689 JPY	2,081,413	(875)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2013, the cost of investment securities for tax purposes was $11,115,059,000. Net unrealized appreciation of investment securities for tax purposes was $1,937,685,000, consisting of unrealized gains of $2,720,862,000 on securities that had risen in value since their purchase and $783,177,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.